UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-07899 and 811-07855

Name of Fund:   BlackRock Index Funds, Inc.

              BlackRock International Index Fund

              BlackRock Small Cap Index Fund

          Quantitative Master Series LLC

              Master International Index Series

              Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc.

      and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 12/31/2013

Item 1 –	Report to Stockholders

DECEMBER 31, 2013

ANNUAL REPORT

BlackRock Index Funds, Inc.

➢	BlackRock International Index Fund
➢	BlackRock Small Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Dear Shareholder

Risk assets (such as equities) powered higher in 2013, for the most part unscathed by ongoing political and economic uncertainty. While monetary policy was the main driving force behind the rally in risk assets, it was also the main culprit for the bouts of volatility during the year.

Equity markets rallied right out of the gate in January with cash pouring back in from the sidelines after a potential US fiscal crisis (i.e., the “fiscal cliff”) was averted with a last-minute tax deal. Key indicators signaling modest but broad-based improvements in the world’s major economies and a calming in Europe’s debt troubles fostered an aura of comfort for investors. Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US showed greater stability than most other regions. Slow but positive growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus program. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world as growth in these economies fell short of expectations.

Financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing — or “tapering” — the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Risk assets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes as the Fed defied market expectations with its decision to delay tapering. Easing of political tensions that had earlier surfaced in Egypt and Syria and the re-election of Angela Merkel as Chancellor of Germany also boosted investor sentiment. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of the year was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. On the one hand, persistent weak growth and low inflation provided significant latitude for monetary policy decisions and investors were encouraged by dovish comments from Fed Chair-to-be Janet Yellen. On the other hand, US housing and manufacturing reports had begun to signal fundamental improvement in the economy. The long-awaited taper announcement ultimately came in mid-December. The Fed reduced the amount of its monthly asset purchases, but at the same time, extended its time horizon for maintaining low short-term interest rates. Markets reacted positively as this move signaled the Fed’s perception of real improvement in the economy and investors felt relief from the tenacious anxiety that had gripped them throughout the year.

Accommodative monetary policy and the avoidance of major risks made 2013 a strong year for most equity markets. US stocks were the strongest performers for the six- and 12-month periods ended December 31. In contrast, emerging markets were weighed down by uneven growth and structural imbalances. Rising US Treasury yields led to a rare annual loss in 2013 for Treasury bonds and other high-quality fixed income sectors including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, generated gains driven by income-oriented investors seeking yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While monetary policy was the main driving force behind the rally in risk assets, it was also the main culprit for the bouts of volatility during the year.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	16.31%	32.39%
US small cap equities (Russell 2000® Index)	19.82	38.82
International equities (MSCI Europe, Australasia, Far East Index)	17.94	22.78
Emerging market equities (MSCI Emerging Markets Index)	7.70	(2.60)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.07
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.10)	(7.83)
US investment grade bonds (Barclays US Aggregate Bond Index)	0.43	(2.02)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.00	(2.55)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	5.94	7.44
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2013	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31, 2013, the Fund’s Institutional Shares returned 21.52%, Investor A Shares returned 21.20% and Class K Shares returned 21.57%. The benchmark MSCI EAFE Index returned 22.78% for the same period. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master International Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

International equity markets began 2013 with a powerful relief rally after the United States averted the worst of its potential fiscal crisis with a last-minute tax deal. The rally softened in February, however, as global economic momentum slowed. Later in the first quarter, a stalemate presidential election in Italy and a severe banking crisis in Cyprus reminded investors that political and financial instability in Europe continued to pose risks. The ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield.

•

As the year progressed, the direction of equity markets became increasingly dominated by speculation around the future of monetary policy in response to signals from central banks, particularly the US Federal Reserve. Sluggish global growth, ironically, was often conducive to positive stock market performance as weak economic data reinforced investors’ expectations that major central banks would maintain their accommodative stance. Additionally, the modest pace of economic growth contributed to corporate profit margins as the global recovery was strong enough to support revenues while nearly stagnant wage growth kept costs low.

•

After peaking in late May, equity markets around the world recoiled when Fed Chairman Bernanke mentioned the possibility of gradually reducing (or “tapering”) monetary stimulus before the end of 2013. Volatility picked up considerably as many investors misinterpreted the Fed’s remarks as signaling the end of low short-term interest rates. However, equities staged a swift mid-summer rebound when the Fed’s tone turned more dovish. Later in the third quarter, mixed economic data drove high volatility as it made investors increasingly anxious about when and how much the Fed would scale back on its monthly asset purchase program. Also concerning was the escalation of the revolution in Egypt and the civil war in Syria, events that fueled higher oil prices, an additional headwind for global growth.

•

September brought another sharp rally as the Fed defied market expectations with its decision to delay tapering its asset purchase program. On the geopolitical front, the turmoil in Egypt and Syria subsided and the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. The equity market advance was interrupted again in late September when the US teetered on breaching the national debt ceiling and political brinksmanship led to a partial government shutdown. The rally quickly resumed in mid-October when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014.

•

As economic indicators improved later in the fall, investors around the world grappled with rising uncertainty around the timing of the anticipated Fed taper. This anxiety was ultimately relieved when the central bank announced the commencement of tapering in mid-December. Investors reacted positively to this policy move as it signaled the Fed’s perception of real improvement in US growth. Sentiment was also buoyed by the extension of the Fed’s expected time horizon for maintaining low short-term interest rates.

•

Equity markets in all of the developed countries represented in the MSCI EAFE Index moved higher for the year 2013 (in US dollar terms). Markets in Finland (+46.04%) and Ireland (+41.15%) posted the largest gains in the index, followed by Germany (+31.37%), which has substantial representation in the index composition. Japanese equities (+27.16%) climbed higher as a weakening yen benefited the nation’s exporters, which comprise a large portion of the Japanese stock market. (In local currency terms, Japanese stocks soared +54.58%.) Japanese equities are among the heavier country weightings in the MSCI EAFE Index, as are Swiss (+26.61%), French (+26.33%) and UK equities (+20.67%).

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

BlackRock International Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

[3]	This unmanaged index is a free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended December 31, 2013

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	17.69%	21.52%	11.65%	6.57%
Investor A	17.56	21.20	11.36	6.29
Class K5	17.74	21.57	11.70	6.62
MSCI EAFE Index	17.94	22.78	12.44	6.91

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related fees.

[5]	Class K Shares commenced operations on March 31, 2011.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,176.90	$1.98	$1,000.00	$1,023.39	$1.84	0.35%
Investor A	$1,000.00	$1,175.60	$3.35	$1,000.00	$1,022.13	$3.11	0.60%
Class K	$1,000.00	$1,177.40	$1.70	$1,000.00	$1,023.64	$1.58	0.30%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	5

Fund Summary as of December 31, 2013	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the Russell 2000® Index (the “Russell 2000®”) as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31, 2013, the Fund’s Institutional Shares returned 39.14%, Investor A Shares returned 38.72% and Class K Shares returned 39.14%. The benchmark Russell 2000® Index returned 38.82% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

US equity markets began 2013 with a powerful relief rally after the United States averted the worst of its potential fiscal crisis with a last-minute tax deal. The rally softened in February, however, as economic momentum slowed. Later in the first quarter, a stalemate presidential election in Italy and a severe banking crisis in Cyprus reminded investors that political and financial instability in Europe continued to pose risks. The ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield.

•

As the year progressed, the direction of stock markets became increasingly dominated by speculation around the future of monetary policy. Sluggish US growth, ironically, was often conducive to positive stock market performance as weak economic data reinforced investors’ expectations that the US Federal Reserve would maintain its accommodative stance. Additionally, the modest pace of economic growth contributed to corporate profit margins as the US recovery was strong enough to support revenues while nearly stagnant wage growth kept costs low.

•

After peaking in late May, stock markets recoiled when Fed Chairman Bernanke mentioned the possibility of gradually reducing (or “tapering”) monetary stimulus before the end of 2013. Volatility picked up considerably as many investors misinterpreted the Fed’s remarks as signaling the end of low short-term interest rates. However, equities staged a swift mid-summer rebound when the Fed’s tone turned more dovish. Later in the third quarter, mixed economic data drove high volatility as it made investors increasingly anxious about when and how much the Fed would scale back on its monthly asset purchase program.

•

September brought another sharp rally as the Fed defied market expectations with its decision to delay tapering its asset purchases. But the equity market advance was interrupted again in late September when the US teetered on breaching the national debt ceiling and political brinksmanship led to a partial government shutdown. The rally quickly resumed in mid-October when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014.

•

As economic indicators improved later in the fall, investors grappled with rising uncertainty around the timing of the anticipated Fed taper. This anxiety was ultimately relieved when the central bank announced the commencement of tapering in mid-December. Investors reacted positively to this policy move as it signaled the Fed’s perception of real improvement in US growth. Sentiment was also buoyed by the extension of the Fed’s expected time horizon for maintaining low short-term interest rates.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2000® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

BlackRock Small Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and in derivative instruments linked to the Russell 2000® Index.

[3]	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

Performance Summary for the Period Ended December 31, 2013

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	19.81%	39.14%	19.89%	8.72%
Investor A	19.63	38.72	19.59	8.44
Class K5	19.83	39.14	19.97	8.78
Russell 2000® Index	19.82	38.82	20.08	9.07

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including related fees, if any.

[5]	Class K commenced operations on March 31, 2011.

Past	performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,198.10	$1.66	$1,000.00	$1,023.69	$1.53	0.30%
Investor A	$1,000.00	$1,196.30	$3.04	$1,000.00	$1,022.43	$2.80	0.55%
Class K	$1,000.00	$1,198.30	$1.39	$1,000.00	$1,023.95	$1.28	0.25%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See	“Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	7

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ administrator waived and/or reimbursed a portion of the Funds’ fee expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2013 and held through December 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 4 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to an index and/or market without owning or taking physical custody of securities or to hedge market, foreign currency exchange rate and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

8	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Statements of Assets and Liabilities

December 31, 2013	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Assets
Investments at value — from Master International Index Series and Master Small Cap Index Series (each, a “Series”, respectively)[1]	$382,920,970	$145,074,441
Capital shares sold receivable	884,832	110,406
Withdrawals receivable from the Series	305,652	311,754
Prepaid expenses	28,627	24,698

Total assets	384,140,081	145,521,299

Liabilities
Capital shares redeemed payable	1,190,484	422,160
Administration fees payable	52,600	20,198
Service fees payable	63,743	17,178
Officer’s fees payable	37	12
Other accrued expenses payable	46,623	40,752

Total liabilities	1,353,487	500,300

Net Assets	$382,786,594	$145,020,999

Net Assets Consist of
Paid-in capital	$344,690,376	$105,103,964
Undistributed (distributions in excess) of net investment income	(2,082,337)	148,170
Accumulated net realized loss allocated from the Series	(51,741,286)	(2,788,856)
Net unrealized appreciation/depreciation allocated from the Series	91,919,841	42,557,721

Net Assets	$382,786,594	$145,020,999

[1] Investments at cost	$291,001,129	$102,516,720

Net Asset Value
Institutional:
Net assets	$71,826,094	$60,706,774

Shares outstanding[2]	5,478,589	3,467,681

Net asset value	$13.11	$17.51

Investor A:
Net assets	$308,624,184	$83,117,896

Shares outstanding[2]	23,705,844	4,744,534

Net asset value	$13.02	$17.52

Class K:
Net assets	$2,336,316	$1,196,329

Shares outstanding[2]	178,149	68,262

Net asset value	$13.11	$17.53

[2] 125 million shares authorized, $0.0001 par value.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	9

Statements of Operations

Year Ended December 31, 2013	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Investment Income
Income	—	$256,321
Net investment income allocated from the Series:
Dividends — unaffiliated	$10,500,015	1,566,334
Foreign taxes withheld	(882,712)	(1,799)
Securities lending — affiliated — net	4,273	182,044
Other income — affiliated	119,156	26,819
Dividends — affiliated	783	19,028
Expenses	(216,900)	(78,468)
Fees waived	694	5,064

Total income	9,525,309	1,975,343

Fund Expenses
Administration	777,858	339,586
Service — Investor A	662,305	162,376
Transfer agent — Institutional	32,966	29,380
Transfer agent — Investor A	246,144	51,036
Transfer agent — Class K	220	350
Registration	47,583	50,713
Professional	36,379	34,441
Printing	34,763	18,396
Officer	99	29
Miscellaneous	10,865	6,699

Total expenses	1,849,182	693,006
Less administration fees waived	(151,319)	(230,406)
Less transfer agent fees waived and/or reimbursed — class specific	(119,781)	(26,105)

Total expenses after fees waived and/or reimbursed	1,578,082	436,495

Net investment income	7,947,227	1,538,848

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized gain (loss) from investments, financial futures contracts and foreign currency transactions	(3,186,390)	9,238,334
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency translations	58,864,584	27,192,380

Total realized and unrealized gain	55,678,194	36,430,714

Net Increase in Net Assets Resulting from Operations	$63,625,421	$37,969,562

See Notes to Financial Statements.

10	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Statements of Changes in Net Assets

	BlackRock International Index Fund		BlackRock Small Cap Index Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012

Operations
Net investment income	$7,947,227	$7,437,673	$1,538,848	$1,578,077
Net realized gain (loss)	(3,186,390)	(20,249,413)	9,238,334	6,203,776
Net change in unrealized appreciation/depreciation	58,864,584	56,355,838	27,192,380	6,639,561

Net increase in net assets resulting from operations	63,625,421	43,544,098	37,969,562	14,421,414

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(1,625,236)	(1,661,118)	(637,619)	(1,228,601)
Investor A	(6,601,334)	(6,510,024)	(706,766)	(1,136,281)
Class K	(54,078)	(21,576)	(11,944)	(1,125)
Net realized gain:
Institutional	—	—	(1,093,818)	—
Investor A	—	—	(1,553,975)	—
Class K	—	—	(21,681)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(8,280,648)	(8,192,718)	(4,025,803)	(2,366,007)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	50,389,204	3,246,488	17,405,626	(13,497,292)

Net Assets
Total increase (decrease) in net assets	105,733,977	38,597,868	51,349,385	(1,441,885)
Beginning of year	277,052,617	238,454,749	93,671,614	95,113,499

End of year	$382,786,594	$277,052,617	$145,020,999	$93,671,614

Undistributed (distributions in excess of) net investment income, end of year	$(2,082,337)	$(1,509,001)	$148,170	$(42,220)

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	11

Financial Highlights	BlackRock International Index Fund

	Institutional
	Year Ended December 31,
	2013		2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of year	$11.06		$9.63		$11.42		$10.97		$8.75

Net investment income[1]	0.32		0.33		0.35		0.25		0.23
Net realized and unrealized gain (loss)	2.04		1.45		(1.79)[2]		0.53	[2]	2.25	[2]

Net increase (decrease) from investment operations	2.36		1.78		(1.44)		0.78		2.48

Dividends from net investment income[3]	(0.31)		(0.35)		(0.35)		(0.33)		(0.26)

Net asset value, end of year	$13.11		$11.06		$9.63		$11.42		$10.97

Total Investment Return[4]
Based on net asset value	21.52%		18.58%		(12.55)%		7.26%		28.38%

Ratios to Average Net Assets[5]
Total expenses	0.40%	[6]	0.42%	[6]	0.44%	[6]	0.47%		0.54%

Total expenses after fees waived and/or reimbursed	0.35%	[6]	0.34%	[6]	0.35%	[6]	0.46%		0.54%

Net investment income	2.64%	[6]	3.22%	[6]	3.14%	[6]	2.35%		2.43%

Supplemental Data
Net assets, end of year (000)	$71,826		$52,589		$70,169		$112,145		$89,889

Portfolio turnover of the Series	8%		21%		6%		8%		30%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock International Index Fund

	Investor A
	Year Ended December 31,
	2013		2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of year	$10.99		$9.57		$11.36		$10.91		$8.71

Net investment income[1]	0.29		0.30		0.31		0.23		0.21
Net realized and unrealized gain (loss)	2.02		1.45		(1.77)[2]		0.52	[2]	2.23	[2]

Net increase (decrease) from investment operations	2.31		1.75		(1.46)		0.75		2.44

Dividends from net investment income[3]	(0.28)		(0.33)		(0.33)		(0.30)		(0.24)

Net asset value, end of year	$13.02		$10.99		$9.57		$11.36		$10.91

Total Investment Return[4]
Based on net asset value	21.20%		18.33%		(12.84)%		7.02%		28.00%

Ratios to Average Net Assets[5]
Total expenses	0.69%	[6]	0.69%	[6]	0.70%	[6]	0.74%		0.79%

Total expenses after fees waived and/or reimbursed	0.60%	[6]	0.60%	[6]	0.60%	[6]	0.73%		0.79%

Net investment income	2.41%	[6]	2.90%	[6]	2.84%	[6]	2.16%		2.27%

Supplemental Data
Net assets, end of year (000)	$308,624		$223,754		$168,266		$163,033		$160,964

Portfolio turnover of the Series	8%		21%		6%		8%		30%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	13

Financial Highlights (concluded)	BlackRock International Index Fund

	Class K
	Year Ended December 31,		Period March 31, 2011[1] to December 31, 2011
	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.06	$9.63	$11.80

Net investment income[2]	0.28	0.22	0.26
Net realized and unrealized gain (loss)	2.09	1.57	(2.08)

Net increase (decrease) from investment operations	2.37	1.79	(1.82)

Dividends from net investment income[3]	(0.32)	(0.36)	(0.35)

Net asset value, end of period	$13.11	$11.06	$9.63

Total Investment Return[4]
Based on net asset value	21.57%	18.65%	(15.38)%[5]

Ratios to Average Net Assets[6,7]
Total expenses	0.36%	0.33%	0.48% [8]

Total expenses after fees waived and/or reimbursed	0.30%	0.29%	0.30% [8]

Net investment income	2.29%	2.11%	3.27% [8]

Supplemental Data
Net assets, end of period (000)	$2,336	$710	$20

Portfolio turnover of the Series	8%	21%	6%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional
	Year Ended December 31,
	2013		2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$12.99		$11.51		$12.21	$9.70	$7.71

Net investment income[1]	0.22		0.24		0.14	0.08	0.07
Net realized and unrealized gain (loss)	4.83		1.61		(0.69)[2]	2.51 [2]	1.98 [2]

Net increase (decrease) from investment operations	5.05		1.85		(0.55)	2.59	2.05

Dividends and distributions from:[3]
Net investment income	(0.19)		(0.37)		(0.15)	(0.08)	(0.06)
Net realized gain	(0.34)		—		—	—	—

Total dividends and distributions	(0.53)		(0.37)		(0.15)	(0.08)	(0.06)

Net asset value, end of year	$17.51		$12.99		$11.51	$12.21	$9.70

Total Investment Return[4]
Based on net asset value	39.14%		16.10%		(4.49)%	26.77%	26.67%

Ratios to Average Net Assets[5]
Total expenses	0.51%	[6]	0.60%	[6]	0.61% [6]	0.57%	0.56%

Total expenses after fees waived and/or reimbursed	0.29%	[6]	0.28%	[6]	0.30% [6]	0.52%	0.56%

Net investment income	1.45%	[6]	1.88%	[6]	1.14% [6]	0.80%	0.85%

Supplemental Data
Net assets, end of year (000)	$60,707		$44,328		$49,829	$71,443	$55,744

Portfolio turnover of the Series	22%		68%		31%	42%	43%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	15

Financial Highlights (continued)	BlackRock Small Cap Index Fund

	Investor A
	Year Ended December 31,
	2013		2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$13.01		$11.51		$12.21	$9.71	$7.72

Net investment income[1]	0.19		0.21		0.11	0.06	0.05
Net realized and unrealized gain (loss)	4.82		1.62		(0.70)	2.50 [2]	1.98 [2]

Net increase (decrease) from investment operations	5.01		1.83		(0.59)	2.56	2.03

Dividends and distributions from:[3]
Net investment income	(0.16)		(0.33)		(0.11)	(0.06)	(0.04)
Net realized gain	(0.34)		—		—	—	—

Total dividends and distributions	(0.50)		(0.33)		(0.11)	(0.06)	(0.04)

Net asset value, end of year	$17.52		$13.01		$11.51	$12.21	$9.71

Total Investment Return[4]
Based on net asset value	38.72%		15.96%		(4.76)%	26.35%	26.36%

Ratios to Average Net Assets[5]
Total expenses	0.77%	[6]	0.88%	[6]	0.88% [6]	0.80%	0.82%

Total expenses after fees waived and/or reimbursed	0.55%	[6]	0.55%	[6]	0.55% [6]	0.78%	0.82%

Net investment income	1.20%	[6]	1.64%	[6]	0.88% [6]	0.53%	0.59%

Supplemental Data
Net assets, end of year (000)	$83,118		$49,303		$45,263	$47,252	$38,340

Portfolio turnover of the Series	22%		68%		31%	42%	43%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

16	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Class K
	Year Ended December 31,		Period March 31, 2011[1] to December 31, 2011
	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.01	$11.51	$13.17

Net investment income[2]	0.25	0.25	0.11
Net realized and unrealized gain (loss)	4.81	1.62	(1.62)

Net increase (decrease) from investment operations	5.06	1.87	(1.51)

Dividends and distributions from:[3]
Net investment income	(0.20)	(0.37)	(0.15)
Net realized gain	(0.34)	—	—

Total dividends and distributions	(0.54)	(0.37)	(0.15)

Net asset value, end of period	$17.53	$13.01	$11.51

Total Investment Return[4]
Based on net asset value	39.14%	16.30%	(11.42)%	[5]

Ratios to Average Net Assets[6,7]
Total expenses	0.49%	0.68%	0.68%	[8]

Total expenses after fees waived and/or reimbursed	0.25%	0.25%	0.25%	[8]

Net investment income	1.57%	1.99%	1.28%	[8]

Supplemental Data
Net assets, end of period (000)	$1,196	$40	$22

Portfolio turnover of the Series	22%	68%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	17

Notes to Financial Statements	BlackRock Index Funds, Inc.

1. Organization:

BlackRock International Index Fund (“International Index”) and BlackRock Small Cap Index Fund (“Small Cap Index”) (collectively, “the “Funds” or individually, a “Fund”), are a series of BlackRock Index Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund is classified as diversified. The Funds seek to achieve their investment objectives by investing all of their assets in Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”), respectively (collectively, the “Series”, or individually, a “Series”) of Quantitative Master Series LLC (the “Master LLC”), an affiliate of the Funds, each of which has the same investment objective and strategies as the corresponding Fund. The value of the Fund’s investment in the applicable Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Funds is directly affected by the performance of the Series. The percentages of Master International Index and Master Small Cap Index owned by International Index and Small Cap Index at December 31, 2013 were 37.7%, and 16.9%, respectively. As such the financial statements of the Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds offer multiple classes of shares. Institutional Shares and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a front-end sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. The Funds record their investment in the Series at fair value based on the Funds’ proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 2 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Funds record daily their proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended December 31, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to a Fund and other shared expenses pro rated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each of International Index and Small Cap Index pays the Administrator a monthly fee at an annual rate of 0.24% and 0.29%, respectively, of the average daily value of the Funds’ net assets. The Funds do not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business.

The expense limitation as a percentage of average daily net assets is as follows:

	International Index	Small Cap Index
Institutional	0.35%	0.30%
Investor A	0.60%	0.55%
Class K	0.30%	0.25%

18	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2014 unless approved by the Corporation’s Board of Directors (the “Board”), including a majority of the Independent Directors. These amounts are shown as administration fees waived and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

For the year ended December 31, 2013, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

	International Index	Small Cap Index
Institutional	$4,427	$6,678
Investor A	$115,135	$19,079
Class K	$219	$348

In addition, the Administrator waived $151,319 and $230,406 for International Index and Small Cap Index, respectively, which are shown as administration fees waived in the Statements of Operations.

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service fees with respect to their Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2013, the Funds paid the following to affiliates in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Investor A	—	$191

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended December 31, 2013, the Funds reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Institutional	$364	$196
Investor A	$4,375	$2,396
Class K	$23	$48

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer.

4. Income Tax Information:

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2013 attributable to foreign currency transactions and the sale of stock of passive foreign investment companies by the Series were reclassified to the following accounts:

	International Index	Small Cap Index
Undistributed (distributions in excess of) net investment income	$(239,915)	$7,871
Accumulated net realized loss allocated from the Series	$239,915	$(7,871)

The tax character of distributions paid during the fiscal years ended December 31, 2013 and December 31, 2012 was as follows:

		International Index	Small Cap Index
Ordinary income	12/31/13	$8,280,648	$1,356,329
	12/31/12	8,192,718	2,366,007
Long-term capital gains	12/31/13	—	2,669,474

Total	12/31/13	$8,280,648	$4,025,803

	12/31/12	$8,192,718	$2,366,007

As of December 31, 2013, the tax components of accumulated net earnings were as follows:

	International Index	Small Cap Index
Undistributed net investment income	$313,701	$260,454
Undistributed long-term capital gains	—	1,354,052
Capital loss carryforwards	(39,541,041)	—
Net unrealized gains[1]	77,438,332	38,302,529
Qualified late-year losses[2]	(114,774)	—

Total	$38,096,218	$39,917,035

[1]	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the timing of income recognition on partnership interests.

[2]	The Fund has elected to defer certain late-year losses and recognize such losses in the year ending December 31, 2014.

As of December 31, 2013, International Index had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,	International Index
2016	$4,270,741
2017	6,596,186
No expiration date[3]	28,674,114

Total	$39,541,041

[3]	Must be utilized prior to losses subject to expiration.

During the year ended December 31, 2013, Small Cap Index utilized $5,382,674 of its capital loss carryforward.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	19

Notes to Financial Statements (concluded)	BlackRock Index Funds, Inc.

5. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2013		Year Ended December 31, 2012
International Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,307,793	$28,259,339	2,586,365	$27,014,746
Shares issued to shareholders in reinvestment of dividends	118,137	1,469,546	133,467	1,452,499
Shares redeemed	(1,702,180)	(20,394,277)	(5,251,574)	(54,524,964)

Net increase (decrease)	723,750	$9,334,608	(2,531,742)	$(26,057,719)

Investor A
Shares sold	8,157,663	$97,856,110	6,287,982	$64,635,262
Shares issued to shareholders in reinvestment of dividends	531,595	6,563,648	597,968	6,462,313
Shares redeemed	(5,347,646)	(64,736,792)	(4,100,677)	(42,432,223)

Net increase	3,341,612	$39,682,966	2,785,273	$28,665,352

Class K
Shares sold	142,049	$1,709,658	72,801	$753,833
Shares issued to shareholders in reinvestment of dividends	4,293	53,404	1,909	20,814
Shares redeemed	(32,374)	(391,432)	(12,648)	(135,792)

Net increase	113,968	$1,371,630	62,062	$638,855

Total Net Increase	4,179,330	$50,389,204	315,593	$3,246,488

	Year Ended December 31, 2013		Year Ended December 31, 2012
Small Cap Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,391,454	$21,530,848	1,580,057	$19,997,150
Shares issued to shareholders in reinvestment of dividends	96,233	1,594,347	92,861	1,184,913
Shares redeemed	(1,432,058)	(21,790,150)	(2,591,654)	(32,891,463)

Net increase (decrease)	55,629	$1,335,045	(918,736)	$(11,709,400)

Investor A
Shares sold	1,794,352	$27,777,242	1,177,051	$14,949,308
Shares issued to shareholders in reinvestment of dividends	123,926	2,058,237	81,185	1,037,519
Shares redeemed	(964,345)	(14,728,990)	(1,400,945)	(17,787,742)

Net increase (decrease)	953,933	$15,106,489	(142,709)	$(1,800,915)

Class K
Shares sold	74,025	$1,102,083	2,476	$29,350
Shares issued to shareholders in reinvestment of dividends	1,967	32,605	33	423
Shares redeemed	(10,838)	(170,596)	(1,299)	(16,750)

Net increase	65,154	$964,092	1,210	$13,023

Total Net Increase (Decrease)	1,074,716	$17,405,626	(1,060,235)	$(13,497,292)

At December 31, 2013, 1,898 Class K shares of Small Cap Index were owned by affiliates.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Report of Independent Registered Public Accounting Firm	BlackRock Index Funds, Inc.

To the Shareholders of BlackRock International Index Fund and BlackRock Small Cap Index Fund and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BlackRock International Index Fund and BlackRock Small Cap Index Fund, each one of the series constituting BlackRock Index Funds, Inc., (the “Funds”) as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock International Index Fund and BlackRock Small Cap Index Fund, of BlackRock Index Funds, Inc., as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 18, 2014

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds for the taxable year ended December 31, 2013.

	Payable Date	International Index	Small Cap Index
Qualified Dividend Income for Individuals[1,2]	7/19/2013	100.00%	—
	12/16/2013	100.00%	82.47%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	12/16/2013	—	79.72%
Foreign Source Income[2]	7/19/2013	100.00%	—
	12/16/2013	86.90%	—
Foreign Taxes Paid Per Share[3]	12/16/2013	$0.028558	—

[1]	The Funds hereby designate the percentage indicated or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Funds on income received by the Funds from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, Small Cap Index distributed long-term capital gains of $0.336642 per share to shareholders of record on December 13, 2013.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	21

Series Portfolio Information as of December 31, 2013	Quantitative Master Series LLC

Master International Index Series

Master Small Cap Index Series

Ten Largest Holdings	Percent of Long-Term Investments

Nestlé SA, Registered Shares	2%
HSBC Holdings PLC	2
Roche Holding AG	1
Vodafone Group PLC	1
Novartis AG, Registered Shares	1
Toyota Motor Corp	1
BP PLC	1
Royal Dutch Shell PLC, Class A	1
Total SA	1
GlaxoSmithKline PLC	1

Geographic Allocation	Percent of Long-Term Investments

United Kingdom	21%
Japan	21
France	10
Switzerland	9
Germany	9
Australia	7
Spain	3
Sweden	3
Netherlands	3
Hong Kong	3
Italy	2
Other[1]	9

[1]	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

Ten Largest Holdings	Percent of Long-Term Investments

CoStar Group, Inc	0.3%
athenahealth, Inc	0.3
Acuity Brands, Inc	0.3
Middleby Corp	0.3
Isis Pharmaceuticals, Inc	0.3
PTC, Inc	0.3
Ultimate Software Group, Inc	0.3
Align Technology, Inc	0.3
Brunswick Corp	0.2
CNO Financial Group, Inc	0.2

Sector Allocation	Percent of Long-Term Investments

Financials	23%
Information Technology	18
Industrials	14
Consumer Discretionary	14
Health Care	13
Energy	5
Materials	5
Consumer Staples	4
Utilities	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

22	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments December 31, 2013	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.2%
AGL Energy Ltd.	41,328	$555,562
ALS Ltd.	26,610	209,938
Alumina Ltd. (a)	173,063	171,819
Amcor Ltd.	90,897	858,593
AMP Ltd.	215,016	845,105
APA Group	64,828	347,943
Asciano Ltd.	75,530	389,391
ASX Ltd.	14,765	485,548
Aurizon Holdings Ltd.	147,901	645,963
Australia & New Zealand Banking Group Ltd.	204,016	5,889,579
Bank of Queensland Ltd.	25,559	278,263
Bendigo and Adelaide Bank Ltd.	29,133	306,250
BGP Holdings PLC (a)	783,183	11
BHP Billiton Ltd.	238,832	8,142,480
Boral Ltd.	54,919	234,870
Brambles Ltd.	116,802	956,952
Caltex Australia Ltd.	9,654	173,491
CFS Retail Property Trust	156,155	271,816
Coca-Cola Amatil Ltd.	43,897	472,226
Cochlear Ltd.	4,105	216,281
Commonwealth Bank of Australia	119,868	8,352,052
Computershare Ltd.	34,173	348,236
Crown Resorts Ltd.	28,521	430,318
CSL Ltd.	36,213	2,232,418
Dexus Property Group	370,923	333,602
Echo Entertainment Group Ltd.	52,974	116,691
Federation Centres Ltd.	98,111	205,662
Flight Centre Ltd.	3,947	168,098
Fortescue Metals Group Ltd.	118,642	619,765
Goodman Group	129,181	547,309
GPT Group	126,543	384,836
Harvey Norman Holdings Ltd.	38,809	109,826
Iluka Resources Ltd.	29,539	228,899
Incitec Pivot Ltd.	114,484	274,639
Insurance Australia Group Ltd.	156,985	817,364
Leighton Holdings Ltd.	12,216	176,421
Lend Lease Group	39,211	391,314
Macquarie Group Ltd.	21,677	1,063,976
Metcash Ltd.	63,088	178,163
Mirvac Group	261,343	392,985
National Australia Bank Ltd.	174,663	5,451,589
Newcrest Mining Ltd.	54,223	380,770
Orica Ltd.	27,720	592,757
Origin Energy Ltd.	81,421	1,026,117
Qantas Airways Ltd. (a)	77,541	76,061
QBE Insurance Group Ltd.	92,534	954,554
Ramsay Health Care Ltd.	9,937	384,576
REA Group Ltd.	4,134	139,637
Rio Tinto Ltd.	32,394	1,982,745
Santos Ltd.	73,137	958,525
Seek Ltd.	23,033	276,913
Sonic Healthcare Ltd.	30,221	448,494
SP AusNet	124,539	138,683
Stockland	167,237	540,696
Suncorp Group Ltd.	96,939	1,137,855
Sydney Airport	93,887	319,088
Tabcorp Holdings Ltd.	52,333	169,916
Tatts Group Ltd.	100,334	278,170
Telstra Corp. Ltd.	321,971	1,511,204
Toll Holdings Ltd.	49,469	251,607
Common Stocks	Shares	Value
Australia (concluded)
Transurban Group	102,134	$624,590
Treasury Wine Estates Ltd.	46,594	200,960
Wesfarmers Ltd.	73,491	2,893,557
Westfield Group	153,583	1,386,443
Westfield Retail Trust	223,839	594,659
Westpac Banking Corp.	230,799	6,690,555
Woodside Petroleum Ltd.	48,996	1,706,457
Woolworths Ltd.	92,542	2,802,296
WorleyParsons Ltd.	14,832	220,634

		72,964,763
Austria — 0.3%
Andritz AG	5,118	320,740
Erste Group Bank AG	18,712	652,308
Immoeast AG NPV (a)	30,711	1
IMMOFINANZ AG	67,515	312,849
OMV AG	11,146	533,454
Raiffeisen Bank International AG	3,624	127,965
Telekom Austria AG	15,806	119,681
Vienna Insurance Group AG	2,602	130,042
Voestalpine AG	8,606	413,555

		2,610,595
Belgium — 1.2%
Ageas	17,242	735,259
Anheuser-Busch InBev NV	59,757	6,354,331
Belgacom SA	10,971	324,657
Colruyt SA	5,476	305,962
Delhaize Group	7,869	468,142
Groupe Bruxelles Lambert SA	6,236	572,846
KBC Groep NV	18,430	1,047,846
Solvay SA	4,431	701,291
Telenet Group Holding NV	3,551	211,892
UCB SA	8,283	617,097
Umicore SA	8,156	381,087

		11,720,410
Denmark — 1.1%
A.P. Moeller - Maersk A/S, Class A	40	412,042
A.P. Moeller - Maersk A/S, Class B	97	1,049,729
Carlsberg A/S, Class B	7,904	874,607
Coloplast A/S, Class B	8,258	547,469
Danske Bank A/S (a)	49,080	1,127,449
DSV A/S	13,109	430,401
Novo Nordisk A/S, Class B	29,614	5,428,300
Novozymes A/S, Class B	16,408	693,078
TDC A/S	64,238	623,101
Tryg A/S	1,678	162,262
William Demant Holding A/S (a)	1,914	186,009

		11,534,447
Finland — 0.9%
Elisa OYJ	10,481	277,704
Fortum OYJ	33,149	758,379
Kone OYJ, Class B	23,104	1,041,958
Metso OYJ	9,209	393,795
Neste Oil OYJ	8,875	175,516
Nokia OYJ (a)	276,182	2,231,550
Nokian Renkaat OYJ	8,076	387,280
Orion OYJ, Class B	6,857	192,730
Pohjola Bank PLC, Class A	10,148	203,474

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	FKA	Formerly Known As
	EUR	Euro	USD	US Dollar

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	23

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Finland (concluded)
Sampo OYJ, Class A	30,834	$1,515,572
Stora Enso OYJ, Class R	40,003	401,980
UPM-Kymmene OYJ	39,871	676,215
Wartsila OYJ	13,016	641,702

		8,897,855
France — 9.7%
Accor SA	11,513	543,757
Aeroports de Paris	2,172	246,631
Air Liquide SA	23,179	3,280,608
Alcatel-Lucent (a)	205,236	910,780
Alstom SA	16,336	595,717
ArcelorMittal	75,327	1,345,502
Arkema	4,755	555,185
AtoS	5,307	480,833
AXA SA	133,406	3,715,036
BNP Paribas SA	74,030	5,774,877
Bouygues SA	14,603	552,224
Bureau Veritas SA	17,032	497,245
Cap Gemini SA	10,725	725,926
Carrefour SA	45,287	1,797,591
Casino Guichard-Perrachon SA	4,285	494,429
CGG (a)	11,523	199,980
Christian Dior SA	4,052	766,966
Cie Generale des Etablissements Michelin	13,743	1,462,264
CNP Assurances	13,219	271,070
Compagnie de Saint-Gobain	30,657	1,688,803
Credit Agricole SA (a)	73,749	945,382
Danone SA	42,226	3,046,262
Dassault Systemes SA	4,678	580,677
Edenred	15,541	520,350
EDF SA	17,482	618,463
Essilor International SA	15,045	1,600,897
Eurazeo	2,296	180,073
European Aeronautic Defence and Space Co. NV	43,903	3,370,441
Eutelsat Communications SA	10,266	320,323
Fonciere Des Regions	1,928	166,433
GDF Suez	98,659	2,320,402
Gecina SA	1,582	209,468
Groupe Eurotunnel SA, Registered Shares	40,758	428,500
ICADE	2,822	262,702
Iliad SA	1,913	391,956
Imerys SA	2,500	217,620
JCDecaux SA	4,659	192,338
Kering	5,577	1,178,869
Klepierre	7,190	333,273
L’Oreal SA	17,979	3,157,344
Lafarge SA	13,957	1,047,610
Lagardere S.C.A.	8,620	320,436
Legrand SA	19,798	1,091,116
LVMH Moet Hennessy Louis Vuitton SA	18,878	3,448,896
Natixis	70,781	416,421
Orange SA	139,104	1,726,993
Pernod- Ricard SA	15,778	1,797,605
Publicis Groupe SA	13,455	1,232,817
Remy Cointreau SA	2,081	174,805
Renault SA	14,234	1,145,501
Rexel SA	16,321	428,322
Safran SA	19,916	1,384,728
Sanofi	88,797	9,483,057
Schneider Electric SA	39,580	3,453,018
SCOR SE	11,602	424,360
SES SA	22,818	739,221
Societe BIC SA	2,281	279,546
Societe Generale SA	53,442	3,107,676
Sodexo	7,024	712,289
Suez Environnement Co.	21,425	384,216
Technip SA	7,474	719,452
Common Stocks	Shares	Value
France (concluded)
Thales SA	6,976	$449,558
Total SA	159,070	9,763,623
Unibail-Rodamco SE	7,243	1,856,085
Valeo SA	5,500	609,517
Vallourec SA	8,109	442,396
Veolia Environnement SA	27,102	442,640
Vinci SA	35,407	2,327,345
Vivendi SA	89,757	2,367,556
Wendel SA	2,277	331,900
Zodiac Aerospace	2,576	456,493

		98,512,395
Germany — 9.1%
Adidas AG	15,586	1,987,493
Allianz SE, Registered Shares	33,904	6,100,199
Axel Springer AG	3,376	217,349
BASF SE	68,300	7,289,922
Bayer AG, Registered Shares	61,495	8,634,542
Bayerische Motoren Werke AG	24,484	2,875,221
Bayerische Motoren Werke AG, Preference Shares	3,839	328,282
Beiersdorf AG	7,550	765,454
Brenntag AG	3,750	695,984
Celesio AG	5,979	189,576
Commerzbank AG (a)	71,938	1,161,323
Continental AG	8,112	1,782,120
Daimler AG, Registered Shares	71,575	6,211,595
Deutsche Bank AG, Registered Shares	75,870	3,644,901
Deutsche Boerse AG	14,416	1,194,710
Deutsche Lufthansa AG, Registered Shares (a)	17,906	379,545
Deutsche Post AG, Registered Shares	67,884	2,479,461
Deutsche Telekom AG, Registered Shares	215,126	3,706,659
Deutsche Wohnen AG	21,639	417,833
E.ON SE	133,466	2,467,505
Fraport AG Frankfurt Airport Services Worldwide	2,725	204,199
Fresenius Medical Care AG & Co. KGaA	15,782	1,125,663
Fresenius SE & Co. KGaA	9,252	1,422,721
GEA Group AG	13,592	648,141
Hannover Rueck SE	4,279	367,869
HeidelbergCement AG	10,667	810,000
Henkel AG & Co. KGaA	9,574	998,175
Henkel AG & Co. KGaA, Preference Shares	13,157	1,529,297
Hochtief AG	2,160	184,857
Hugo Boss AG	2,272	323,592
Infineon Technologies AG	79,909	853,549
K+S AG, Registered Shares	13,591	418,774
Kabel Deutschland Holding AG	1,518	196,761
Lanxess AG	6,435	429,982
Linde AG	13,803	2,890,154
MAN SE	2,519	309,286
Merck KGaA	4,798	860,895
Metro AG	9,325	452,074
Muenchener Rueckversicherungs AG, Registered Shares	13,334	2,941,079
Osram Licht AG (a)	6,414	361,773
Porsche Automobil Holding SE, Preference Shares	11,345	1,184,321
ProSiebenSat.1 Media AG, Registered Shares	13,947	692,550
RWE AG	36,393	1,333,403
SAP AG	68,514	5,941,640
Siemens AG, Registered Shares	58,962	8,084,783
Sky Deutschland AG (a)	32,556	359,842
Suedzucker AG	5,905	159,523
Telefonica Deutschland Holding AG	20,099	166,109
ThyssenKrupp AG (a)	33,638	820,265
United Internet AG, Registered Shares	7,797	332,386
Volkswagen AG	2,234	606,571
Volkswagen AG, Preference Shares	10,752	3,025,813

		92,565,721

See Notes to Financial Statements.

24	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong — 2.8%
AIA Group Ltd.	894,600	$4,502,958
ASM Pacific Technology Ltd.	17,304	144,827
Bank of East Asia Ltd.	94,532	401,292
BOC Hong Kong Holdings Ltd.	277,400	890,914
Cathay Pacific Airways Ltd.	87,263	184,898
Cheung Kong Holdings Ltd.	102,835	1,626,928
Cheung Kong Infrastructure Holdings Ltd.	44,500	281,291
CLP Holdings Ltd.	133,187	1,053,423
First Pacific Co., Ltd.	173,250	197,538
Galaxy Entertainment Group Ltd. (a)	156,000	1,404,508
Hang Lung Properties Ltd.	169,000	535,711
Hang Seng Bank Ltd.	57,153	928,253
Henderson Land Development Co., Ltd.	81,240	464,445
HKT Trust/HKT Ltd.	156,000	154,356
Hong Kong & China Gas Co., Ltd.	428,324	983,425
Hong Kong Exchanges & Clearing Ltd.	76,627	1,280,845
Hopewell Holdings Ltd.	41,349	140,207
Hutchison Whampoa Ltd.	158,176	2,155,268
Hysan Development Co., Ltd.	45,791	197,668
Kerry Properties Ltd.	52,500	182,801
Li & Fung Ltd.	437,980	566,140
The Link REIT	169,414	821,668
MGM China Holdings Ltd.	68,000	291,031
MTR Corp.	103,500	392,287
New World Development Co., Ltd.	293,226	371,298
NWS Holdings Ltd.	102,837	156,964
PCCW Ltd.	276,000	123,508
Power Assets Holdings Ltd.	102,500	815,947
Sands China Ltd.	181,000	1,483,355
Shangri-La Asia Ltd.	123,905	241,927
Sino Land Co., Ltd.	211,263	289,724
SJM Holdings Ltd.	148,000	497,497
Sun Hung Kai Properties Ltd.	120,324	1,529,241
Swire Pacific Ltd., Class A	51,077	600,137
Swire Properties Ltd.	83,000	210,186
Wharf Holdings Ltd.	114,357	875,992
Wheelock & Co., Ltd.	72,000	331,695
Wynn Macau Ltd.	119,600	543,658
Yue Yuen Industrial Holdings Ltd.	54,285	181,514

		28,035,325
Ireland — 0.5%
Bank of Ireland (a)	1,682,693	586,461
CRH PLC	54,145	1,372,136
James Hardie Industries SE	34,310	398,194
Kerry Group PLC, Class A	10,853	753,988
Perrigo Co. PLC	1	89
Prothena Corp. PLC (a)	35	928
Ryanair Holdings PLC (a)	10,891	93,723
Shire PLC	40,788	1,922,224

		5,127,743
Israel — 0.4%
Bank Hapoalim BM	80,579	451,491
Bank Leumi Le-Israel (a)	97,082	396,444
Bezeq The Israeli Telecommunication Corp. Ltd.	133,123	225,758
Delek Group Ltd.	372	142,099
Israel Chemicals Ltd.	31,321	261,253
The Israel Corp. Ltd. (a)	206	108,477
Mizrahi Tefahot Bank Ltd.	8,935	116,952
NICE Systems Ltd.	4,090	167,252
Teva Pharmaceutical Industries Ltd.	63,187	2,528,199

		4,397,925
Italy — 2.1%
Assicurazioni Generali SpA	87,259	2,050,085
Atlantia SpA	27,601	618,258
Banca Monte dei Paschi di Siena SpA (a)	447,785	107,773
Common Stocks	Shares	Value
Italy (concluded)
Enel Green Power SpA	137,956	$347,073
Enel SpA	490,782	2,141,476
ENI SpA	189,160	4,570,796
Exor SpA	7,730	307,236
Fiat SpA (a)	64,470	527,682
Finmeccanica SpA (a)	29,559	224,368
Intesa Sanpaolo SpA	864,312	2,125,948
Luxottica Group SpA	12,469	668,231
Mediobanca SpA (a)	37,921	331,612
Pirelli & C SpA	16,831	291,178
Prysmian SpA	14,595	375,778
Saipem SpA	20,287	435,067
Snam SpA	153,099	855,724
Telecom Italia SpA	730,841	728,762
Telecom Italia SpA, Non-Convertible Savings Shares	434,224	340,708
Tenaris SA	34,984	762,317
Terna - Rete Elettrica Nazionale SpA	110,801	553,349
UniCredit SpA	324,324	2,392,423
Unione di Banche Italiane ScpA	62,528	423,895

		21,179,739
Japan — 20.4%
ABC-Mart, Inc.	2,000	87,377
Acom Co., Ltd. (a)	29,800	101,536
Advantest Corp.	10,200	127,097
Aeon Co., Ltd.	45,800	620,896
AEON Financial Service Co., Ltd.	4,500	120,669
Aeon Mall Co., Ltd.	8,250	231,110
Air Water, Inc.	10,000	135,531
Aisin Seiki Co., Ltd.	14,500	589,513
Ajinomoto Co., Inc.	46,000	665,927
Alfresa Holdings Corp.	2,900	143,941
Amada Co., Ltd.	29,000	256,108
ANA Holdings, Inc. FKA All Nippon Airways Co., Ltd. (b)	81,000	161,827
Aozora Bank Ltd.	77,000	218,209
Asahi Glass Co., Ltd.	77,100	480,085
Asahi Group Holdings Ltd.	28,200	795,795
Asahi Kasei Corp.	93,000	729,475
Asics Corp.	11,000	188,015
Astellas Pharma, Inc.	32,400	1,920,893
The Bank of Kyoto Ltd.	23,000	192,274
The Bank of Yokohama Ltd.	88,000	490,972
Benesse Holdings, Inc.	5,800	233,011
Bridgestone Corp.	48,500	1,837,513
Brother Industries Ltd.	17,100	233,902
Calbee, Inc.	5,600	135,997
Canon, Inc.	84,300	2,689,878
Casio Computer Co., Ltd.	15,800	193,611
Central Japan Railway Co.	10,700	1,261,017
The Chiba Bank Ltd.	53,000	357,679
Chiyoda Corp.	13,000	188,715
Chubu Electric Power Co., Inc.	48,500	626,999
Chugai Pharmaceutical Co., Ltd.	15,900	351,947
The Chugoku Bank Ltd.	12,900	163,961
The Chugoku Electric Power Co., Inc.	22,300	347,217
Citizen Holdings Co., Ltd.	19,000	160,304
Coca-Cola West Co., Ltd.	3,900	82,601
Credit Saison Co., Ltd.	12,500	329,525
Dai Nippon Printing Co., Ltd.	40,000	424,886
The Dai-ichi Life Insurance Co., Ltd.	63,700	1,065,893
Daicel Corp.	21,000	171,146
Daido Steel Co., Ltd.	21,000	104,508
Daihatsu Motor Co., Ltd.	15,100	256,138
Daiichi Sankyo Co., Ltd.	51,000	932,533
Daikin Industries Ltd.	17,600	1,098,287
Dainippon Sumitomo Pharma Co., Ltd.	11,000	172,293

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	25

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Daito Trust Construction Co., Ltd.	5,500	$514,184
Daiwa House Industry Co., Ltd.	44,000	852,508
Daiwa Securities Group, Inc.	122,000	1,221,896
Dena Co., Ltd. (b)	7,400	155,995
Denso Corp.	36,600	1,933,529
Dentsu, Inc.	16,013	654,910
Don Quijote Co., Ltd.	4,300	260,666
East Japan Railway Co.	24,949	1,987,381
Eisai Co., Ltd.	18,800	728,633
Electric Power Development Co., Ltd.	8,400	244,917
FamilyMart Co., Ltd.	4,000	182,746
FANUC Corp.	14,400	2,638,664
Fast Retailing Co., Ltd.	3,900	1,610,789
Fuji Electric Co., Ltd.	40,800	191,165
Fuji Heavy Industries Ltd.	43,800	1,258,766
FUJIFILM Holdings Corp.	34,300	973,607
Fujitsu Ltd. (a)	139,000	720,392
Fukuoka Financial Group, Inc.	54,000	237,030
Gree, Inc. (b)	6,400	63,143
GungHo Online Entertainment, Inc. (a)(b)	24,000	172,871
The Gunma Bank Ltd.	27,000	150,859
The Hachijuni Bank Ltd.	28,000	163,456
Hakuhodo DY Holdings, Inc.	16,400	127,145
Hamamatsu Photonics KK	4,900	196,074
Hankyu Hanshin Holdings, Inc.	88,000	475,505
Hino Motors Ltd.	18,000	283,549
Hirose Electric Co., Ltd.	2,400	342,123
The Hiroshima Bank Ltd.	35,000	145,031
Hisamitsu Pharmaceutical Co., Inc.	4,400	221,726
Hitachi Chemical Co., Ltd.	7,400	118,018
Hitachi Construction Machinery Co., Ltd.	7,300	156,208
Hitachi High-Technologies Corp.	4,400	110,779
Hitachi Ltd.	359,000	2,721,992
Hitachi Metals Ltd.	15,000	212,239
Hokkaido Electric Power Co., Inc. (a)	12,900	148,449
Hokuhoku Financial Group, Inc.	85,000	169,944
Hokuriku Electric Power Co.	11,700	158,891
Honda Motor Co., Ltd.	121,600	5,019,295
Hoya Corp.	32,300	898,324
Hulic Co., Ltd.	20,600	304,865
Ibiden Co., Ltd.	8,400	157,289
Idemitsu Kosan Co., Ltd.	6,000	136,594
IHI Corp.	94,000	406,516
Iida Group Holdings Co., Ltd. (a)	10,400	207,585
Inpex Corp.	65,100	834,983
Isetan Mitsukoshi Holdings Ltd.	25,205	358,810
Isuzu Motors Ltd.	89,000	555,088
ITOCHU Corp.	114,600	1,416,757
Itochu Techno-Solutions Corp.	1,700	68,907
The Iyo Bank Ltd.	19,000	186,409
J. Front Retailing Co., Ltd.	34,600	262,485
Japan Airlines Co., Ltd.	4,340	214,098
Japan Exchange Group, Inc.	18,800	534,369
Japan Petroleum Exploration Co.	2,000	75,853
Japan Prime Realty Investment Corp.	53	169,619
Japan Real Estate Investment Corp.	92	492,206
Japan Retail Fund Investment Corp.	167	339,794
The Japan Steel Works Ltd.	24,000	134,485
Japan Tobacco, Inc.	81,700	2,658,416
JFE Holdings, Inc.	36,100	860,264
JGC Corp.	16,000	627,901
The Joyo Bank Ltd.	53,000	270,998
JSR Corp.	12,500	242,286
JTEKT Corp.	15,100	257,650
JX Holdings, Inc.	165,860	854,087
Kajima Corp.	57,800	217,386
Kakaku.com, Inc.	11,800	207,284
Common Stocks	Shares	Value
Japan (continued)
Kamigumi Co., Ltd.	17,000	$155,983
Kaneka Corp.	20,000	131,323
The Kansai Electric Power Co., Inc. (a)	51,600	593,881
Kansai Paint Co., Ltd.	18,000	266,183
Kao Corp.	37,800	1,190,012
Kawasaki Heavy Industries Ltd.	108,000	453,576
KDDI Corp.	39,900	2,458,447
Keikyu Corp.	36,000	296,824
Keio Corp.	41,000	273,222
Keisei Electric Railway Co., Ltd.	20,000	184,027
Keyence Corp.	3,292	1,409,585
Kikkoman Corp.	12,000	226,900
Kinden Corp.	10,000	104,696
Kintetsu Corp.	129,000	452,643
Kirin Holdings Co., Ltd.	66,000	950,496
Kobe Steel Ltd. (a)	179,000	306,875
Koito Manufacturing Co., Ltd.	7,000	133,753
Komatsu Ltd.	70,200	1,441,295
Konami Corp.	6,800	157,242
Konica Minolta Holdings, Inc.	37,000	369,752
Kubota Corp.	81,000	1,343,566
Kuraray Co., Ltd.	24,400	291,258
Kurita Water Industries Ltd.	8,200	170,110
Kyocera Corp.	24,600	1,229,792
Kyowa Hakko Kirin Co., Ltd.	19,000	209,666
Kyushu Electric Power Co., Inc. (a)	32,700	417,637
Lawson, Inc.	4,700	351,729
LIXIL Group Corp.	20,300	557,283
M3, Inc.	56	140,244
Mabuchi Motor Co., Ltd.	1,800	107,112
Makita Corp.	8,000	420,741
Marubeni Corp.	125,000	899,884
Marui Group Co., Ltd.	15,700	159,690
Maruichi Steel Tube Ltd.	3,400	85,882
Mazda Motor Corp. (a)	197,400	1,022,939
McDonald’s Holdings Co. Japan Ltd.	4,500	114,914
Medipal Holdings Corp.	10,100	133,335
Meiji Holdings Co., Ltd.	4,393	282,370
Miraca Holdings, Inc.	4,100	193,423
Mitsubishi Chemical Holdings Corp.	101,000	467,401
Mitsubishi Corp.	104,400	2,004,262
Mitsubishi Electric Corp.	144,000	1,810,722
Mitsubishi Estate Co., Ltd.	94,000	2,813,047
Mitsubishi Gas Chemical Co., Inc.	27,000	199,037
Mitsubishi Heavy Industries Ltd.	230,200	1,425,759
Mitsubishi Logistics Corp.	9,000	142,473
Mitsubishi Materials Corp.	87,000	321,591
Mitsubishi Motors Corp. (a)	33,300	358,251
Mitsubishi Tanabe Pharma Corp.	16,000	223,152
Mitsubishi UFJ Financial Group, Inc.	948,274	6,295,965
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,900	257,594
Mitsui & Co., Ltd.	129,700	1,808,165
Mitsui Chemicals, Inc.	64,000	154,753
Mitsui Fudosan Co., Ltd.	63,000	2,272,451
Mitsui OSK Lines Ltd.	85,000	383,622
Mizuho Financial Group, Inc.	1,708,264	3,708,695
MS&AD Insurance Group Holdings, Inc.	37,970	1,020,594
Murata Manufacturing Co., Ltd.	15,300	1,360,679
Nabtesco Corp.	8,900	205,401
Namco Bandai Holdings, Inc.	13,000	288,632
NEC Corp.	157,000	354,381
Nexon Co., Ltd.	7,300	67,452
NGK Insulators Ltd.	21,000	399,648
NGK Spark Plug Co., Ltd.	13,000	308,108
NHK Spring Co., Ltd.	10,700	120,895
Nidec Corp.	7,500	738,859
Nikon Corp.	26,100	498,790

See Notes to Financial Statements.

26	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Nintendo Co., Ltd.	7,800	$1,044,058
Nippon Building Fund, Inc.	102	592,642
Nippon Electric Glass Co., Ltd.	26,500	139,209
Nippon Express Co., Ltd.	61,000	295,277
Nippon Meat Packers, Inc.	14,000	240,626
Nippon Paint Co., Ltd.	15,000	249,571
Nippon Prologis REIT, Inc.	18	172,421
Nippon Steel & Sumitomo Metal	569,265	1,909,203
Nippon Telegraph & Telephone Corp.	27,576	1,485,254
Nippon Yusen KK	124,000	396,481
The Nishi-Nippon City Bank Ltd.	48,000	129,309
Nissan Motor Co., Ltd.	185,300	1,552,814
Nisshin Seifun Group, Inc.	15,400	159,270
Nissin Foods Holdings Co., Ltd.	4,300	181,466
Nitori Holdings Co., Ltd.	2,750	260,362
Nitto Denko Corp.	12,010	507,838
NKSJ Holdings, Inc.	24,175	672,878
NOK Corp.	7,100	116,291
Nomura Holdings, Inc.	269,600	2,083,418
Nomura Real Estate Holdings, Inc.	8,800	198,289
Nomura Real Estate Office Fund, Inc.	27	125,486
Nomura Research Institute Ltd.	8,100	255,983
NSK Ltd.	36,000	448,644
NTT Data Corp.	9,100	336,186
NTT DoCoMo, Inc.	114,000	1,877,155
NTT Urban Development Corp.	8,400	96,827
Obayashi Corp.	46,000	262,373
Odakyu Electric Railway Co., Ltd.	49,000	443,148
Oji Holdings Corp.	57,000	292,376
Olympus Corp. (a)	17,800	564,558
Omron Corp.	15,500	684,996
Ono Pharmaceutical Co., Ltd.	6,300	552,230
Oracle Corp. Japan	2,600	95,041
Oriental Land Co., Ltd.	3,700	533,592
ORIX Corp.	94,300	1,657,026
Osaka Gas Co., Ltd.	138,000	542,012
Otsuka Corp.	1,100	140,529
Otsuka Holdings Co., Ltd.	27,000	779,596
Panasonic Corp.	164,400	1,916,445
Park24 Co., Ltd.	7,000	132,012
Rakuten, Inc.	53,400	796,911
Resona Holdings, Inc.	137,656	702,385
Ricoh Co., Ltd.	52,000	553,010
Rinnai Corp.	2,900	225,934
Rohm Co., Ltd.	6,900	336,562
Sankyo Co., Ltd.	3,600	166,036
Sanrio Co., Ltd.	4,100	172,640
Santen Pharmaceutical Co., Ltd.	5,200	242,280
SBI Holdings, Inc.	16,140	245,075
Secom Co., Ltd.	16,000	965,359
Sega Sammy Holdings, Inc.	14,432	367,802
Sekisui Chemical Co., Ltd.	34,000	417,231
Sekisui House Ltd.	41,000	573,721
Seven & I Holdings Co., Ltd.	56,000	2,229,719
Seven Bank Ltd.	39,600	154,878
Sharp Corp. (a)	111,000	353,413
Shikoku Electric Power Co., Inc. (a)	12,200	182,956
Shimadzu Corp.	16,000	139,297
Shimamura Co., Ltd.	1,600	149,979
Shimano, Inc.	6,100	523,680
Shimizu Corp.	41,000	207,176
Shin-Etsu Chemical Co., Ltd.	30,700	1,795,621
Shinsei Bank Ltd.	127,000	310,884
Shionogi & Co., Ltd.	22,600	490,638
Shiseido Co., Ltd.	26,500	426,156
The Shizuoka Bank Ltd.	41,000	437,936
Showa Denko KK	101,000	143,249
Common Stocks	Shares	Value
Japan (continued)
Showa Shell Sekiyu KK	13,200	$134,176
SMC Corp.	3,900	984,315
Softbank Corp.	71,400	6,265,404
Sojitz Corp.	87,100	155,074
Sony Corp.	74,500	1,284,253
Sony Financial Holdings, Inc.	12,300	224,053
Stanley Electric Co., Ltd.	11,400	261,352
Sumco Corp.	8,600	75,868
Sumitomo Chemical Co., Ltd.	115,000	451,356
Sumitomo Corp.	84,100	1,056,980
Sumitomo Electric Industries Ltd.	56,800	949,471
Sumitomo Heavy Industries Ltd.	38,000	175,099
Sumitomo Metal Mining Co., Ltd.	38,000	497,925
Sumitomo Mitsui Financial Group, Inc.	95,050	4,942,922
Sumitomo Mitsui Trust Holdings, Inc.	248,820	1,316,560
Sumitomo Realty & Development Co., Ltd.	26,000	1,295,513
Sumitomo Rubber Industries Ltd.	11,800	167,970
Suntory Beverage & Food Ltd.	9,700	309,450
Suruga Bank Ltd.	13,000	233,444
Suzuken Co., Ltd.	4,900	158,726
Suzuki Motor Corp.	27,300	735,643
Sysmex Corp.	5,100	301,232
T&D Holdings, Inc.	43,800	613,050
Taiheiyo Cement Corp.	92,000	353,809
Taisei Corp.	74,000	336,767
Taisho Pharmaceutical Holdings Co., Ltd.	2,400	164,973
Taiyo Nippon Sanso Corp.	18,000	128,170
Takashimaya Co., Ltd.	19,000	189,576
Takeda Pharmaceutical Co., Ltd.	59,200	2,715,210
TDK Corp.	8,800	422,171
Teijin Ltd.	63,000	140,329
Terumo Corp.	11,000	531,076
THK Co., Ltd.	8,200	204,799
Tobu Railway Co., Ltd.	80,000	387,914
Toho Co., Ltd.	9,700	213,397
Toho Gas Co., Ltd.	30,000	146,036
Tohoku Electric Power Co., Inc. (a)	32,300	363,865
Tokio Marine Holdings, Inc.	51,700	1,730,382
The Tokyo Electric Power Co., Inc. (a)	105,300	518,822
Tokyo Electron Ltd.	12,900	710,825
Tokyo Gas Co., Ltd.	178,000	877,309
Tokyo Tatemono Co., Ltd.	29,000	322,479
Tokyu Corp.	87,000	563,682
Tokyu Fudosan Holdings Corp. (a)	38,000	357,231
TonenGeneral Sekiyu KK	23,000	211,049
Toppan Printing Co., Ltd.	44,000	352,202
Toray Industries, Inc.	109,700	759,892
Toshiba Corp.	297,000	1,250,314
Toto Ltd.	23,000	364,806
Toyo Seikan Kaisha Ltd.	12,600	271,255
Toyo Suisan Kaisha Ltd.	6,000	180,245
Toyoda Gosei Co., Ltd.	4,900	114,148
Toyota Boshoku Corp.	5,000	62,516
Toyota Industries Corp.	12,100	546,975
Toyota Motor Corp.	205,100	12,505,986
Toyota Tsusho Corp.	16,400	406,702
Trend Micro, Inc.	7,500	262,823
Tsumura & Co.	4,100	108,649
Ube Industries Ltd.	87,000	186,339
Unicharm Corp.	8,600	490,703
United Urban Investment Corp.	164	235,722
USS Co., Ltd.	16,100	220,836
West Japan Railway Co.	12,600	545,938
Yahoo! Japan Corp.	108,400	604,482
Yakult Honsha Co., Ltd.	6,700	338,539
Yamada Denki Co., Ltd.	74,500	243,688
Yamaguchi Financial Group, Inc.	14,000	129,825

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	27

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Yamaha Corp.	10,800	$171,703
Yamaha Motor Co., Ltd.	19,800	297,681
Yamato Holdings Co., Ltd.	26,900	544,006
Yamato Kogyo Co., Ltd.	2,900	92,746
Yamazaki Baking Co., Ltd.	8,000	82,065
Yaskawa Electric Corp.	15,000	237,684
Yokogawa Electric Corp.	16,800	258,297
The Yokohama Rubber Co., Ltd.	14,000	137,669

		206,469,426
Luxembourg — 0.0%
RTL Group SA (a)	2,814	364,225
Netherlands — 2.8%
Aegon NV	133,204	1,262,311
Akzo Nobel NV	17,652	1,368,840
ASML Holding NV	26,575	2,489,058
CNH Industrial NV (a)	71,413	813,942
Corio NV	4,942	221,783
Delta Lloyd NV	14,714	365,405
Fugro NV CVA	5,429	323,848
Gemalto NV	5,974	657,551
Heineken Holding NV	7,459	472,153
Heineken NV	17,241	1,165,260
ING Groep NV CVA (a)	285,391	3,986,491
Koninklijke Ahold NV	74,228	1,333,961
Koninklijke Boskalis Westminster NV	5,964	315,457
Koninklijke DSM NV	11,409	897,870
Koninklijke KPN NV (a)	242,044	782,066
Koninklijke Philips Electronics NV	72,804	2,680,727
Koninklijke Vopak NV	4,966	290,721
OCI NV (a)	6,327	284,927
QIAGEN NV (a)	18,191	424,689
Randstad Holding NV	9,181	595,783
Reed Elsevier NV	51,965	1,104,451
STMicroelectronics NV	49,663	398,678
TNT Express NV	26,340	245,000
Unilever NV CVA	121,129	4,870,022
Wolters Kluwer NV	22,541	643,644
Ziggo NV	11,447	523,449

		28,518,087
New Zealand — 0.1%
Auckland International Airport Ltd.	82,228	238,807
Contact Energy Ltd.	25,128	106,095
Fletcher Building Ltd.	50,810	356,056
Ryman Healthcare Ltd.	29,262	189,045
Telecom Corp. of New Zealand Ltd.	133,496	253,401

		1,143,404
Norway — 0.8%
Aker Solutions ASA	12,065	216,007
DnB NOR ASA	72,188	1,295,640
Gjensidige Forsikring ASA	14,091	269,502
Norsk Hydro ASA	104,548	467,698
Orkla ASA	57,263	447,589
Seadrill Ltd.	27,803	1,139,491
Statoil ASA	82,435	2,004,531
Subsea 7 SA	19,830	380,159
Telenor ASA	50,305	1,201,967
Yara International ASA	13,077	563,987

		7,986,571
Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares (a)	140,243	200,285
EDP - Energias de Portugal SA	147,157	540,521
Galp Energia SGPS SA	26,379	432,332
Jeronimo Martins SGPS SA	18,024	352,436
Common Stocks	Shares	Value
Portugal (concluded)
Portugal Telecom SGPS SA, Registered Shares	44,559	$193,984

		1,719,558
Singapore — 1.4%
Ascendas Real Estate Investment Trust	159,962	279,956
CapitaCommercial Trust	138,000	158,927
CapitaLand Ltd.	195,749	471,835
CapitaMall Trust	190,700	288,591
CapitaMalls Asia Ltd.	100,000	155,861
City Developments Ltd.	29,535	225,677
ComfortDelGro Corp. Ltd.	158,816	253,945
DBS Group Holdings Ltd.	127,407	1,731,432
Genting Singapore PLC	464,227	552,053
Global Logistic Properties Ltd.	227,000	520,723
Golden Agri-Resources Ltd.	511,251	221,321
Hutchison Port Holdings Trust	371,000	250,730
Jardine Cycle & Carriage Ltd.	7,721	220,594
Keppel Corp. Ltd.	106,577	946,686
Keppel Land Ltd.	59,000	156,610
Noble Group Ltd.	331,840	282,607
Olam International Ltd. (b)	108,900	132,840
Oversea-Chinese Banking Corp.	191,914	1,555,507
SembCorp Industries Ltd.	70,590	307,962
SembCorp Marine Ltd.	59,197	209,302
Singapore Airlines Ltd.	43,009	355,242
Singapore Exchange Ltd.	67,000	386,361
Singapore Press Holdings Ltd.	99,985	326,726
Singapore Technologies Engineering Ltd.	119,213	375,199
Singapore Telecommunications Ltd.	600,132	1,745,253
StarHub Ltd.	44,157	150,523
United Overseas Bank Ltd.	94,572	1,597,041
UOL Group Ltd.	32,457	159,750
Wilmar International Ltd.	145,670	395,681
Yangzijiang Shipbuilding Holdings Ltd.	135,183	127,230

		14,542,165
Spain — 3.3%
Abertis Infraestructuras SA	28,895	642,707
ACS Actividades de Construccion y Servicios SA	11,543	397,904
Amadeus IT Holding SA, Class A	28,367	1,215,109
Banco Bilbao Vizcaya Argentaria SA	430,847	5,329,806
Banco de Sabadell SA	245,347	640,653
Banco Popular Espanol SA (a)	97,815	590,817
Banco Santander SA	844,958	7,598,278
Bankia SA (a)	289,400	491,289
CaixaBank SA	128,850	671,151
Distribuidora Internacional de Alimentacion SA	44,071	394,608
Enagas SA	13,781	359,985
Ferrovial SA	30,218	585,377
Gas Natural SDG SA	26,119	672,285
Grifols SA	11,062	529,354
Iberdrola SA	350,557	2,237,168
Inditex SA	16,222	2,678,431
International Consolidated Airlines Group SA (a)	72,525	483,107
Mapfre SA	82,254	352,818
Red Electrica Corp. SA	7,322	488,814
Repsol SA	62,584	1,579,189
Telefonica SA	304,567	4,979,902
Zardoya Otis SA	11,808	213,781

		33,132,533
Sweden — 3.2%
Alfa Laval AB	23,818	611,961
Assa Abloy AB, Class B	25,280	1,338,427
Atlas Copco AB, Class A	49,911	1,385,831
Atlas Copco AB, Class B	29,050	738,489
Boliden AB	19,708	302,154

See Notes to Financial Statements.

28	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Electrolux AB, Class B	17,162	$448,487
Elekta AB, B Shares	27,383	419,045
Getinge AB, Class B	15,355	526,338
Hennes & Mauritz AB, Class B	70,793	3,260,474
Hexagon AB, Class B	17,051	539,361
Husqvarna AB, Class B	29,922	180,173
Industrivarden AB, Class C	10,166	193,433
Investment AB Kinnevik, Class B	16,724	775,343
Investor AB, Class B	33,852	1,166,659
Lundin Petroleum AB (a)	15,784	307,164
Millicom International Cellular SA	4,886	486,869
Nordea Bank AB	225,836	3,044,901
Sandvik AB	81,442	1,149,447
Scania AB, Class B	24,670	483,516
Securitas AB, Class B	22,513	239,547
Skandinaviska Enskilda Banken AB, Class A	112,821	1,490,509
Skanska AB, Class B	27,293	558,364
SKF AB, Class B	29,096	763,054
Svenska Cellulosa AB, B Shares	43,168	1,329,913
Svenska Handelsbanken AB, Class A	37,337	1,835,741
Swedbank AB, Class A	67,675	1,906,357
Swedish Match AB	14,574	468,570
Tele2 AB, Class B	22,260	252,822
Telefonaktiebolaget LM Ericsson, Class B	226,266	2,762,592
TeliaSonera AB	175,688	1,465,310
Volvo AB, Class B	113,612	1,494,950

		31,925,801
Switzerland — 9.2%
ABB Ltd., Registered Shares	163,900	4,333,516
Actelion Ltd., Registered Shares (a)	8,074	684,843
Adecco SA, Registered Shares (a)	9,897	785,690
Aryzta AG	6,602	507,290
Baloise Holding AG, Registered Shares	3,672	468,232
Barry Callebaut AG, Registered Shares	174	218,653
Cie Financiere Richemont SA, Registered Shares	38,813	3,877,317
Coca-Cola HBC AG (a)	1,391	40,711
Coca-Cola HBC AG ADR	13,591	396,449
Credit Suisse Group AG, Registered Shares	113,057	3,489,318
EMS-Chemie Holding AG, Registered Shares	575	205,030
Geberit AG, Registered Shares	2,806	851,287
Givaudan SA, Registered Shares	607	868,353
Glencore Xstrata PLC (a)	788,975	4,104,685
Holcim Ltd., Registered Shares (a)	17,017	1,272,270
Julius Baer Group Ltd.	17,092	821,373
Kuehne & Nagel International AG, Registered Shares	4,111	540,347
Lindt & Spruengli AG	62	279,471
Lindt & Spruengli AG, Registered Shares	8	431,366
Lonza Group AG, Registered Shares (a)	3,900	370,629
Nestle SA, Registered Shares	239,820	17,576,412
Novartis AG, Registered Shares	171,062	13,710,501
Pargesa Holding SA, Bearer Shares	2,037	164,068
Partners Group Holding AG	1,231	328,294
Roche Holding AG	52,247	14,635,752
Schindler Holding AG, Participation Certificates	3,448	507,593
Schindler Holding AG, Registered Shares	1,514	223,351
SGS SA, Registered Shares	402	925,505
Sika AG	161	573,715
Sonova Holding AG, Registered Shares	3,804	512,949
Sulzer AG, Registered Shares	1,732	279,859
The Swatch Group AG, Bearer Shares	2,298	1,523,122
The Swatch Group AG, Registered Shares	3,248	366,124
Swiss Life Holding AG, Registered Shares (a)	2,392	497,296
Swiss Prime Site AG, Registered Shares	3,972	307,587
Swiss Re AG (a)	26,189	2,414,322
Swisscom AG, Registered Shares	1,727	912,709
Syngenta AG, Registered Shares	6,916	2,757,387
Common Stocks	Shares	Value
Switzerland (concluded)
Transocean Ltd.	27,057	$1,324,159
UBS AG, Registered Shares (a)	271,218	5,193,103
Wolseley PLC	19,731	1,121,769
Zurich Insurance Group AG (a)	11,049	3,204,916

		93,607,323
United Kingdom — 20.7%
3i Group PLC	70,067	447,724
Aberdeen Asset Management PLC	73,333	609,812
Admiral Group PLC	14,967	325,340
Aggreko PLC	20,368	577,649
AMEC PLC	21,725	392,240
Anglo American PLC	103,856	2,272,921
Antofagasta PLC	30,354	416,138
ARM Holdings PLC	103,058	1,873,891
Associated British Foods PLC	26,231	1,063,816
AstraZeneca PLC	93,138	5,525,593
Aviva PLC	221,118	1,654,283
Babcock International Group PLC	27,208	611,365
BAE Systems PLC	240,586	1,735,778
Barclays PLC	1,136,310	5,138,260
BG Group PLC	253,167	5,447,736
BHP Billiton PLC	157,050	4,873,245
BP PLC	1,401,752	11,359,956
British American Tobacco PLC	141,502	7,594,990
British Land Co. PLC	72,069	751,354
British Sky Broadcasting Group PLC	75,937	1,061,312
BT Group PLC	588,023	3,708,037
Bunzl PLC	24,510	589,001
Burberry Group PLC	32,570	820,611
The Capita Group PLC	49,602	853,809
Capital Shopping Centres Group PLC	47,929	246,036
Carnival PLC	13,871	574,232
Centrica PLC	382,925	2,208,184
Cobham PLC	76,587	348,634
Compass Group PLC	134,429	2,158,241
Croda International PLC	10,030	408,852
Diageo PLC	186,717	6,187,535
Direct Line Insurance Group PLC	88,616	366,272
easyJet PLC	11,381	290,068
Experian PLC	74,703	1,379,940
Fresnillo PLC	14,993	186,422
G4S PLC	112,138	487,929
GKN PLC	124,794	773,314
GlaxoSmithKline PLC	364,295	9,733,040
Hammerson PLC	54,580	454,388
Hargreaves Lansdown PLC	16,465	369,833
HSBC Holdings PLC	1,387,381	15,225,321
ICAP PLC	39,581	296,458
IMI PLC	23,461	594,125
Imperial Tobacco Group PLC	72,350	2,804,872
Inmarsat PLC	34,560	433,322
InterContinental Hotels Group PLC	19,592	653,518
Intertek Group PLC	12,142	633,707
Invensys PLC	47,023	397,468
Investec PLC	44,955	326,498
ITV PLC	280,940	904,105
J. Sainsbury PLC	92,923	562,391
Johnson Matthey PLC	15,552	846,229
Kingfisher PLC	177,342	1,132,158
Land Securities Group PLC	57,628	920,579
Legal & General Group PLC	439,732	1,625,451
Lloyds Banking Group PLC (a)	3,714,728	4,874,415
London Stock Exchange Group PLC	12,540	360,731
Marks & Spencer Group PLC	118,310	849,571
Meggitt PLC	57,779	505,880
Melrose Industries PLC	95,208	483,021

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	29

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
National Grid PLC	276,142	$3,611,719
Next PLC	11,551	1,044,112
Old Mutual PLC	364,246	1,142,860
Pearson PLC	60,830	1,356,255
Persimmon PLC (a)	23,691	487,068
Petrofac Ltd.	18,345	371,832
Prudential PLC	190,300	4,252,061
Randgold Resources Ltd.	6,652	418,295
Reckitt Benckiser Group PLC	48,087	3,819,833
Reed Elsevier PLC	88,205	1,315,455
Resolution Ltd.	103,825	609,429
Rexam PLC	60,750	534,490
Rio Tinto PLC	94,538	5,342,308
Rolls-Royce Holdings PLC (a)	139,797	2,956,897
Royal Bank of Scotland Group PLC (a)	159,698	899,389
Royal Dutch Shell PLC, Class A	284,193	10,184,981
Royal Dutch Shell PLC, Class B	186,875	7,048,956
RSA Insurance Group PLC	270,691	409,701
SABMiller PLC	71,528	3,681,909
The Sage Group PLC	83,955	562,009
Schroders PLC	7,851	338,608
Segro PLC	52,071	288,223
Serco Group PLC	38,098	314,937
Severn Trent PLC	18,244	515,811
Smith & Nephew PLC	66,782	953,826
Smiths Group PLC	29,585	726,478
SSE PLC	71,075	1,615,122
Standard Chartered PLC	180,208	4,070,349
Standard Life PLC	176,596	1,054,613
Tate & Lyle PLC	35,338	474,038
Tesco PLC	600,883	3,336,903
Travis Perkins PLC	18,654	579,468
Tui Travel PLC	31,441	215,510
Tullow Oil PLC	67,721	961,137
Unilever PLC	95,432	3,926,626
United Utilities Group PLC	51,724	575,872
Vodafone Group PLC	3,603,092	14,186,057
Common Stocks	Shares	Value
United Kingdom (concluded)
The Weir Group PLC	16,177	$572,765
Whitbread PLC	13,356	831,202
William Hill PLC	61,664	411,073
WM Morrison Supermarkets PLC	168,238	728,271
WPP PLC	98,943	2,266,184

		209,300,233
Total Common Stocks — 97.4%		986,256,244

Preferred Stocks — 0.0%
Germany — 0.0%
Fuchs Petrolub SE, Preference Shares	2,547	249,519

Rights — 0.0%
Spain — 0.0%
Repsol SA, (Expires 01/09/14) (a)	62,584	42,704
Total Long-Term Investments (Cost — $684,439,924) — 97.4%		986,548,467

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.15% (c)(d)	587,542	587,542

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$529	528,856
Total Short-Term Securities (Cost — $1,116,398) — 0.1%		1,116,398
Total Investments (Cost — $685,556,322*) — 97.5%		987,664,865
Other Assets Less Liabilities — 2.5%		25,149,144

Net Assets — 100.0%		$1,012,814,009

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$730,680,270

Gross unrealized appreciation	$319,181,483
Gross unrealized depreciation	(62,196,888)

Net unrealized appreciation	$256,984,595

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Series during the year ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity		Shares/Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	—	587,542	[1]	587,542	$2,127
BlackRock Liquidity Series, LLC, Money Market Series	—	$528,856	[1]	$528,856	$11,250

[1]	Represents net shares/beneficial interest purchased.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

30	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master International Index Series

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
64	Nikkei 225 Index	Singapore Exchange	March 2014	$4,939,322	$154,671
28	SPI 200 Index	Australian Securities Exchange	March 2014	$3,323,910	113,554
173	Euro Stoxx 50 Index	Eurex Mercantile	March 2014	$7,396,916	264,515
70	FTSE 100 Index	Euronext Liffe	March 2014	$7,763,507	225,975
Total					$758,715

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	110,231	EUR	80,000	Deutsche Bank Securities, Inc.	1/02/14	$175

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$1,063,976	$71,900,776	$11	$72,964,763
Austria	653,135	1,957,459	1	2,610,595
Belgium	211,892	11,508,518	—	11,720,410
Denmark	6,237,410	5,297,037	—	11,534,447
Finland	1,036,083	7,861,772	—	8,897,855
France	580,677	97,931,718	—	98,512,395
Germany	867,820	91,697,901	—	92,565,721
Hong Kong	268,335	27,766,990	—	28,035,325
Ireland	755,005	4,372,738	—	5,127,743
Israel	—	4,397,925	—	4,397,925
Italy	—	21,179,739	—	21,179,739
Japan	627,959	205,841,467	—	206,469,426
Luxembourg	—	364,225	—	364,225
Netherlands	1,098,868	27,419,219	—	28,518,087
New Zealand	—	1,143,404	—	1,143,404
Norway	—	7,986,571	—	7,986,571
Portugal	—	1,719,558	—	1,719,558
Singapore	—	14,542,165	—	14,542,165
Spain	491,289	32,641,244	—	33,132,533
Sweden	—	31,925,801	—	31,925,801
Switzerland	1,435,580	92,171,743	—	93,607,323
United Kingdom	2,524,054	206,776,179	—	209,300,233
Preferred Stocks	—	249,519	—	249,519
Rights	42,704	—	—	42,704
Short-Term Securities	587,542	528,856	—	1,116,398

Total	$18,482,329	$969,182,524	$12	$987,664,865

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	31

Schedule of Investments (concluded)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$758,715	—	—	$758,715
Foreign currency exchange contracts	175	—	—	175

Total	$758,890	—	—	$758,890

[1]   Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Series’ assets and/or liabilities approximates fair value for financial statement purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,604,000	—	—	$1,604,000
Foreign currency at value	19,997,903	—	—	19,997,903
Liabilities:
Bank overdraft	—	$(1,018,673)	—	(1,018,673)
Collateral on securities loaned at value		(528,856)		(528,856)

Total	$21,601,903	$(1,547,529)	—	$20,054,374

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Series values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of December 31, 2012, securities with a value of $11,767,681 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of December 31, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the year ended December 31, 2013.

See Notes to Financial Statements.

32	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments December 31, 2013	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.5%
Constant Contact, Inc. (a)	15,206	$472,450
Digital Generation, Inc. (a)	12,141	154,798
Harte-Hanks, Inc.	21,119	165,151
Marchex, Inc., Class B (a)	10,966	94,856
Marin Software, Inc. (a)	4,389	44,943
Marketo, Inc. (a)	3,389	125,630
MDC Partners, Inc., Class A	18,726	477,688
National CineMedia, Inc.	29,912	597,044
QuinStreet, Inc. (a)	15,113	131,332
ReachLocal, Inc. (a)	5,016	63,753
Valassis Communications, Inc.	19,244	659,107
ValueClick, Inc. (a)	33,035	772,028
Viad Corp.	10,139	281,661

		4,040,441
Aerospace — 1.4%
AAR Corp.	19,683	551,321
Aerovironment, Inc. (a)	9,191	267,734
API Technologies Corp. (a)	15,396	52,500
Astronics Corp. (a)	7,443	379,593
Cubic Corp.	9,839	518,122
Curtiss-Wright Corp.	23,144	1,440,251
Ducommun, Inc. (a)	5,313	158,380
Erickson Air-Crane, Inc. (a)(b)	1,802	37,464
Esterline Technologies Corp. (a)	15,460	1,576,302
GenCorp, Inc. (a)	29,928	539,303
HEICO Corp.	32,789	1,900,123
Kaman Corp.	13,417	533,057
Kratos Defense & Security Solutions, Inc. (a)	21,993	168,906
LMI Aerospace, Inc. (a)	5,034	74,201
Moog, Inc., Class A (a)	22,380	1,520,497
Orbital Sciences Corp. (a)	29,675	691,427
Teledyne Technologies, Inc. (a)	18,457	1,695,460

		12,104,641
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	1,389	53,991
The Andersons, Inc.	9,247	824,555
Cal-Maine Foods, Inc.	7,379	444,437
Calavo Growers, Inc.	6,105	184,737
Fresh Del Monte Produce, Inc.	18,772	531,248
Limoneira Co.	4,843	128,775
Pilgrim’s Pride Corp. (a)	29,956	486,785
Sanderson Farms, Inc.	11,388	823,694
Seaboard Corp. (a)	144	402,476

		3,880,698
Air Transport — 0.8%
Air Transport Services Group, Inc. (a)	25,781	208,568
Allegiant Travel Co.	7,416	781,943
Atlas Air Worldwide Holdings, Inc. (a)	12,803	526,843
Bristow Group, Inc.	17,849	1,339,746
Era Group, Inc. (a)	9,979	307,952
Hawaiian Holdings, Inc. (a)	25,811	248,560
JetBlue Airways Corp. (a)	114,969	982,985
PHI, Inc. (a)	6,241	270,859
Republic Airways Holdings, Inc. (a)	24,369	260,505
SkyWest, Inc.	25,739	381,709
Spirit Airlines, Inc. (a)	29,794	1,352,946

		6,662,616
Alternative Energy — 0.1%
Ameresco, Inc., Class A (a)	9,514	91,905
Amyris, Inc. (a)(b)	12,802	67,723
EnerNOC, Inc. (a)	13,041	224,436
Green Plains Renewable Energy, Inc.	12,525	242,860
REX American Resources Corp. (a)	2,643	118,168
Common Stocks	Shares	Value
Alternative Energy (concluded)
Solazyme, Inc. (a)(b)	24,022	$261,599

		1,006,691
Aluminum — 0.1%
Century Aluminum Co. (a)	25,577	267,535
Kaiser Aluminum Corp.	9,350	656,744
Noranda Aluminum Holding Corp.	16,676	54,864

		979,143
Asset Management & Custodian — 1.2%
Apollo Investment Corp.	111,476	945,316
Arlington Asset Investment Corp.	6,742	177,921
Calamos Asset Management, Inc., Class A	9,690	114,730
Capital Southwest Corp.	6,776	236,279
CIFC Corp.	3,260	25,363
Cohen & Steers, Inc.	9,323	373,479
Cowen Group, Inc., Class A (a)	48,559	189,866
Diamond Hill Investment Group, Inc.	1,405	166,268
Fifth Street Finance Corp.	67,934	628,389
Financial Engines, Inc.	24,171	1,679,401
GAMCO Investors, Inc., Class A	2,983	259,432
Golub Capital BDC, Inc.	18,607	355,580
GSV Capital Corp. (a)(b)	9,389	113,513
Horizon Technology Finance Corp.	4,080	57,977
JMP Group, Inc.	7,472	55,293
KCAP Financial, Inc.	13,867	111,907
KCG Holdings, Inc., Class A (a)	35,142	420,298
Manning & Napier, Inc.	6,578	116,102
MCG Capital Corp.	36,063	158,677
Medley Capital Corp.	20,140	278,939
MVC Capital, Inc.	10,938	147,663
New Mountain Finance Corp.	22,629	340,340
NGP Capital Resources Co.	10,231	76,426
Oppenheimer Holdings, Inc., Class A	4,788	118,647
Pzena Investment Management, Inc., Class A	5,547	65,233
RCS Capital Corp., Class A	902	16,552
Resource America, Inc., Class A	5,795	54,241
Silvercrest Asset Management Group, Inc., Class A	2,664	45,421
Solar Capital Ltd.	22,506	507,510
Solar Senior Capital Ltd.	5,624	102,469
TCP Capital Corp.	17,803	298,734
THL Credit, Inc.	17,037	280,940
TICC Capital Corp.	26,213	271,042
Virtus Investment Partners, Inc. (a)	3,336	667,367
Westwood Holdings Group, Inc.	3,472	214,952
WhiteHorse Finance, Inc.	3,247	49,062
WisdomTree Investments, Inc. (a)	49,689	879,992

		10,601,321
Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	33,250	679,963
Dana Holding Corp.	72,618	1,424,765
Dorman Products, Inc. (a)	12,463	698,800
Federal-Mogul Corp. (a)	9,843	193,710
Fox Factory Holding Corp. (a)	4,779	84,206
Fuel Systems Solutions, Inc. (a)	6,784	94,094
Gentherm, Inc. (a)	16,532	443,223
Meritor, Inc. (a)	48,250	503,248
Remy International, Inc.	6,773	157,946
Standard Motor Products, Inc.	9,800	360,640
Stoneridge, Inc. (a)	14,193	180,961
Superior Industries International, Inc.	11,596	239,225
Tenneco, Inc. (a)	30,068	1,700,947
Tower International, Inc. (a)	2,943	62,980

		6,824,708
Auto Services — 0.1%
Cooper Tire & Rubber Co.	31,353	753,726

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	33

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Back Office Support, HR & Consulting — 2.1%
The Advisory Board Co. (a)	17,541	$1,116,835
Angie’s List, Inc. (a)(b)	20,960	317,544
Barrett Business Services, Inc.	3,492	323,848
CBIZ, Inc. (a)(b)	17,287	157,657
CDI Corp.	7,190	133,231
Convergys Corp.	51,934	1,093,211
The Corporate Executive Board Co.	16,613	1,286,345
CoStar Group, Inc. (a)	14,097	2,602,024
CRA International, Inc. (a)	4,865	96,327
Dice Holdings, Inc. (a)	19,375	140,469
ExlService Holdings, Inc. (a)	16,171	446,643
Forrester Research, Inc.	6,236	238,589
FTI Consulting, Inc. (a)	19,935	820,126
GP Strategies Corp. (a)	7,306	217,646
The Hackett Group, Inc.	12,500	77,625
Heidrick & Struggles International, Inc.	9,051	182,287
Huron Consulting Group, Inc. (a)	11,516	722,284
ICF International, Inc. (a)	9,758	338,700
Innovative Solutions & Support, Inc. (a)	6,095	44,433
Insperity, Inc.	11,170	403,572
Kelly Services, Inc., Class A	13,425	334,819
Kforce, Inc.	13,569	277,622
Korn/Ferry International (a)	24,121	630,041
Liquidity Services, Inc. (a)(b)	12,341	279,647
MAXIMUS, Inc.	33,752	1,484,750
Monster Worldwide, Inc. (a)(b)	52,078	371,316
Navigant Consulting, Inc. (a)	24,935	478,752
On Assignment, Inc. (a)	22,650	790,938
PRGX Global, Inc. (a)	13,940	93,677
Resources Connection, Inc.	20,287	290,713
RPX Corp. (a)	16,069	271,566
ServiceSource International, Inc. (a)	30,279	253,738
Sykes Enterprises, Inc. (a)	19,450	424,204
TeleTech Holdings, Inc. (a)	9,867	236,216
TrueBlue, Inc. (a)	20,167	519,905
WageWorks, Inc. (a)	12,338	733,371

		18,230,671
Banks: Diversified — 7.3%
1st Source Corp.	7,583	242,201
1st United Bancorp, Inc.	14,548	110,710
Access National Corp.	3,636	54,358
Ambac Financial Group, Inc. (a)	20,755	509,743
American National Bankshares, Inc.	3,902	102,427
Ameris Bancorp (a)	11,937	251,990
Ames National Corp.	4,575	102,434
Arrow Financial Corp.	5,540	147,142
Bancfirst Corp.	3,592	201,368
Banco Latinoamericano de Comercio Exterior SA	14,702	411,950
The Bancorp, Inc. (a)	16,355	292,918
BancorpSouth, Inc.	47,142	1,198,350
Bank of Kentucky Financial Corp.	3,031	111,844
Bank of Marin Bancorp	3,048	132,253
Bank of the Ozarks, Inc.	15,436	873,523
Banner Corp.	9,716	435,471
Bar Harbor Bankshares	1,958	78,300
BBCN Bancorp, Inc.	39,201	650,345
BBX Capital Corp. (a)	3,493	54,491
BNC Bancorp	9,263	158,768
Boston Private Financial Holdings, Inc.	39,679	500,749
Bridge Bancorp, Inc.	5,742	149,292
Bridge Capital Holdings (a)	4,700	96,538
Bryn Mawr Bank Corp.	6,844	206,552
C&F Financial Corp.	1,600	73,072
Camden National Corp.	3,915	165,291
Capital City Bank Group, Inc. (a)	6,067	71,409
Capitol Federal Financial, Inc.	73,946	895,486
Common Stocks	Shares	Value
Banks: Diversified (continued)
Cardinal Financial Corp.	15,181	$273,258
Cascade Bancorp (a)	3,048	15,941
Cathay General Bancorp	39,084	1,044,715
Center Bancorp, Inc.	5,783	108,489
Centerstate Banks, Inc.	14,779	150,007
Central Pacific Financial Corp.	10,999	220,860
Century Bancorp, Inc., Class A	1,631	54,231
Charter Financial Corp.	10,947	117,899
Chemical Financial Corp.	14,721	466,214
Chemung Financial Corp.	1,799	61,472
Citizens & Northern Corp.	6,429	132,630
City Holding Co.	7,855	363,922
CNB Financial Corp.	7,128	135,432
CoBiz Financial, Inc.	17,763	212,445
Columbia Banking System, Inc.	25,366	697,819
Community Bank System, Inc.	19,907	789,910
Community Trust Bancorp, Inc.	7,060	318,830
CommunityOne Bancorp (a)	5,236	66,759
CU Bancorp (a)	4,598	80,373
Customers Bancorp, Inc. (a)	10,043	205,480
CVB Financial Corp.	45,648	779,211
Eagle Bancorp, Inc. (a)	11,079	339,350
Enterprise Bancorp, Inc.	3,579	75,767
Enterprise Financial Services Corp.	9,721	198,503
EverBank Financial Corp.	39,786	729,675
Farmers Capital Bank Corp. (a)	3,635	79,061
Fidelity Southern Corp.	7,124	118,330
Financial Institutions, Inc.	6,979	172,451
First Bancorp, Inc.	4,751	82,762
First Bancorp, North Carolina	9,676	160,815
First BanCorp, Puerto Rico (a)	36,101	223,465
First Busey Corp.	36,699	212,854
First Commonwealth Financial Corp.	48,770	430,151
First Community Bancshares, Inc.	8,706	145,390
First Connecticut Bancorp, Inc.	8,247	132,942
First Financial Bancorp	29,055	506,429
First Financial Bankshares, Inc.	15,648	1,037,775
First Financial Corp.	5,724	209,269
First Financial Holdings, Inc.	11,938	793,996
First Interstate Bancsystem, Inc.	8,825	250,365
First Merchants Corp.	17,413	396,320
First Midwest Bancorp, Inc.	37,306	653,974
First NBC Bank Holding Co. (a)	2,082	67,249
The First of Long Island Corp.	4,022	172,423
First Security Group, Inc. (a)	31,778	73,089
FirstMerit Corp.	82,062	1,824,238
Flagstar Bancorp, Inc. (a)	9,986	195,925
FNB Corp.	74,645	942,020
German American Bancorp, Inc.	6,387	182,029
Glacier Bancorp, Inc.	35,701	1,063,533
Guaranty Bancorp	7,158	100,570
Hampton Roads Bankshares, Inc. (a)	17,184	30,072
Hancock Holding Co.	41,955	1,538,909
Hanmi Financial Corp.	15,749	344,746
Heartland Financial USA, Inc.	7,484	215,464
Heritage Commerce Corp.	10,154	83,669
Heritage Oaks Bancorp (a)	9,840	73,800
Home BancShares, Inc.	22,407	836,901
Horizon Bancorp	4,269	108,134
Hudson Valley Holding Corp.	8,325	169,414
Iberiabank Corp.	14,751	927,100
Independent Bank Corp.	11,855	464,597
Independent Bank Group, Inc.	1,891	93,907
International Bancshares Corp.	26,583	701,525
Intervest Bancshares Corp. (a)	8,775	65,900
Investors Bancorp, Inc.	24,998	639,459
Janus Capital Group, Inc.	73,868	913,747

See Notes to Financial Statements.

34	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Lakeland Bancorp, Inc.	18,004	$222,709
Lakeland Financial Corp.	8,231	321,009
LCNB Corp.	3,650	65,225
Macatawa Bank Corp. (a)	11,650	58,250
MainSource Financial Group, Inc.	10,259	184,970
MB Financial, Inc.	27,206	873,041
Mercantile Bank Corp.	4,249	91,693
Merchants Bancshares, Inc.	2,817	94,369
Meridian Interstate Bancorp, Inc. (a)	4,034	91,088
Metro Bancorp, Inc. (a)	6,904	148,712
MetroCorp Bancshares, Inc.	7,804	117,606
Middleburg Financial Corp.	2,600	46,904
MidSouth Bancorp, Inc.	4,076	72,797
NASB Financial, Inc.	2,024	61,125
National Bank Holdings Corp., Class A	22,642	484,539
National Bankshares, Inc.	3,441	126,938
National Penn Bancshares, Inc.	58,427	661,978
NBT Bancorp, Inc.	21,898	567,158
NewBridge Bancorp (a)	12,256	91,920
Northrim BanCorp, Inc.	3,211	84,257
OFG Bancorp	22,703	393,670
Old National Bancorp	50,421	774,971
Pacific Continental Corp.	8,778	139,921
Pacific Premier Bancorp, Inc. (a)	7,994	125,826
PacWest Bancorp	18,871	796,734
Palmetto Bancshares, Inc. (a)	2,200	28,512
Park National Corp.	5,779	491,620
Park Sterling Corp.	22,514	160,750
Peapack Gladstone Financial Corp.	4,436	84,728
Penns Woods Bancorp, Inc.	2,391	121,941
Peoples Bancorp, Inc.	5,327	119,911
Pinnacle Financial Partners, Inc.	17,420	566,673
Preferred Bank (a)	5,701	114,305
PrivateBancorp, Inc.	32,189	931,228
Prosperity Bancshares, Inc.	29,827	1,890,734
Provident Financial Services, Inc.	29,670	573,224
Renasant Corp.	15,223	478,916
Republic Bancorp, Inc., Class A	4,865	119,387
Rockville Financial, Inc.	13,098	186,123
S&T Bancorp, Inc.	14,831	375,373
Sandy Spring Bancorp, Inc.	12,463	351,332
Seacoast Banking Corp. of Florida (a)	8,957	109,280
Sierra Bancorp	5,953	95,784
Simmons First National Corp., Class A	8,275	307,416
Southside Bancshares, Inc.	9,012	246,388
Southwest Bancorp, Inc. (a)	9,942	158,277
State Bank Financial Corp.	16,015	291,313
StellarOne Corp.	11,348	273,146
Stellus Capital Investment Corp.	5,764	86,172
Sterling Financial Corp.	16,794	572,340
Suffolk Bancorp (a)	5,661	117,749
Sun Bancorp, Inc. (a)	19,879	69,974
Susquehanna Bancshares, Inc.	92,458	1,187,161
SY Bancorp, Inc.	7,062	225,419
Taylor Capital Group, Inc. (a)	8,654	230,023
Texas Capital Bancshares, Inc. (a)(b)	20,207	1,256,875
Tompkins Financial Corp.	7,242	372,166
TowneBank	13,312	204,872
Trico Bancshares	8,032	227,868
Tristate Capital Holdings, Inc. (a)	3,203	37,988
TrustCo Bank Corp. NY	47,087	338,085
Trustmark Corp.	33,425	897,127
UMB Financial Corp.	17,678	1,136,342
Umpqua Holdings Corp.	55,556	1,063,342
Union First Market Bankshares Corp.	10,171	252,343
United Bankshares, Inc.	10,792	339,408
Common Stocks	Shares	Value
Banks: Diversified (concluded)
United Community Banks, Inc. (a)	20,740	$368,135
United Community Financial Corp. (a)	23,858	85,173
Univest Corp. of Pennsylvania	8,567	177,166
VantageSouth Bancshares, Inc. (a)	5,886	31,019
Virginia Commerce Bancorp, Inc. (a)	13,441	228,363
Washington Banking Co.	7,920	140,422
Washington Trust Bancorp, Inc.	7,283	271,073
Webster Financial Corp.	44,726	1,394,557
WesBanco, Inc.	12,935	413,920
West BanCorp., Inc.	7,044	111,436
Westamerica BanCorp.	13,465	760,234
Western Alliance Bancorp (a)	36,699	875,638
Wilshire Bancorp, Inc. (b)	33,671	368,024
Wintrust Financial Corp.	18,396	848,424
Yadkin Financial Corp. (a)	7,017	119,570

		62,935,115
Banks: Savings, Thrift & Mortgage Lending — 1.0%
Apollo Residential Mortgage, Inc.	15,550	229,829
Astoria Financial Corp.	43,819	606,017
Banc of California, Inc.	8,473	113,623
Bank Mutual Corp.	22,798	159,814
BankFinancial Corp.	10,098	92,498
Beneficial Mutual Bancorp, Inc. (a)	15,591	170,254
Berkshire Hills Bancorp, Inc.	12,585	343,193
BofI Holding, Inc. (a)	5,988	469,639
Brookline Bancorp, Inc.	35,068	335,601
Clifton Savings Bancorp, Inc.	4,201	53,773
Dime Community Bancshares, Inc.	15,948	269,840
Doral Financial Corp. (a)	3,224	50,488
ESB Financial Corp.	6,202	88,068
ESSA Bancorp, Inc.	4,202	48,575
First Defiance Financial Corp.	4,747	123,280
First Federal Bancshares of Arkansas, Inc. (a)	1,552	13,502
First Financial Northwest, Inc.	7,377	76,499
Flushing Financial Corp.	15,391	318,594
Fox Chase Bancorp, Inc.	5,936	103,168
Franklin Financial Corp. (a)	5,138	101,630
Great Southern Bancorp, Inc.	5,246	159,531
Heritage Financial Corp.	7,858	134,450
Hingham Institution for Savings	593	46,545
Home Bancorp, Inc. (a)	3,121	58,831
Home Federal Bancorp, Inc.	7,055	105,120
Home Loan Servicing Solutions Ltd.	35,287	810,542
HomeStreet, Inc.	6,263	125,260
Kearny Financial Corp. (a)	6,957	80,910
Northfield Bancorp, Inc.	29,067	383,684
Northwest Bancshares, Inc.	46,590	688,600
OceanFirst Financial Corp.	6,773	116,021
OmniAmerican Bancorp, Inc. (a)	5,579	119,279
Oritani Financial Corp.	22,744	365,041
Provident Financial Holdings, Inc.	4,463	66,945
Sterling Bancorp	41,547	555,483
Territorial Bancorp, Inc.	5,142	119,294
United Financial Bancorp, Inc.	9,919	187,370
ViewPoint Financial Group, Inc.	19,878	545,651
Waterstone Financial, Inc. (a)	3,518	39,050
Westfield Financial, Inc.	8,785	65,536
WSFS Financial Corp.	3,909	303,065

		8,844,093
Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)	4,069	983,843
Craft Brew Alliance, Inc. (a)	5,092	83,611

		1,067,454

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	35

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Beverage: Soft Drinks — 0.0%
Coca-Cola Bottling Co. Consolidated	2,340	$171,264
Farmer Bros Co. (a)	2,849	66,268
National Beverage Corp. (a)	5,448	109,832

		347,364
Biotechnology — 4.1%
Acceleron Pharma, Inc. (a)	3,118	123,473
Accelrys, Inc. (a)	27,702	264,277
Acorda Therapeutics, Inc. (a)	20,106	587,095
Aegerion Pharmaceuticals, Inc. (a)	14,255	1,011,535
Albany Molecular Research, Inc. (a)	11,255	113,450
Alimera Sciences, Inc. (a)	8,369	39,418
Alnylam Pharmaceuticals, Inc. (a)	28,730	1,848,201
AMAG Pharmaceuticals, Inc. (a)	10,697	259,616
Amicus Therapeutics, Inc. (a)	14,954	35,142
Arena Pharmaceuticals, Inc. (a)(b)	107,844	630,887
Arqule, Inc. (a)	28,755	61,823
Array BioPharma, Inc. (a)	61,436	307,794
AVEO Pharmaceuticals, Inc. (a)	24,861	45,744
BIND Therapeutics, Inc. (a)	2,576	38,872
BioDelivery Sciences International, Inc. (a)	14,514	85,488
Biotime, Inc. (a)(b)	17,902	64,447
Bluebird Bio, Inc. (a)	3,302	69,276
Cell Therapeutics, Inc. (a)	63,186	121,317
Celldex Therapeutics, Inc. (a)	44,106	1,067,806
Cellular Dynamics International, Inc. (a)	1,821	30,065
Cepheid, Inc. (a)	33,178	1,550,076
Chelsea Therapeutics International Ltd. (a)	39,248	173,869
ChemoCentryx, Inc. (a)	12,012	69,550
Clovis Oncology, Inc. (a)	8,882	535,318
Cornerstone Therapeutics, Inc. (a)	4,237	40,209
Coronado Biosciences, Inc. (a)(b)	12,937	34,024
Curis, Inc. (a)	41,675	117,524
Cytokinetics, Inc. (a)	12,884	83,746
Cytori Therapeutics, Inc. (a)	30,640	78,745
Dendreon Corp. (a)(b)	78,577	234,945
Durata Therapeutics, Inc. (a)	6,324	80,884
Dyax Corp. (a)	59,894	451,002
Dynavax Technologies Corp. (a)	130,692	256,156
Emergent Biosolutions, Inc. (a)	13,611	312,917
Enzon Pharmaceuticals, Inc.	18,630	21,611
Epizyme, Inc. (a)(b)	2,864	59,571
Exact Sciences Corp. (a)	34,864	407,560
Exelixis, Inc. (a)(b)	91,157	558,792
Fibrocell Science, Inc. (a)	10,720	43,523
Five Prime Therapeutics, Inc. (a)	2,724	45,736
Foundation Medicine, Inc. (a)	3,345	79,678
Furiex Pharmaceuticals, Inc. (a)	3,338	140,229
Galena Biopharma, Inc. (a)(b)	50,839	252,161
GenMark Diagnostics, Inc. (a)	17,754	236,306
Genomic Health, Inc. (a)	8,319	243,497
Geron Corp. (a)	64,669	306,531
GTx, Inc. (a)	12,898	21,282
Halozyme Therapeutics, Inc. (a)	43,999	659,545
Harvard Apparatus Regenerative Technology, Inc. (a)	3,028	14,383
Harvard Bioscience, Inc. (a)	12,112	56,926
Horizon Pharma, Inc. (a)	25,715	195,948
Hyperion Therapeutics, Inc. (a)	4,072	82,336
Idenix Pharmaceuticals, Inc. (a)(b)	49,542	296,261
Immunogen, Inc. (a)	41,889	614,512
Immunomedics, Inc. (a)	36,847	169,496
Insmed, Inc. (a)	17,108	291,007
Insys Therapeutics, Inc. (a)	2,460	95,227
Intercept Pharmaceuticals, Inc. (a)	3,556	242,804
InterMune, Inc. (a)	44,307	652,642
Intrexon Corp. (a)	5,824	138,611
KaloBios Pharmaceuticals, Inc. (a)	5,689	25,145
Common Stocks	Shares	Value
Biotechnology (concluded)
Karyopharm Therapeutics, Inc. (a)	3,788	$86,821
Keryx Biopharmaceuticals, Inc. (a)	40,472	524,112
Lexicon Pharmaceuticals, Inc. (a)(b)	113,162	203,692
Ligand Pharmaceuticals, Inc., Class B (a)	8,821	463,985
MacroGenics, Inc. (a)	2,792	76,585
MannKind Corp. (a)(b)	73,759	384,284
Merrimack Pharmaceuticals, Inc. (a)(b)	48,143	257,084
Momenta Pharmaceuticals, Inc. (a)	23,400	413,712
Nanosphere, Inc. (a)	26,758	61,276
Nektar Therapeutics (a)	57,171	648,891
Neurocrine Biosciences, Inc. (a)	33,104	309,191
NewLink Genetics Corp. (a)	8,398	184,840
Novavax, Inc. (a)	92,264	472,392
NPS Pharmaceuticals, Inc. (a)(b)	49,619	1,506,433
Omeros Corp. (a)(b)	14,948	168,763
OncoGenex Pharmaceutical, Inc. (a)	7,155	59,673
OncoMed Pharmaceuticals, Inc. (a)(b)	2,281	67,335
Onconova Therapeutics, Inc. (a)	2,938	33,728
Ophthotech Corp. (a)	4,462	144,346
Opko Health, Inc. (a)(b)	93,333	787,731
Orexigen Therapeutics, Inc. (a)	50,340	283,414
Osiris Therapeutics, Inc. (a)	8,353	134,316
Pacific Biosciences of California, Inc. (a)	23,278	121,744
PDL BioPharma, Inc.	69,496	586,546
Peregrine Pharmaceuticals, Inc. (a)(b)	77,741	108,060
Peregrine Semiconductor Corp. (a)	12,813	94,944
Progenics Pharmaceuticals, Inc. (a)	29,804	158,855
Prothena Corp. PLC (a)	7,082	187,815
PTC Therapeutics, Inc. (a)	4,900	83,153
Puma Biotechnology, Inc. (a)	10,956	1,134,275
Raptor Pharmaceutical Corp. (a)	29,530	384,481
Regulus Therapeutics, Inc. (a)	4,939	36,499
Repligen Corp. (a)	15,619	213,043
Repros Therapeutics, Inc. (a)	11,437	209,297
Rigel Pharmaceuticals, Inc. (a)	42,423	120,906
Rockwell Medical, Inc. (a)(b)	19,548	204,081
RTI Surgical, Inc. (a)	27,404	97,010
Sangamo Biosciences, Inc. (a)	30,240	420,034
Sarepta Therapeutics, Inc. (a)(b)	18,649	379,880
Sequenom, Inc. (a)(b)	56,165	131,426
Stemline Therapeutics, Inc. (a)	4,666	91,454
Sucampo Pharmaceuticals, Inc., Class A (a)	6,668	62,679
Sunesis Pharmaceuticals, Inc. (a)	15,670	74,276
Symmetry Medical, Inc. (a)	18,574	187,226
Synageva BioPharma Corp. (a)(b)	9,521	616,199
Synergy Pharmaceuticals, Inc. (a)	40,222	226,450
Synta Pharmaceuticals Corp. (a)(b)	24,389	127,798
Targacept, Inc. (a)	13,530	56,150
TESARO, Inc. (a)	6,643	187,598
Threshold Pharmaceuticals, Inc. (a)	22,755	106,266
Vanda Pharmaceuticals, Inc. (a)	16,506	204,840
Veracyte, Inc. (a)	2,424	35,148
Verastem, Inc. (a)	8,373	95,452
ViroPharma, Inc. (a)	31,622	1,576,357
West Pharmaceutical Services, Inc.	34,150	1,675,399
Wright Medical Group, Inc. (a)	19,978	613,524
XOMA Corp. (a)	38,392	258,378
ZIOPHARM Oncology, Inc. (a)(b)	40,256	174,711

		35,090,569
Building Materials — 1.1%
Acuity Brands, Inc.	21,173	2,314,632
BlueLinx Holdings, Inc. (a)	16,389	31,959
Builders FirstSource, Inc. (a)	22,425	160,115
Gibraltar Industries, Inc. (a)	15,233	283,182
Griffon Corp.	22,141	292,483
Headwaters, Inc. (a)	36,345	355,818

See Notes to Financial Statements.

36	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Materials (concluded)
Louisiana-Pacific Corp. (a)	68,930	$1,275,894
LSI Industries, Inc.	10,405	90,211
NCI Building Systems, Inc. (a)	10,405	182,504
Patrick Industries, Inc. (a)	3,237	93,646
PGT, Inc. (a)	16,609	168,083
Quanex Building Products Corp.	18,482	368,161
Revolution Lighting Technologies, Inc. (a)(b)	14,600	50,005
Simpson Manufacturing Co., Inc.	20,080	737,538
Stock Building Supply Holdings, Inc. (a)	3,917	71,368
Texas Industries, Inc. (a)	10,785	741,792
Trex Co., Inc. (a)	8,517	677,357
Watsco, Inc.	12,684	1,218,425

		9,113,173
Building: Climate Control — 0.1%
AAON, Inc.	13,888	443,721
Comfort Systems USA, Inc.	18,459	357,920
Nortek, Inc. (a)	4,458	332,567

		1,134,208
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	24,091	970,386
USG Corp. (a)	34,661	983,679

		1,954,065
Casinos & Gambling — 0.3%
Boyd Gaming Corp. (a)	34,592	389,506
Caesars Entertainment Corp. (a)	20,052	431,920
Isle of Capri Casinos, Inc. (a)	10,978	98,802
Monarch Casino & Resort, Inc. (a)	4,268	85,701
Multimedia Games Holding Co., Inc. (a)	14,268	447,444
Pinnacle Entertainment, Inc. (a)	26,441	687,202
Scientific Games Corp., Class A (a)	23,649	400,378

		2,540,953
Cement — 0.0%
US Concrete, Inc. (a)	7,077	160,153
Chemicals: Diversified — 1.2%
Aceto Corp.	13,575	339,511
American Vanguard Corp.	14,176	344,335
Axiall Corp.	34,532	1,638,198
Chemtura Corp. (a)	48,603	1,356,996
Hawkins, Inc.	4,709	175,128
Innophos Holdings, Inc.	10,887	529,108
KMG Chemicals, Inc.	3,932	66,411
Landec Corp. (a)	12,952	156,978
LSB Industries, Inc. (a)	9,475	388,665
Marrone Bio Innovations, Inc. (a)	2,654	47,188
Olin Corp.	39,725	1,146,066
OM Group, Inc. (a)	15,814	575,788
OMNOVA Solutions, Inc. (a)	23,335	212,582
Penford Corp. (a)	4,618	59,341
PolyOne Corp.	49,091	1,735,367
Sensient Technologies Corp.	24,756	1,201,161
Taminco Corp. (a)	7,921	160,083

		10,132,906
Chemicals: Specialty — 0.6%
Advanced Emissions Solutions, Inc. (a)	5,324	288,721
Balchem Corp.	14,656	860,307
Calgon Carbon Corp. (a)	26,726	549,754
FutureFuel Corp.	10,874	171,809
GSE Holding, Inc. (a)	4,000	8,280
Innospec, Inc.	11,643	538,140
Kraton Performance Polymers, Inc. (a)	16,123	371,635
Polypore International, Inc. (a)(b)	23,078	897,734
Quaker Chemical Corp.	6,498	500,801
Stepan Co.	9,318	611,540
Common Stocks	Shares	Value
Chemicals: Specialty (concluded)
Zep, Inc.	11,234	$204,009

		5,002,730
Coal — 0.2%
Arch Coal, Inc.	105,412	469,083
Cloud Peak Energy, Inc. (a)	30,136	542,448
Hallador Energy Co.	4,280	34,497
KiOR, Inc., Class A (a)	21,114	35,471
L&L Energy, Inc. (a)(b)	15,160	25,469
Walter Energy, Inc. (b)	31,073	516,744
Westmoreland Coal Co. (a)	5,657	109,124

		1,732,836
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc. (a)	10,082	161,211
Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A (a)	11,708	266,357
Federal Agricultural Mortgage Corp., Class C	5,159	176,696
Garrison Capital, Inc.	2,850	39,558
Medallion Financial Corp.	10,807	155,080
Meta Financial Group, Inc.	2,888	116,473
NewStar Financial, Inc. (a)	13,056	232,005
PennantPark Floating Rate Capital Ltd.	7,085	97,277
PennyMac Financial Services, Inc. (a)(c)	5,912	103,756
RE/MAX Holdings, Inc., Class A (a)	5,821	186,679
Stonegate Mortgage Corp. (a)	3,990	65,955
Walker & Dunlop, Inc. (a)	8,043	130,055

		1,569,891
Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a)	18,908	155,424
Costa, Inc. (a)	4,609	100,153
LifeLock, Inc. (a)	29,965	491,726
National Research Corp. (a)	4,135	77,821
National Research Corp., Class B	588	20,409
Performant Financial Corp. (a)	10,921	112,486

		958,019
Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	33,959	650,654
CAI International, Inc. (a)	8,536	201,193
Electro Rent Corp.	9,473	175,440
H&E Equipment Services, Inc. (a)	14,732	436,509
Marlin Business Services Corp.	4,003	100,876
McGrath RentCorp	12,532	498,774
Mobile Mini, Inc. (a)	18,982	781,679
PHH Corp. (a)	28,297	689,032
TAL International Group, Inc. (a)	16,769	961,702

		4,495,859
Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)	19,340	72,138
Commercial Vehicle Group, Inc. (a)	11,547	83,947
Miller Industries, Inc.	5,397	100,546
Modine Manufacturing Co. (a)	23,402	300,013
Rush Enterprises, Inc., Class A (a)(b)	17,141	508,231
Spartan Motors, Inc.	16,529	110,744
Wabash National Corp. (a)	33,922	418,937

		1,594,556
Communications Equipment — 0.0%
Ruckus Wireless, Inc. (a)	22,951	325,904
Communications Technology — 2.0%
ADTRAN, Inc.	29,344	792,581
Alliance Fiber Optic Products, Inc.	5,592	84,160
Anaren, Inc. (a)	5,796	162,230
Anixter International, Inc.	13,386	1,202,598
Aruba Networks, Inc. (a)	56,413	1,009,793

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	37

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Aviat Networks, Inc. (a)	29,848	$67,456
Bel Fuse, Inc., Class B	4,778	101,819
Black Box Corp.	8,058	240,128
Calix, Inc. (a)	19,970	192,511
Ciena Corp. (a)	50,224	1,201,860
Comtech Telecommunications Corp.	8,380	264,138
Cyan, Inc. (a)	4,039	21,366
Datalink Corp. (a)	9,261	100,945
Digi International, Inc. (a)	12,568	152,324
DigitalGlobe, Inc. (a)	36,821	1,515,184
Emulex Corp. (a)	40,030	286,615
Extreme Networks, Inc. (a)	46,124	322,868
Finisar Corp. (a)(b)	46,223	1,105,654
General Cable Corp.	24,631	724,398
GSI Technology, Inc. (a)	9,841	65,344
Harmonic, Inc. (a)	50,126	369,930
Infinera Corp. (a)	57,370	561,079
InterDigital, Inc.	20,421	602,215
Ixia (a)	27,984	372,467
KVH Industries, Inc. (a)	7,456	97,152
Loral Space & Communications, Inc. (a)	6,477	524,507
NeoPhotonics Corp. (a)	9,801	69,195
Net Element International, Inc. (a)	900	3,933
NETGEAR, Inc. (a)	19,106	629,352
Numerex Corp., Class A (a)	6,739	87,270
Oplink Communications, Inc. (a)	9,496	176,626
Parkervision, Inc. (a)(b)	44,121	200,751
PC-Tel, Inc.	8,840	84,599
Plantronics, Inc.	21,412	994,587
Procera Networks, Inc. (a)	10,331	155,172
QLogic Corp. (a)	44,133	522,093
RingCentral, Inc., Class A (a)	4,183	76,842
Seachange International, Inc. (a)	16,300	198,208
ShoreTel, Inc. (a)	29,200	270,976
Sonus Networks, Inc. (a)(b)	106,733	336,209
TeleNav, Inc. (a)	8,613	56,760
ViaSat, Inc. (a)(b)	19,556	1,225,183
Westell Technologies, Inc., Class A (a)	21,572	87,367

		17,316,445
Computer Services Software & Systems — 6.2%
ACI Worldwide, Inc. (a)(d)	19,698	1,280,370
Actuate Corp. (a)	23,546	181,540
Acxiom Corp. (a)	36,530	1,350,879
American Software, Inc., Class A	11,588	114,374
Aspen Technology, Inc. (a)	46,308	1,935,674
AVG Technologies NV (a)	11,934	205,384
Avid Technology, Inc. (a)	15,631	127,393
Bankrate, Inc. (a)(b)	22,912	411,041
Barracuda Networks, Inc. (a)	2,032	80,630
Bazaarvoice, Inc. (a)	24,011	190,167
Benefitfocus, Inc. (a)	2,561	147,872
Blackbaud, Inc.	22,594	850,664
Blucora, Inc. (a)	20,290	591,656
Bottomline Technologies, Inc. (a)	18,722	676,988
Brightcove, Inc. (a)	14,037	198,483
BroadSoft, Inc. (a)	13,913	380,381
CACI International, Inc., Class A (a)(b)	11,402	834,854
Callidus Software, Inc. (a)	20,029	274,998
CIBER, Inc. (a)	37,341	154,592
CommVault Systems, Inc. (a)	22,972	1,720,143
Computer Task Group, Inc.	7,509	141,920
ComScore, Inc. (a)	17,671	505,567
Cornerstone OnDemand, Inc. (a)	19,965	1,064,933
Covisint Corp. (a)	3,564	44,728
CSG Systems International, Inc.	16,767	492,950
Cvent, Inc. (a)	3,131	113,937
Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
DealerTrack Holdings, Inc. (a)	21,509	$1,034,153
Demand Media, Inc. (a)	17,580	101,437
Demandware, Inc. (a)	9,130	585,416
Digimarc Corp.	3,050	58,743
Digital River, Inc. (a)	16,628	307,618
EarthLink, Inc.	51,479	260,999
Ebix, Inc.	15,485	227,939
Endurance International Group Holdings, Inc. (a)	10,944	155,186
Envestnet, Inc. (a)	11,195	451,159
EPAM Systems, Inc. (a)	10,826	378,260
EPIQ Systems, Inc.	15,613	253,087
ePlus, Inc. (a)	1,817	103,278
Guidance Software, Inc. (a)	8,095	81,760
Guidewire Software, Inc. (a)	24,128	1,183,961
ICG Group, Inc. (a)	18,825	350,710
iGATE Corp. (a)	17,222	691,636
Imperva, Inc. (a)	10,014	481,974
Infoblox, Inc. (a)(b)	26,221	865,817
Interactive Intelligence Group, Inc. (a)	7,668	516,517
Internap Network Services Corp. (a)	26,618	200,167
IntraLinks Holdings, Inc. (a)	19,080	231,059
Jive Software, Inc. (a)	19,732	221,985
The KEYW Holding Corp. (a)	15,881	213,441
Limelight Networks, Inc. (a)	25,253	50,001
Lionbridge Technologies, Inc. (a)	29,093	173,394
LivePerson, Inc. (a)	27,322	404,912
LogMeIn, Inc. (a)	12,051	404,311
Luxoft Holding, Inc. (a)	2,270	86,215
Manhattan Associates, Inc. (a)	9,617	1,129,805
Mantech International Corp., Class A	11,848	354,611
Mavenir Systems, Inc. (a)	2,721	30,366
Mentor Graphics Corp.	47,143	1,134,732
Mercury Systems, Inc. (a)	16,162	176,974
MicroStrategy, Inc., Class A (a)	4,481	556,719
Millennial Media, Inc. (a)(b)	17,255	125,444
Mitek Systems, Inc. (a)	12,114	71,957
ModusLink Global Solutions, Inc. (a)	17,803	102,011
Monotype Imaging Holdings, Inc.	18,911	602,505
Netscout Systems, Inc. (a)	17,922	530,312
NIC, Inc.	32,055	797,208
OpenTable, Inc. (a)(b)	11,273	894,738
PDF Solutions, Inc. (a)	12,462	319,276
Pegasystems, Inc.	8,614	423,637
Perficient, Inc. (a)	16,586	388,444
Progress Software Corp. (a)	25,694	663,676
Proofpoint, Inc. (a)	11,388	377,740
PROS Holdings, Inc. (a)	11,134	444,247
PTC, Inc. (a)	59,125	2,092,434
QAD, Inc., Class A	2,825	49,890
QLIK Technologies, Inc. (a)	43,063	1,146,768
RealNetworks, Inc. (a)	10,744	81,117
RealPage, Inc. (a)	23,079	539,587
Reis, Inc. (a)	4,012	77,151
Responsys, Inc. (a)	18,242	500,013
Rocket Fuel, Inc. (a)	2,488	152,987
Sapiens International Corp. NV	9,467	72,991
Sapient Corp. (a)	54,547	946,936
SciQuest, Inc. (a)	11,296	321,710
Shutterstock, Inc. (a)	3,666	306,588
Spark Networks, Inc. (a)	8,520	52,483
SPS Commerce, Inc. (a)	7,937	518,286
SS&C Technologies Holdings, Inc. (a)	28,789	1,274,201
Support.com, Inc. (a)	25,618	97,092
Synchronoss Technologies, Inc. (a)	14,428	448,278
SYNNEX Corp. (a)	13,041	878,963
Syntel, Inc. (a)	7,624	693,403
Tangoe, Inc. (a)(b)	15,381	277,012

See Notes to Financial Statements.

38	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
TechTarget, Inc. (a)	5,669	$38,889
TeleCommunication Systems, Inc., Class A (a)	23,065	53,511
Textura Corp. (a)	2,682	80,299
Travelzoo, Inc. (a)	3,848	82,039
Tremor Video, Inc. (a)	3,698	21,448
Tyler Technologies, Inc. (a)	15,565	1,589,653
Ultimate Software Group, Inc. (a)	13,656	2,092,372
Unisys Corp. (a)	21,874	734,310
United Online, Inc.	6,553	90,169
Unwired Planet, Inc. (a)	31,168	43,012
VASCO Data Security International, Inc. (a)	14,020	108,375
Verint Systems, Inc. (a)	26,062	1,119,102
VirnetX Holding Corp. (a)(b)	20,942	406,484
Virtusa Corp. (a)	10,110	385,090
Web.com Group, Inc. (a)	20,743	659,420
Wix.com Ltd. (a)	4,041	108,501
Yelp, Inc. (a)	16,058	1,107,199
YuMe, Inc. (a)	2,681	19,973
Zillow, Inc. Class A (a)(b)	11,523	941,775
Zix Corp. (a)	29,988	136,745

		53,617,911
Computer Technology — 0.4%
Cray, Inc. (a)(b)	19,615	538,628
Imation Corp. (a)	16,356	76,546
Immersion Corp. (a)	13,547	140,618
Insight Enterprises, Inc. (a)(b)	21,531	488,969
PC Connection, Inc.	4,484	111,427
Quantum Corp. (a)	103,326	123,991
Radisys Corp. (a)	10,925	25,018
Safeguard Scientifics, Inc. (a)	10,430	209,539
Silicon Graphics International Corp. (a)(b)	16,819	225,543
Super Micro Computer, Inc. (a)	15,817	271,420
Synaptics, Inc. (a)	16,080	833,105
Violin Memory, Inc. (a)	9,218	36,503

		3,081,307
Construction — 0.5%
Aegion Corp. (a)	19,417	425,038
EMCOR Group, Inc.	33,205	1,409,220
Granite Construction, Inc.	19,290	674,764
Great Lakes Dredge & Dock Corp. (a)	29,547	271,833
Orion Marine Group, Inc. (a)	13,673	164,486
Primoris Services Corp.	17,474	543,966
Sterling Construction Co., Inc. (a)	8,035	94,251
Tutor Perini Corp. (a)	18,404	484,025

		4,067,583
Consumer Electronics — 0.2%
RealD, Inc. (a)	20,297	173,336
Skullcandy, Inc. (a)	8,838	63,722
TiVo, Inc. (a)	62,642	821,863
Universal Electronics, Inc. (a)	7,414	282,548
VOXX International Corp. (a)	9,350	156,145
XO Group, Inc. (a)	13,283	197,385
Zagg, Inc. (a)	14,919	64,898

		1,759,897
Consumer Lending — 0.9%
Cash America International, Inc.	14,165	542,519
Credit Acceptance Corp. (a)	3,543	460,555
Encore Capital Group, Inc. (a)	12,387	622,571
Ezcorp, Inc., Class A (a)	25,443	297,429
First Cash Financial Services, Inc. (a)	14,448	893,464
The First Marblehead Corp. (a)	4,544	33,582
Imperial Holdings, Inc. (a)	8,273	54,105
JGWPT Holdings, Inc., Class A, Class A (a)	4,744	82,498
Common Stocks	Shares	Value
Consumer Lending (concluded)
Marcus & Millichap, Inc. (a)	3,302	$49,200
MGIC Investment Corp. (a)(b)	160,370	1,353,523
MoneyGram International, Inc. (a)	10,672	221,764
Nelnet, Inc., Class A	11,320	477,025
Nicholas Financial, Inc.	5,119	80,573
Portfolio Recovery Associates, Inc. (a)	25,075	1,324,963
Regional Management Corp. (a)	2,617	88,795
Springleaf Holdings, Inc. (a)	12,037	304,295
Tree.com, Inc. (a)	3,103	101,903
World Acceptance Corp. (a)	4,297	376,116

		7,364,880
Consumer Services: Miscellaneous — 0.6%
Chuy’s Holdings, Inc. (a)	8,021	288,916
Core-Mark Holding Co., Inc.	5,687	431,814
Del Frisco’s Restaurant Group, Inc. (a)	5,366	126,477
Move, Inc. (a)	19,772	316,154
Nutrisystem, Inc.	14,205	233,530
Sotheby’s	33,743	1,795,128
Steiner Leisure Ltd. (a)	7,253	356,775
WEX, Inc. (a)	19,161	1,897,514

		5,446,308
Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	2,119	111,947
Berry Plastics Group, Inc. (a)	27,306	649,610
Graphic Packaging Holding Co. (a)	96,893	930,173
Myers Industries, Inc.	13,997	295,616
UFP Technologies, Inc. (a)	2,650	66,833

		2,054,179
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	12,706	450,428
Inter Parfums, Inc.	8,125	290,956
Revlon, Inc., Class A (a)	5,736	143,171

		884,555
Diversified Financial Services — 0.8%
Blackhawk Network Holdings, Inc. (a)	5,787	146,180
California First National Bancorp	1,296	19,570
ConnectOne Bancorp, Inc. (a)	874	34,637
DFC Global Corp. (a)	20,210	231,404
Evercore Partners, Inc., Class A	15,630	934,361
FBR & Co. (a)	4,207	110,981
Fidus Investment Corp.	6,942	150,919
Greenhill & Co., Inc.	13,981	810,059
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,161	99,967
Intersections, Inc.	4,604	35,865
JTH Holding, Inc., Class A (a)	2,247	54,602
Main Street Capital Corp.	19,361	632,911
MidWestOne Financial Group, Inc.	3,319	90,277
Outerwall, Inc. (a)(b)	13,906	935,457
Piper Jaffray Cos. (a)	8,009	316,756
Planet Payment, Inc. (a)	20,448	56,845
Stifel Financial Corp. (a)	31,401	1,504,736
Triangle Capital Corp.	13,700	378,805

		6,544,332
Diversified Manufacturing Operations — 0.5%
AM Castle & Co. (a)	8,451	124,821
Barnes Group, Inc.	26,580	1,018,280
Federal Signal Corp. (a)	30,813	451,411
Lydall, Inc. (a)	8,228	144,977
OSI Systems, Inc. (a)	9,849	523,081
Raven Industries, Inc.	17,988	740,026
Standex International Corp.	6,292	395,641

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	39

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Manufacturing Operations (concluded)
Trimas Corp. (a)	22,208	$885,877

		4,284,114
Diversified Materials & Processing — 0.6%
Belden, Inc.	21,751	1,532,358
Cabot Microelectronics Corp. (a)	11,524	526,647
CLARCOR, Inc.	24,534	1,578,763
Encore Wire Corp.	10,213	553,545
Harbinger Group, Inc. (a)	16,470	195,170
Insteel Industries, Inc.	8,962	203,706
Koppers Holdings, Inc.	10,259	469,349
NL Industries, Inc.	3,378	37,766
Tredegar Corp.	12,167	350,531
Uranium Energy Corp. (a)(b)	41,466	82,932

		5,530,767
Diversified Media — 0.0%
EW Scripps Co. (a)	15,505	336,769
Hemisphere Media Group, Inc. (a)	4,143	49,177

		385,946
Diversified Retail — 0.4%
The Bon-Ton Stores, Inc.	6,580	107,122
Fred’s, Inc., Class A	18,204	337,138
Gordmans Stores, Inc.	4,263	32,697
HSN, Inc.	16,728	1,042,155
Overstock.com, Inc. (a)	5,597	172,332
Pricesmart, Inc.	9,328	1,077,757
Tuesday Morning Corp. (a)	21,218	338,639
Valuevision Media, Inc., Class A (a)	19,037	133,069
Winmark Corp.	1,076	99,659

		3,340,568
Drug & Grocery Store Chains — 0.8%
Arden Group, Inc., Class A	562	71,099
Casey’s General Stores, Inc.	18,933	1,330,043
Harris Teeter Supermarkets, Inc.	24,441	1,206,163
Ingles Markets, Inc., Class A	5,946	161,137
The Pantry, Inc. (a)	11,755	197,249
PetMed Express, Inc.	10,169	169,110
Rite Aid Corp. (a)	360,867	1,825,987
Spartan Stores, Inc.	18,161	440,949
Supervalu, Inc. (a)	100,449	732,273
Susser Holdings Corp. (a)	8,927	584,629
Village Super Market, Inc., Class A	3,048	94,519
Weis Markets, Inc.	5,469	287,451

		7,100,609
Education Services — 0.5%
American Public Education, Inc. (a)	8,746	380,189
Bridgepoint Education, Inc. (a)	8,481	150,198
Bright Horizons Family Solutions, Inc. (a)	5,924	217,648
Capella Education Co.	5,482	364,224
Career Education Corp. (a)(b)	27,741	158,124
Chegg, Inc. (a)	7,301	62,131
Corinthian Colleges, Inc. (a)	38,574	68,662
Education Management Corp. (a)	11,775	118,810
Franklin Covey Co. (a)	4,431	88,088
Grand Canyon Education, Inc. (a)	22,462	979,343
HealthStream, Inc. (a)	9,978	326,979
Houghton Mifflin Harcourt Co. (a)	10,547	178,877
ITT Educational Services, Inc. (a)	11,583	388,957
K12, Inc. (a)	13,495	293,516
Lincoln Educational Services Corp.	11,733	58,430
Rosetta Stone, Inc. (a)	5,608	68,530
Strayer Education, Inc. (a)	5,453	187,965
Universal Technical Institute, Inc.	10,727	149,213

		4,239,884
Common Stocks	Shares	Value
Electronic Components — 0.7%
Acacia Research Corp.	24,422	$355,096
Checkpoint Systems, Inc. (a)	20,374	321,298
InvenSense, Inc. (a)(b)	28,136	584,666
Kemet Corp. (a)	21,792	122,907
Methode Electronics, Inc.	18,345	627,215
Multi-Fineline Electronix, Inc. (a)	4,174	57,977
Neonode, Inc. (a)	13,197	83,405
NVE Corp. (a)	2,346	136,725
Park Electrochemical Corp.	10,347	297,166
Rogers Corp. (a)	8,446	519,429
Sanmina Corp. (a)	40,988	684,500
ScanSource, Inc. (a)	13,819	586,340
Sparton Corp. (a)	4,947	138,269
Speed Commerce, Inc. (a)	21,633	101,026
TTM Technologies, Inc. (a)	26,311	225,748
Universal Display Corp. (a)	19,910	684,108
Viasystems Group, Inc. (a)	1,775	24,282

		5,550,157
Electronic Entertainment — 0.1%
DTS, Inc. (a)	9,073	217,570
Glu Mobile, Inc. (a)	31,189	121,325
Take-Two Interactive Software, Inc. (a)	40,099	696,520

		1,035,415
Electronics — 0.4%
Agilysys, Inc. (a)	6,818	94,907
American Science & Engineering, Inc.	4,062	292,099
Coherent, Inc. (a)	12,030	894,912
Control4 Corp. (a)(b)	2,252	39,860
Daktronics, Inc.	18,219	285,674
II-VI, Inc. (a)	25,304	445,350
iRobot Corp. (a)(b)	13,994	486,571
Newport Corp. (a)	19,394	350,450
Richardson Electronics Ltd.	5,364	60,935
Rofin-Sinar Technologies, Inc. (a)	14,015	378,685

		3,329,443
Energy Equipment — 0.4%
C&J Energy Services, Inc. (a)	22,313	515,430
Capstone Turbine Corp. (a)	152,004	196,085
Dynegy, Inc. (a)	49,454	1,064,250
Enphase Energy, Inc. (a)(b)	7,781	49,332
FuelCell Energy, Inc. (a)(b)	77,218	108,878
Matador Resources Co. (a)	28,775	536,366
PowerSecure International, Inc. (a)	10,755	184,663
Silver Spring Networks, Inc. (a)	2,854	59,934
SunPower Corp. (a)	20,385	607,677
Uni-Pixel, Inc. (a)(b)	4,912	49,169

		3,371,784
Energy Equipment & Services — 0.1%
Geospace Technologies Corp. (a)	6,393	606,248
Pioneer Energy Services Corp. (a)	30,930	247,749

		853,997
Engineering & Contracting Services — 0.5%
Argan, Inc.	6,981	192,396
Dycom Industries, Inc. (a)	16,385	455,339
Engility Holdings, Inc. (a)	8,522	284,635
Exponent, Inc.	6,531	505,761
Furmanite Corp. (a)	18,637	197,925
Layne Christensen Co. (a)	9,979	170,441
MasTec, Inc. (a)	29,381	961,346
Mistras Group, Inc. (a)	7,989	166,810
MYR Group, Inc. (a)	10,426	261,484
Power Solutions International, Inc. (a)	1,050	78,855
Tetra Tech, Inc. (a)	32,117	898,634

See Notes to Financial Statements.

40	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Engineering & Contracting Services (concluded)
VSE Corp.	1,988	$95,444

		4,269,070
Entertainment — 0.3%
Ascent Capital Group, Inc., Class A (a)	6,999	598,834
Carmike Cinemas, Inc. (a)	11,425	318,072
Live Nation Entertainment, Inc. (a)	69,583	1,374,960
Reading International, Inc., Class A (a)	8,224	61,598
Rentrak Corp. (a)(b)	5,195	196,839
Trans World Entertainment Corp. (a)	4,758	21,030
World Wrestling Entertainment, Inc.	14,321	237,442

		2,808,775
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	27,105	774,932
The Brink’s Co.	23,782	811,917
G&K Services, Inc., Class A	9,698	603,506
Healthcare Services Group, Inc.	33,898	961,686
Mac-Gray Corp.	6,146	130,480
SP Plus Corp. (a)(b)	7,689	200,222
Swisher Hygiene, Inc. (a)	53,444	27,476
UniFirst Corp.	7,245	775,215

		4,285,434
Fertilizers — 0.1%
Intrepid Potash, Inc. (a)	27,139	429,882
Rentech, Inc. (a)	68,542	119,948

		549,830
Financial Data & Systems — 0.8%
Advent Software, Inc.	16,139	564,704
Cardtronics, Inc. (a)	22,153	962,548
Cass Information Systems, Inc.	5,098	343,350
Consumer Portfolio Services, Inc. (a)	8,783	82,472
Euronet Worldwide, Inc. (a)	24,643	1,179,167
EVERTEC, Inc.	14,651	361,294
Fair Isaac Corp.	17,734	1,114,405
Global Cash Access Holdings, Inc. (a)	32,864	328,311
Green Dot Corp., Class A (a)	12,817	322,347
Heartland Payment Systems, Inc.	17,982	896,223
Higher One Holdings, Inc. (a)	15,772	153,935
Xoom Corp. (a)	3,978	108,878

		6,417,634
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)	7,889	142,949
Natural Grocers by Vitamin Cottage, Inc. (a)	4,419	187,586

		330,535
Foods — 1.3%
Annie’s, Inc. (a)	6,799	292,629
B&G Foods, Inc.	26,174	887,560
Boulder Brands, Inc. (a)	29,489	467,696
The Chefs’ Warehouse, Inc. (a)	8,220	239,695
Chiquita Brands International, Inc. (a)	23,134	270,668
Diamond Foods, Inc. (a)	11,055	285,661
The Hain Celestial Group, Inc. (a)	18,977	1,722,732
Inventure Foods, Inc. (a)	6,754	89,558
J&J Snack Foods Corp.	7,398	655,389
John B Sanfilippo & Son, Inc.	3,893	96,079
Lancaster Colony Corp.	9,152	806,749
Lifeway Foods, Inc.	2,232	35,667
Medifast, Inc. (a)	6,915	180,689
Nature’s Sunshine Products, Inc.	5,268	91,242
Nutraceutical International Corp. (a)	4,114	110,173
Omega Protein Corp. (a)	9,684	119,016
Post Holdings, Inc. (a)(b)	16,170	796,696
Roundy’s, Inc.	12,789	126,100
Common Stocks	Shares	Value
Foods (concluded)
Seneca Foods Corp., Class A (a)	3,920	$125,009
Snyders-Lance, Inc.	23,543	676,155
Synutra International, Inc. (a)	8,533	75,773
Tootsie Roll Industries, Inc.	9,718	316,224
TreeHouse Foods, Inc. (a)	17,903	1,233,875
United Natural Foods, Inc. (a)	24,373	1,837,480

		11,538,515
Forest Products — 0.1%
Boise Cascade Co. (a)	6,155	181,449
Deltic Timber Corp.	5,517	374,825
Universal Forest Products, Inc.	9,834	512,745

		1,069,019
Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	3,586	241,840
Deluxe Corp.	25,143	1,312,213
Ennis, Inc.	13,047	230,932
InnerWorkings, Inc. (a)(b)	22,254	173,359
Multi-Color Corp.	6,065	228,893
Quad/Graphics, Inc.	12,417	338,115
Schawk, Inc.	6,483	96,402

		2,621,754
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	7,852	153,349
Hillenbrand, Inc.	27,183	799,724
Matthews International Corp., Class A	13,644	581,371

		1,534,444
Gas Pipeline — 0.3%
Crosstex Energy, Inc.	23,662	855,618
SemGroup Corp., Class A	20,895	1,362,981

		2,218,599
Glass — 0.1%
Apogee Enterprises, Inc.	14,249	511,682
Gold — 0.1%
Allied Nevada Gold Corp. (a)(b)	52,020	184,671
Coeur Mining, Inc. (a)	50,357	546,373
Gold Resource Corp.	16,268	73,694
Midway Gold Corp. (a)	51,812	41,968

		846,706
Health Care Facilities — 0.7%
Amsurg Corp. (a)	15,795	725,307
Capital Senior Living Corp. (a)(b)	14,180	340,178
Emeritus Corp. (a)	19,985	432,276
The Ensign Group, Inc.	9,593	424,682
Five Star Quality Care, Inc. (a)	20,704	113,665
Hanger, Inc. (a)	17,127	673,776
HealthSouth Corp.	43,178	1,438,691
Kindred Healthcare, Inc.	26,769	528,420
National Healthcare Corp.	5,332	287,448
Select Medical Holdings Corp.	24,390	283,168
Skilled Healthcare Group, Inc., Class A (a)	9,672	46,522
Surgical Care Affiliates, Inc. (a)	5,610	195,453
US Physical Therapy, Inc.	6,009	211,877
USMD Holdings, Inc. (a)	509	10,236

		5,711,699
Health Care Management Services — 0.6%
BioScrip, Inc. (a)	29,048	214,955
Centene Corp. (a)	26,894	1,585,401
Computer Programs & Systems, Inc.	5,514	340,821
Magellan Health Services, Inc. (a)	13,356	800,158
Molina Healthcare, Inc. (a)	14,019	487,160
Triple-S Management Corp. (a)	11,723	227,895

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	41

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Management Services (concluded)
Universal American Corp.	18,922	$138,131
WellCare Health Plans, Inc. (a)	21,474	1,512,199

		5,306,720
Health Care Services — 2.0%
Acadia Healthcare Co., Inc. (a)	17,487	827,660
Accelerate Diagnostics, Inc. (a)(b)	5,392	65,782
Accretive Health, Inc. (a)	29,253	267,957
Addus HomeCare Corp. (a)	2,640	59,268
Air Methods Corp. (a)	19,213	1,120,694
Alliance HealthCare Services, Inc. (a)	2,415	59,747
Almost Family, Inc. (a)	4,018	129,902
Amedisys, Inc. (a)	15,649	228,945
AMN Healthcare Services, Inc. (a)	22,884	336,395
athenahealth, Inc. (a)(b)	18,158	2,442,251
Chemed Corp. (b)	8,729	668,816
Chindex International, Inc. (a)	6,067	105,748
Corvel Corp. (a)	5,660	264,322
Cross Country Healthcare, Inc. (a)	13,166	131,397
ExamWorks Group, Inc. (a)	14,979	447,423
Gentiva Health Services, Inc. (a)	15,589	193,459
Globus Medical, Inc., Class A (a)	27,022	545,304
Healthways, Inc. (a)	16,967	260,443
HMS Holdings Corp. (a)(b)	43,388	986,209
IPC The Hospitalist Co., Inc. (a)	8,287	492,165
LHC Group, Inc. (a)	5,846	140,538
Medidata Solutions, Inc. (a)(b)	26,280	1,591,780
MiMedx Group, Inc. (a)	44,943	392,802
MWI Veterinary Supply, Inc. (a)	6,323	1,078,641
NeoGenomics, Inc. (a)	16,029	58,025
Omnicell, Inc. (a)	17,016	434,418
OvaScience, Inc. (a)	4,281	39,128
PharMerica Corp. (a)	14,719	316,459
Quality Systems, Inc.	19,794	416,862
Ryman Hospitality Properties	21,967	917,781
Team Health Holdings, Inc. (a)	33,949	1,546,377
TearLab Corp. (a)(b)	14,093	131,629
Tetraphase Pharmaceuticals, Inc. (a)	6,804	91,990
WebMD Health Corp. (a)	14,062	555,449

		17,345,766
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	30,155	597,974
The Providence Service Corp. (a)	5,118	131,635

		729,609
Home Building — 0.7%
Beazer Homes USA, Inc. (a)	12,494	305,104
Hovnanian Enterprises, Inc., Class A (a)(b)	56,057	371,097
KB Home	41,422	757,194
LGI Homes, Inc. (a)	4,403	78,329
M/I Homes, Inc. (a)	12,050	306,673
MDC Holdings, Inc. (a)	19,438	626,681
Meritage Homes Corp. (a)	17,908	859,405
The Ryland Group, Inc.	22,843	991,615
Standard Pacific Corp. (a)(b)	73,436	664,596
Tile Shop Holdings, Inc. (a)(b)	9,272	167,545
TRI Pointe Homes, Inc. (a)	7,486	149,196
UCP, Inc., Class A (a)	3,824	55,983
WCI Communities, Inc. (a)	3,372	64,371
William Lyon Homes, Class A (a)	6,941	153,674

		5,551,463
Hotel/Motel — 0.2%
Bloomin’ Brands, Inc. (a)	27,325	656,073
Marcus Corp.	9,690	130,234
Morgans Hotel Group Co. (a)	13,151	106,918
Common Stocks	Shares	Value
Hotel/Motel (concluded)
Orient-Express Hotels Ltd., Class A (a)	47,748	$721,472

		1,614,697
Household Appliances — 0.0%
National Presto Industries, Inc. (a)	2,401	193,281
Household Equipment & Products — 0.2%
Blyth, Inc. (b)	4,563	49,646
Central Garden and Pet Co., Class A (a)	21,025	141,919
CSS Industries, Inc.	4,099	117,559
Helen of Troy Ltd. (a)	15,761	780,327
Libbey, Inc. (a)	10,427	218,967
Sears Hometown and Outlet Stores, Inc. (a)	4,236	108,018

		1,416,436
Household Furnishings — 0.3%
American Woodmark Corp. (a)	4,974	196,622
Bassett Furniture Industries, Inc.	5,225	79,838
Ethan Allen Interiors, Inc.	12,316	374,653
EveryWare Global, Inc. (a)	4,774	39,529
Flexsteel Industries, Inc.	2,312	71,048
Hooker Furniture Corp.	5,206	86,836
Kirkland’s, Inc. (a)	6,969	164,956
La-Z-Boy, Inc.	25,904	803,024
Lifetime Brands, Inc.	4,906	77,171
Norcraft Cos., Inc. (a)	3,604	70,711
Select Comfort Corp. (a)(b)	27,548	580,987

		2,545,375
Insurance: Life — 0.7%
American Equity Investment Life Holding Co.	31,644	834,769
Citizens, Inc. (a)(b)	21,677	189,674
CNO Financial Group, Inc.	109,796	1,942,291
FBL Financial Group, Inc., Class A	4,429	198,375
Health Insurance Innovations, Inc. (a)	2,129	21,524
Independence Holding Co.	3,721	50,196
Kansas City Life Insurance Co.	1,906	90,992
National Western Life Insurance Co., Class A	1,078	240,987
The Phoenix Cos., Inc. (a)	2,909	178,613
Primerica, Inc.	28,140	1,207,487
Symetra Financial Corp.	40,272	763,557
Third Point Reinsurance Ltd. (a)	12,664	234,664

		5,953,129
Insurance: Multi-Line — 0.3%
Crawford & Co., Class B	12,705	117,394
Eastern Insurance Holdings, Inc.	3,105	76,041
eHealth, Inc. (a)(b)	9,137	424,779
Fortegra Financial Corp. (a)	3,075	25,430
Horace Mann Educators Corp.	19,679	620,676
Maiden Holdings Ltd.	24,764	270,671
PICO Holdings, Inc. (a)	11,362	262,576
Platinum Underwriters Holdings Ltd.	14,497	888,376

		2,685,943
Insurance: Property-Casualty — 1.5%
Amerisafe, Inc.	9,131	385,693
Amtrust Financial Services, Inc. (b)	15,360	502,118
Argo Group International Holdings Ltd.	13,502	627,708
Baldwin & Lyons, Inc., Class B	4,537	123,951
Blue Capital Reinsurance Holdings Ltd. (a)	3,021	55,496
Donegal Group, Inc., Class A	3,599	57,224
EMC Insurance Group, Inc.	2,187	66,966
Employers Holdings, Inc.	15,357	486,049
Enstar Group Ltd. (a)(b)	4,700	652,877
Essent Group Ltd. (a)	11,294	271,734
First American Financial Corp.	53,579	1,510,928
Global Indemnity PLC (a)	4,019	101,681
Greenlight Capital Re Ltd. (a)	14,004	472,075

See Notes to Financial Statements.

42	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
Hallmark Financial Services, Inc. (a)	6,764	$60,098
HCI Group, Inc.	4,750	254,125
Hilltop Holdings, Inc. (a)	30,725	710,669
Infinity Property & Casualty Corp.	5,695	408,616
Investors Title Co.	632	51,179
Meadowbrook Insurance Group, Inc.	24,210	168,502
Montpelier Re Holdings Ltd.	21,839	635,515
National Interstate Corp.	3,229	74,267
The Navigators Group, Inc. (a)	5,156	325,653
OneBeacon Insurance Group Ltd.	11,461	181,313
Radian Group, Inc.	85,525	1,207,613
RLI Corp.	10,544	1,026,775
Safety Insurance Group, Inc.	6,457	363,529
Selective Insurance Group, Inc.	27,447	742,716
State Auto Financial Corp.	7,318	155,434
Stewart Information Services Corp.	10,609	342,352
Tower Group International Ltd.	28,732	97,114
United Fire Group, Inc.	10,230	293,192
Universal Insurance Holdings, Inc.	12,619	182,723

		12,595,885
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	9,154	74,422
Internet & Catalog Retail — 0.0%
Vitacost.com, Inc. (a)	10,795	62,503
Internet Software & Services — 0.1%
ChannelAdvisor Corp. (a)	3,093	129,009
E2open, Inc. (a)	7,360	175,978
eGain Corp. (a)	6,313	64,645
Global Eagle Entertainment, Inc. (a)	11,319	168,313
Gogo, Inc. (a)	5,563	138,018

		675,963
Leisure Time — 1.0%
Black Diamond, Inc. (a)	10,980	146,363
Callaway Golf Co.	35,370	298,169
Churchill Downs, Inc.	6,798	609,441
ClubCorp Holdings, Inc.	10,341	183,449
International Speedway Corp., Class A	13,753	488,094
Interval Leisure Group, Inc.	19,488	602,179
Johnson Outdoors, Inc.	2,321	62,551
Life Time Fitness, Inc. (a)	21,296	1,000,912
Marriott Vacations Worldwide Corp. (a)	14,541	767,183
Nautilus, Inc. (a)	15,061	126,964
Orbitz Worldwide, Inc. (a)	11,621	83,439
Pool Corp.	23,032	1,339,081
SFX Entertainment, Inc. (a)	9,718	116,616
Smith & Wesson Holding Corp. (a)(b)	27,602	372,351
Speedway Motorsports, Inc.	5,669	112,530
Sturm Ruger & Co., Inc. (b)	9,580	700,202
Town Sports International Holdings, Inc.	11,975	176,751
Vail Resorts, Inc.	17,782	1,337,740
West Marine, Inc. (a)	8,173	116,302

		8,640,317
Luxury Items — 0.0%
Movado Group, Inc.	8,759	385,484
Machinery: Agricultural — 0.2%
Alamo Group, Inc.	3,527	214,053
Lindsay Corp.	6,376	527,614
Titan International, Inc.	26,499	476,452
Titan Machinery, Inc. (a)(b)	8,651	154,161

		1,372,280
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	10,079	389,352
Douglas Dynamics, Inc.	11,149	187,526
Common Stocks	Shares	Value
Machinery: Construction & Handling (concluded)
NACCO Industries, Inc., Class A	2,386	$148,385

		725,263
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	23,902	520,108
Machinery: Industrial — 1.5%
Actuant Corp., Class A	36,152	1,324,609
Altra Holdings, Inc.	13,359	457,145
Applied Industrial Technologies, Inc.	20,840	1,023,036
Chart Industries, Inc. (a)	14,989	1,433,548
Columbus McKinnon Corp. (a)	9,658	262,118
DXP Enterprises, Inc. (a)	4,680	539,136
EnPro Industries, Inc. (a)	10,327	595,352
The ExOne Co. (a)(b)	3,297	199,337
Flow International Corp. (a)	23,426	94,641
Graham Corp.	4,986	180,942
Hardinge, Inc.	5,649	81,741
Hyster-Yale Materials Handling, Inc.	5,200	484,432
John Bean Technologies Corp.	14,277	418,744
Kadant, Inc.	5,566	225,534
Manitex International, Inc. (a)	6,673	105,967
Middleby Corp. (a)(b)	9,281	2,227,162
MTS Systems Corp.	7,833	558,101
Omega Flex, Inc.	1,265	25,882
Proto Labs, Inc. (a)	8,430	600,047
Tecumseh Products Co., Class A (a)	8,921	80,735
Tennant Co.	9,091	616,461
Twin Disc, Inc.	4,023	104,156
Woodward, Inc.	33,989	1,550,238

		13,189,064
Machinery: Specialty — 0.1%
Albany International Corp., Class A	13,856	497,846
Hurco Cos., Inc.	3,095	77,406
Xerium Technologies, Inc. (a)	5,263	86,787

		662,039
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)(b)	3,472	238,526
Medical & Dental Instruments & Supplies — 2.1%
ABIOMED, Inc. (a)	19,183	512,953
Align Technology, Inc. (a)	36,147	2,065,801
Alphatec Holdings, Inc. (a)	30,132	60,565
AngioDynamics, Inc. (a)	12,218	210,027
Anika Therapeutics, Inc. (a)	5,961	227,472
Antares Pharma, Inc. (a)(b)	55,897	250,419
AtriCure, Inc. (a)	10,399	194,253
Atrion Corp.	771	228,409
Biolase, Inc. (a)	17,107	48,413
Cantel Medical Corp.	16,192	549,071
Cardiovascular Systems, Inc. (a)	12,158	416,898
Cerus Corp. (a)	34,636	223,402
CONMED Corp.	13,729	583,483
CryoLife, Inc.	13,340	147,941
Cutera, Inc. (a)	7,137	72,655
Derma Sciences, Inc. (a)	6,615	71,574
Endologix, Inc. (a)	31,078	542,000
Exactech, Inc. (a)	4,529	107,609
HeartWare International, Inc. (a)	8,089	760,042
ICU Medical, Inc. (a)	6,403	407,935
Insulet Corp. (a)	26,432	980,627
Integra LifeSciences Holdings Corp. (a)(b)	11,326	540,363
Invacare Corp.	15,836	367,554
Landauer, Inc.	4,768	250,845
LDR Holding Corp. (a)	2,783	65,679
Medical Action Industries, Inc. (a)	6,966	59,629
Meridian Bioscience, Inc.	20,581	546,014

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	43

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
Merit Medical Systems, Inc. (a)	21,076	$331,736
Navidea Biopharmaceuticals, Inc. (a)(b)	58,230	120,536
Neogen Corp. (a)	17,743	810,855
NuVasive, Inc. (a)	21,877	707,283
OraSure Technologies, Inc. (a)	27,840	175,114
Orthofix International NV (a)	9,709	221,559
Owens & Minor, Inc.	31,301	1,144,365
Quidel Corp. (a)	13,881	428,784
Staar Surgical Co. (a)	18,179	294,318
STERIS Corp.	29,111	1,398,784
SurModics, Inc. (a)	6,867	167,486
Tornier NV (a)	12,920	242,767
Unilife Corp. (a)(b)	48,407	212,991
Utah Medical Products, Inc.	1,581	90,370
Vascular Solutions, Inc. (a)	8,191	189,622
Volcano Corp. (a)	27,017	590,321

		17,618,524
Medical Equipment — 1.2%
Abaxis, Inc. (a)	10,949	438,179
Accuray, Inc. (a)	36,779	320,345
Affymetrix, Inc. (a)	35,235	301,964
Analogic Corp.	6,049	535,699
ArthroCare Corp. (a)	13,968	562,072
Cyberonics, Inc. (a)	13,663	895,063
Cynosure, Inc., Class A (a)	9,520	253,994
DexCom, Inc. (a)	34,943	1,237,332
Fluidigm Corp. (a)	12,585	482,257
Greatbatch, Inc. (a)	11,824	523,094
Haemonetics Corp. (a)	25,235	1,063,151
Luminex Corp. (a)	18,504	358,978
Masimo Corp. (a)	24,137	705,524
Merge Healthcare, Inc. (a)	31,669	73,472
Natus Medical, Inc. (a)	15,054	338,715
NxStage Medical, Inc. (a)	29,637	296,370
Oxford Immunotec Global PLC (a)	2,958	57,326
Solta Medical, Inc. (a)	34,592	102,046
Spectranetics Corp. (a)	19,986	499,650
Tandem Diabetes Care, Inc. (a)	4,462	114,986
Thoratec Corp. (a)	28,351	1,037,647
Zeltiq Aesthetics, Inc. (a)	8,853	167,410

		10,365,274
Medical Services — 0.2%
Bio-Reference Laboratories, Inc. (a)(b)	12,116	309,443
PAREXEL International Corp. (a)	28,109	1,269,964

		1,579,407
Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	4,092	79,589
Compx International, Inc.	465	6,547
Dynamic Materials Corp.	6,620	143,919
Global Brass & Copper Holdings, Inc.	3,885	64,297
Haynes International, Inc.	6,110	337,516
LB Foster Co., Class A	5,059	239,240
Mueller Industries, Inc.	13,879	874,516
Mueller Water Products, Inc., Series A	78,181	732,556
NN, Inc.	8,546	172,544
Northwest Pipe Co. (a)	4,687	176,981
RBC Bearings, Inc. (a)	11,355	803,366
Rexnord Corp. (a)	15,001	405,177
RTI International Metals, Inc. (a)	15,491	529,947
Worthington Industries, Inc.	26,119	1,099,088

		5,665,283
Metals & Minerals: Diversified — 0.8%
Alpha Natural Resources, Inc. (a)(b)	109,375	780,938
AMCOL International Corp.	13,811	469,298
Common Stocks	Shares	Value
Metals & Minerals: Diversified (concluded)
Commercial Metals Co.	57,780	$1,174,667
General Moly, Inc. (a)	28,738	38,509
Globe Specialty Metals, Inc.	31,947	575,365
Hecla Mining Co.	165,314	509,167
Materion Corp.	10,176	313,930
Minerals Technologies, Inc.	17,208	1,033,685
Molycorp, Inc. (a)(b)	73,902	415,329
Oil-Dri Corp. of America	2,320	87,789
Paramount Gold and Silver Corp. (a)(b)	66,768	62,214
SunCoke Energy, Inc. (a)	34,612	789,500
United States Lime & Minerals, Inc. (a)	913	55,848
Ur-Energy, Inc. (a)	58,932	81,326
US Silica Holdings, Inc.	10,622	362,316

		6,749,881
Miscellaneous Consumer Staples — 0.1%
Spectrum Brands Holdings, Inc.	10,622	749,382
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	56,323	378,491
Electronics for Imaging, Inc. (a)	22,962	889,318
Herman Miller, Inc.	28,990	855,785
HNI Corp.	22,497	873,558
Kimball International, Inc., Class B	16,153	242,780
Knoll, Inc.	23,863	436,932
Steelcase, Inc., Class A	41,716	661,616
United Stationers, Inc.	20,050	920,094

		5,258,574
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)(b)	79,088	516,445
Vantage Drilling Co. (a)(b)	100,262	184,482

		700,927
Oil Well Equipment & Services — 1.1%
Basic Energy Services, Inc. (a)	14,885	234,885
Bolt Technology Corp.	4,124	90,769
Cal Dive International, Inc. (a)(b)	47,051	94,573
Dawson Geophysical Co. (a)	3,893	131,661
Exterran Holdings, Inc. (a)	28,477	973,913
Flotek Industries, Inc. (a)	23,630	474,254
Forum Energy Technologies, Inc. (a)	19,453	549,742
Global Geophysical Services, Inc. (a)	11,304	18,199
Gulf Island Fabrication, Inc.	7,000	162,540
Helix Energy Solutions Group, Inc. (a)	52,399	1,214,609
Hornbeck Offshore Services, Inc. (a)	17,700	871,371
ION Geophysical Corp. (a)	66,452	219,292
Key Energy Services, Inc. (a)	75,439	595,968
Matrix Service Co. (a)	12,935	316,520
Mitcham Industries, Inc. (a)	6,228	110,298
Natural Gas Services Group, Inc. (a)	6,144	169,390
Newpark Resources, Inc. (a)	42,608	523,652
Nuverra Environmental Solutions, Inc. (a)(b)	6,972	117,053
Parker Drilling Co. (a)	58,908	478,922
RigNet, Inc. (a)	5,849	280,343
SEACOR Holdings, Inc. (a)	9,929	905,525
Tesco Corp. (a)	14,952	295,751
TETRA Technologies, Inc. (a)	38,695	478,270
TGC Industries, Inc. (a)	7,698	56,195
Willbros Group, Inc. (a)	19,932	187,759

		9,551,454
Oil, Gas & Consumable Fuels — 0.3%
CARBO Ceramics, Inc.	9,787	1,140,479
Emerald Oil, Inc. (a)	28,172	215,797
EPL Oil & Gas, Inc. (a)	14,818	422,313
Equal Energy Ltd.	17,158	91,624
EXCO Resources, Inc. (a)(b)	65,329	10,453

See Notes to Financial Statements.

44	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
EXCO Resources, Inc. (b)	84,324	$447,760

		2,328,426
Oil: Crude Producers — 1.9%
Abraxas Petroleum Corp. (a)	39,854	130,721
Apco Oil and Gas International, Inc. (a)	4,389	68,425
Approach Resources, Inc. (a)	17,308	333,871
Athlon Energy, Inc. (a)	9,009	272,522
Bill Barrett Corp. (a)	24,127	646,121
Bonanza Creek Energy, Inc. (a)	14,561	632,967
BPZ Resources, Inc. (a)	57,134	103,984
Callon Petroleum Co. (a)	19,355	126,388
Carrizo Oil & Gas, Inc. (a)	22,470	1,005,982
Clayton Williams Energy, Inc. (a)	2,922	239,458
Comstock Resources, Inc.	23,976	438,521
Contango Oil & Gas Co. (a)	7,343	347,030
Diamondback Energy, Inc. (a)	9,647	509,940
Endeavour International Corp. (a)	22,946	120,466
Energy XXI Bermuda Ltd.	39,288	1,063,133
Evolution Petroleum Corp.	8,144	100,497
Forest Oil Corp. (a)	59,488	214,752
FX Energy, Inc. (a)	25,819	94,498
Gastar Exploration Ltd. (a)	27,702	191,698
Goodrich Petroleum Corp. (a)	15,555	264,746
Halcon Resources Corp. (a)(b)	114,815	443,186
Isramco, Inc. (a)	441	56,029
Jones Energy, Inc., Class A (a)	5,375	77,830
Kodiak Oil & Gas Corp. (a)	131,241	1,471,212
Magnum Hunter Resources Corp. (a)	85,066	621,832
Midstates Petroleum Co., Inc. (a)(b)	16,182	107,125
Northern Oil and Gas, Inc. (a)	31,570	475,760
Panhandle Oil and Gas, Inc.	3,343	111,690
PDC Energy, Inc. (a)	17,617	937,577
Penn Virginia Corp. (a)	27,423	258,599
PetroQuest Energy, Inc. (a)(b)	27,744	119,854
Quicksilver Resources, Inc. (a)(b)	62,357	191,436
Resolute Energy Corp. (a)(b)	33,609	303,489
Rex Energy Corp. (a)	22,396	441,425
Rosetta Resources, Inc. (a)	30,211	1,451,336
Sanchez Energy Corp. (a)	18,870	462,504
Stone Energy Corp. (a)	24,731	855,445
Swift Energy Co. (a)(b)	21,565	291,127
Synergy Resources Corp. (a)	25,108	232,500
Triangle Petroleum Corp. (a)	33,696	280,351
Vaalco Energy, Inc. (a)	28,910	199,190
W&T Offshore, Inc.	17,319	277,104
Warren Resources, Inc. (a)	35,323	110,914
ZaZa Energy Corp. (a)	17,618	16,836

		16,700,071
Oil: Integrated — 0.2%
Targa Resources Corp.	16,250	1,432,763
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,039	71,172
Alon USA Energy, Inc.	11,783	194,891
Arabian American Development Co. (a)	9,774	122,664
Clean Energy Fuels Corp. (a)(b)	34,115	439,401
Delek US Holdings, Inc.	18,456	635,071
Miller Energy Resources, Inc. (a)	14,831	104,410
Renewable Energy Group, Inc. (a)	10,494	120,261
Western Refining, Inc.	26,908	1,141,168

		2,829,038
Paints & Coatings — 0.2%
Chase Corp.	3,104	109,571
Ferro Corp. (a)	35,824	459,622
Common Stocks	Shares	Value
Paints & Coatings (concluded)
HB Fuller Co.	24,846	1,292,986

		1,862,179
Paper — 0.5%
Clearwater Paper Corp. (a)	10,401	546,053
KapStone Paper and Packaging Corp. (a)	20,166	1,126,473
Neenah Paper, Inc.	7,907	338,182
PH Glatfelter Co.	21,217	586,438
Resolute Forest Products (a)	34,567	553,763
Schweitzer-Mauduit International, Inc.	15,518	798,711
Wausau Paper Corp.	24,482	310,432

		4,260,052
Personal Care — 0.1%
The Female Health Co.	10,474	89,029
Orchids Paper Products Co.	2,900	95,236
PhotoMedex, Inc. (a)(b)	6,351	82,245
USANA Health Sciences, Inc. (a)	2,984	225,531
WD-40 Co.	7,646	571,003

		1,063,044
Pharmaceuticals — 1.9%
ACADIA Pharmaceuticals, Inc. (a)	34,666	866,303
AcelRx Pharmaceuticals, Inc. (a)(b)	11,334	128,188
Achillion Pharmaceuticals, Inc. (a)	48,523	161,096
Aerie Pharmaceuticals, Inc. (a)	3,739	67,152
Agios Pharmaceuticals, Inc. (a)	3,309	79,251
Akorn, Inc. (a)	28,774	708,704
American Pacific Corp. (a)	2,860	106,564
Ampio Pharmaceuticals, Inc. (a)(b)	15,079	107,513
Anacor Pharmaceuticals, Inc. (a)	12,596	211,361
Aratana Therapeutics, Inc. (a)	3,219	61,483
Auxilium Pharmaceuticals, Inc. (a)	24,476	507,632
AVANIR Pharmaceuticals, Inc. (a)	72,066	242,142
Cadence Pharmaceuticals, Inc. (a)	30,629	277,192
Cambrex Corp. (a)	14,874	265,203
Cempra, Inc. (a)	9,568	118,548
Chimerix, Inc. (a)	4,110	62,102
Conatus Pharmaceuticals, Inc. (a)	2,902	18,718
Corcept Therapeutics, Inc. (a)	25,578	82,361
Depomed, Inc. (a)	28,051	296,780
Enanta Pharmaceuticals, Inc. (a)	1,791	48,858
Endocyte, Inc. (a)	15,279	163,333
Esperion Therapeutics, Inc. (a)	2,241	30,791
Hi-Tech Pharmacal Co., Inc. (a)	5,511	239,122
Impax Laboratories, Inc. (a)	33,900	852,246
Infinity Pharmaceuticals, Inc. (a)	23,796	328,623
Ironwood Pharmaceuticals, Inc. (a)(b)	46,161	535,929
Isis Pharmaceuticals, Inc. (a)(b)	55,517	2,211,797
Lannett Co., Inc. (a)	9,252	306,241
Lifevantage Corp. (a)	49,992	82,487
The Medicines Co. (a)	31,273	1,207,763
MEI Pharma, Inc. (a)	5,876	47,067
Pacira Pharmaceuticals, Inc. (a)	13,631	783,646
Pernix Therapeutics Holdings (a)	8,814	22,211
Portola Pharmaceuticals, Inc. (a)	5,510	141,883
Pozen, Inc. (a)	13,140	105,646
Prestige Brands Holdings, Inc. (a)	25,280	905,024
Questcor Pharmaceuticals, Inc.	25,653	1,396,806
Receptos, Inc. (a)	2,795	81,027
Relypsa, Inc. (a)	2,957	73,925
Sagent Pharmaceuticals, Inc. (a)	9,331	236,821
Santarus, Inc. (a)	26,913	860,139
Sciclone Pharmaceuticals, Inc. (a)	27,173	136,952
SIGA Technologies, Inc. (a)(b)	17,939	58,661
Spectrum Pharmaceuticals, Inc. (a)	31,474	278,545
Supernus Pharmaceuticals, Inc. (a)(b)	7,909	59,634
T.G. Therapeutics, Inc. (a)	7,510	29,289

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	45

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
TherapeuticsMD, Inc. (a)	42,900	$223,509
Vical, Inc. (a)	37,258	43,964
Vivus, Inc. (a)(b)	49,925	453,319
XenoPort, Inc. (a)	21,075	121,181
Zogenix, Inc. (a)	49,418	169,998

		16,604,730
Plastics — 0.1%
A. Schulman, Inc.	14,570	513,738
Ply Gem Holdings, Inc. (a)	7,999	144,222

		657,960
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	19,434	444,261
Generac Holdings, Inc.	25,462	1,442,168
Global Power Equipment Group, Inc.	8,472	165,797
Maxwell Technologies, Inc. (a)	14,163	110,047
Powell Industries, Inc.	4,539	304,068
Vicor Corp. (a)	8,532	114,499

		2,580,840
Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	24,956	404,537
Stillwater Mining Co. (a)	58,442	721,174

		1,125,711
Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	18,624	108,019
Cenveo, Inc. (a)	26,099	89,781
VistaPrint NV (a)	16,125	916,706

		1,114,506
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	24,396	353,010
Park-Ohio Holdings Corp. (a)	4,308	225,739

		578,749
Production Technology Equipment — 1.0%
ATMI, Inc. (a)	15,790	477,016
Axcelis Technologies, Inc. (a)	52,483	128,058
Brooks Automation, Inc.	33,015	346,327
Cognex Corp. (a)	42,960	1,640,213
Cohu, Inc.	12,407	130,273
Electro Scientific Industries, Inc.	12,002	125,541
Entegris, Inc. (a)	68,951	799,832
FEI Co.	20,620	1,842,603
GSI Group, Inc. (a)	15,118	169,926
LTX-Credence Corp. (a)	23,743	189,707
MKS Instruments, Inc.	26,247	785,835
Nanometrics, Inc. (a)	11,471	218,523
Photronics, Inc. (a)	30,109	271,884
Rudolph Technologies, Inc. (a)	16,270	191,010
Tessera Technologies, Inc.	26,198	516,363
Ultra Clean Holdings, Inc. (a)	11,566	116,007
Ultratech, Inc. (a)	13,760	399,040
Veeco Instruments, Inc. (a)	19,386	637,993

		8,986,151
Publishing — 0.4%
AH Belo Corp.	9,103	67,999
Courier Corp.	5,551	100,418
Daily Journal Corp. (a)	428	79,176
Dex Media, Inc. (a)(b)	8,408	57,006
Journal Communications, Inc., Class A (a)	21,967	204,513
Martha Stewart Living Omnimedia, Class A (a)	11,716	49,207
The McClatchy Co., Class A (a)	29,524	100,382
Media General, Inc., Class A (a)(b)	9,740	220,124
Meredith Corp.	17,663	914,943
Common Stocks	Shares	Value
Publishing (concluded)
The New York Times Co., Class A	63,755	1,011,792
Scholastic Corp.	13,122	446,279

		3,251,839
Radio & TV Broadcasters — 0.4%
Beasley Broadcasting Group, Inc., Class A	2,018	17,617
Central European Media Enterprises Ltd. (a)	38,685	148,550
Crown Media Holdings, Inc., Class A (a)	17,005	60,028
Cumulus Media, Inc., Class A (a)	42,854	331,261
Entercom Communications Corp., Class A (a)	11,651	122,452
Entravision Communications Corp., Class A	27,631	168,273
Gray Television, Inc. (a)	24,916	370,750
Nexstar Broadcasting Group, Inc., Class A	14,518	809,088
Saga Communications, Inc., Class A	2,354	118,406
Salem Communications Corp., Class A	5,038	43,831
Sinclair Broadcast Group, Inc., Class A	33,849	1,209,425

		3,399,681
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	4,747	217,176
FreightCar America, Inc.	6,081	161,876
Greenbrier Cos., Inc. (a)(b)	12,124	398,152

		777,204
Real Estate — 0.2%
AV Homes, Inc. (a)	4,569	83,019
Consolidated-Tomoka Land Co.	2,836	102,918
Forestar Group, Inc. (a)	17,185	365,525
Griffin Land & Nurseries, Inc.	1,248	41,658
HFF, Inc., Class A (a)	16,396	440,233
Kennedy-Wilson Holdings, Inc.	28,070	624,558
Tejon Ranch Co. (a)	6,845	251,622

		1,909,533
Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	27,437	681,261
AG Mortgage Investment Trust, Inc.	14,422	225,560
Agree Realty Corp.	7,570	219,681
Alexander & Baldwin, Inc.	21,312	889,350
Alexander’s, Inc.	1,054	347,820
Altisource Residential Corp.	20,964	631,226
American Assets Trust, Inc.	15,430	484,965
American Capital Mortgage Investment Corp.	26,585	464,174
American Realty Capital Properties, Inc.	76,586	984,896
American Residential Properties, Inc. (a)	6,993	120,000
AmREIT, Inc., Class B	10,095	169,596
Anworth Mortgage Asset Corp.	73,405	309,035
Apollo Commercial Real Estate Finance, Inc.	18,954	308,003
Ares Commercial Real Estate Corp.	10,932	143,209
Armada Hoffler Properties, Inc.	9,299	86,295
ARMOUR Residential REIT, Inc.	186,915	749,529
Ashford Hospitality Prime, Inc.	5,980	108,836
Ashford Hospitality Trust, Inc.	30,835	255,314
Associated Estates Realty Corp.	28,778	461,887
Aviv REIT, Inc.	5,843	138,479
Campus Crest Communities, Inc.	32,391	304,799
Capstead Mortgage Corp.	44,425	536,654
Cedar Realty Trust, Inc.	36,416	227,964
Chambers Street Properties	117,399	898,102
Chatham Lodging Trust	13,205	270,042
Chesapeake Lodging Trust	24,223	612,600
Colony Financial, Inc.	38,240	775,890
Coresite Realty Corp.	10,253	330,044
Cousins Properties, Inc.	83,421	859,236
CubeSmart	66,043	1,052,725
CyrusOne, Inc.	9,307	207,825
CYS Investments, Inc.	87,281	646,752
DCT Industrial Trust, Inc.	144,200	1,028,146

See Notes to Financial Statements.

46	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
DiamondRock Hospitality Co.	96,846	$1,118,571
DuPont Fabros Technology, Inc.	30,885	763,168
Dynex Capital, Inc.	27,992	223,936
EastGroup Properties, Inc.	15,046	871,615
Education Realty Trust, Inc.	56,356	497,060
Ellington Residential Mortgage REIT	3,161	48,616
Empire State Realty Trust, Inc., Class A	40,889	625,602
EPR Properties	25,623	1,259,627
Equity One, Inc.	30,009	673,402
Excel Trust, Inc.	24,272	276,458
FelCor Lodging Trust, Inc. (a)	61,577	502,468
First Industrial Realty Trust, Inc.	53,309	930,242
First Potomac Realty Trust	29,034	337,665
Franklin Street Properties Corp.	45,132	539,327
The Geo Group, Inc.	32,441	1,045,249
Getty Realty Corp.	12,943	237,763
Gladstone Commercial Corp.	8,334	149,762
Glimcher Realty Trust	71,420	668,491
Government Properties Income Trust	24,755	615,162
Gramercy Property Trust, Inc. (a)	29,839	171,574
Healthcare Realty Trust, Inc.	47,873	1,020,174
Hersha Hospitality Trust (b)	101,050	562,849
Highwoods Properties, Inc.	44,532	1,610,722
Hudson Pacific Properties, Inc.	21,666	473,835
Inland Real Estate Corp.	42,713	449,341
Invesco Mortgage Capital, Inc.	67,547	991,590
Investors Real Estate Trust	50,543	433,659
iStar Financial, Inc. (a)	42,193	602,094
JAVELIN Mortgage Investment Corp.	7,395	103,012
Kite Realty Group Trust	64,578	424,278
KYTHERA Biopharmaceuticals, Inc. (a)	5,859	218,248
LaSalle Hotel Properties (b)	51,385	1,585,741
Lexington Realty Trust	76,664	782,739
LTC Properties, Inc.	17,348	613,946
Medical Properties Trust, Inc.	80,224	980,337
Monmouth Real Estate Investment Corp., Class A	23,247	211,315
National Health Investors, Inc.	14,532	815,245
New Residential Investment Corp.	125,473	838,160
New York Mortgage Trust, Inc.	32,220	225,218
NorthStar Realty Finance Corp.	143,488	1,929,914
One Liberty Properties, Inc.	6,105	122,894
Parkway Properties, Inc.	27,536	531,164
Pebblebrook Hotel Trust	30,469	937,226
Pennsylvania Real Estate Investment Trust	33,873	642,910
PennyMac Mortgage Investment Trust (c)	28,588	656,381
Physicians Realty Trust	10,315	131,413
Potlatch Corp.	20,120	839,809
PS Business Parks, Inc.	9,600	733,632
QTS Realty Trust, Inc., Class A	7,100	175,938
RAIT Financial Trust	34,578	310,165
Ramco-Gershenson Properties Trust	33,249	523,339
Redwood Trust, Inc.	40,821	790,703
Resource Capital Corp.	63,665	377,533
Retail Opportunity Investments Corp.	35,763	526,431
Rexford Industrial Realty, Inc.	8,276	109,243
RLJ Lodging Trust	61,127	1,486,609
Rouse Properties, Inc.	11,235	249,305
Sabra Health Care REIT, Inc.	18,635	487,119
Saul Centers, Inc.	3,996	190,729
Select Income REIT	11,116	297,242
Silver Bay Realty Trust Corp.	7,780	124,402
Sovran Self Storage, Inc.	15,577	1,015,153
STAG Industrial, Inc.	20,955	427,272
Strategic Hotels & Resorts, Inc. (a)	89,789	848,506
Summit Hotel Properties, Inc.	40,422	363,798
Sun Communities, Inc.	17,887	762,702
Sunstone Hotel Investors, Inc.	90,570	1,213,638
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Terreno Realty Corp.	12,627	223,498
UMH Properties, Inc.	8,491	79,985
Universal Health Realty Income Trust	5,453	218,447
Urstadt Biddle Properties, Inc., Class A	11,450	211,253
Walter Investment Management Corp. (a)	18,254	645,461
Washington Real Estate Investment Trust	33,241	776,510
Western Asset Mortgage Capital Corp. (b)	12,616	187,726
Whitestone REIT	11,391	152,298
Winthrop Realty Trust	16,255	179,618
ZAIS Financial Corp.	2,791	44,740

		59,552,862
Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc.	6,534	372,307
Brunswick Corp.	44,717	2,059,665
Drew Industries, Inc.	11,345	580,864
Marine Products Corp.	5,212	52,381
Winnebago Industries, Inc. (a)	13,890	381,280

		3,446,497
Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	26,394	879,976
Restaurants — 1.6%
AFC Enterprises, Inc. (a)	11,810	454,685
Biglari Holdings, Inc. (a)	716	362,754
BJ’s Restaurants, Inc. (a)(b)	12,234	379,988
Bob Evans Farms, Inc.	13,801	698,193
Bravo Brio Restaurant Group, Inc. (a)	9,812	159,641
Buffalo Wild Wings, Inc. (a)	9,264	1,363,661
Carrols Restaurant Group, Inc. (a)	11,423	75,506
CEC Entertainment, Inc.	8,813	390,240
The Cheesecake Factory, Inc.	26,365	1,272,639
Cracker Barrel Old Country Store, Inc.	9,707	1,068,449
Denny’s Corp. (a)	45,469	326,922
Diamond Resorts International, Inc. (a)	9,092	167,838
DineEquity, Inc.	8,196	684,776
Diversified Restaurant Holdings, Inc. (a)	5,300	25,281
Einstein Noah Restaurant Group, Inc.	3,214	46,603
Ellie Mae, Inc. (a)	13,035	350,250
Fiesta Restaurant Group, Inc. (a)	11,080	578,819
Ignite Restaurant Group, Inc. (a)	3,527	44,087
Jack in the Box, Inc. (a)	21,982	1,099,540
Jamba, Inc. (a)	8,090	100,559
Krispy Kreme Doughnuts, Inc. (a)	32,393	624,861
Luby’s, Inc. (a)	9,547	73,703
Nathan’s Famous, Inc. (a)	1,304	65,735
Noodles & Co. (a)	2,996	107,616
Papa John’s International, Inc.	15,834	718,864
Potbelly Corp. (a)	4,198	101,927
Red Robin Gourmet Burgers, Inc. (a)	7,004	515,074
Ruby Tuesday, Inc. (a)	30,360	210,395
Ruth’s Hospitality Group, Inc.	17,802	252,966
Sonic Corp. (a)(b)	27,793	561,141
Texas Roadhouse, Inc.	30,862	857,964

		13,740,677
Scientific Instruments: Control & Filter — 0.6%
Brady Corp., Class A	22,877	707,586
CIRCOR International, Inc.	8,679	701,090
Energy Recovery, Inc. (a)	21,459	119,312
ESCO Technologies, Inc.	13,109	449,114
The Gorman-Rupp Co.	9,331	311,927
Mine Safety Appliances Co.	14,003	717,094
PMFG, Inc. (a)	10,067	91,106
Sun Hydraulics Corp.	10,653	434,962
Thermon Group Holdings, Inc. (a)	13,411	366,523
Watts Water Technologies, Inc., Class A	14,096	872,119

		4,770,833

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	47

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Electrical — 0.7%
American Superconductor Corp. (a)	24,270	$39,803
AZZ, Inc.	12,597	615,489
Coleman Cable, Inc.	4,401	115,394
EnerSys, Inc.	23,761	1,665,409
Franklin Electric Co., Inc.	23,421	1,045,513
GrafTech International Ltd. (a)	57,816	649,274
Houston Wire & Cable Co.	8,656	115,817
Littelfuse, Inc.	10,929	1,015,632
Preformed Line Products Co.	1,248	91,304
Taser International, Inc. (a)	25,341	402,415

		5,756,050
Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	7,123	388,204
FARO Technologies, Inc. (a)	8,468	493,685
Itron, Inc. (a)	19,579	811,158
Measurement Specialties, Inc. (a)	7,631	463,125
Mesa Laboratories, Inc.	1,273	100,032
Vishay Precision Group, Inc. (a)	5,947	88,551
Zygo Corp. (a)	8,036	118,772

		2,463,527
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	8,528	137,898
Darling International, Inc. (a)	78,246	1,633,776
Heritage-Crystal Clean, Inc. (a)	4,246	87,001
Team, Inc. (a)	10,230	433,138
TRC Cos., Inc. (a)	7,864	56,149
US Ecology, Inc.	10,665	396,631

		2,744,593
Securities Brokerage & Services — 0.3%
BGC Partners, Inc., Class A	63,141	382,634
FXCM, Inc.	18,081	322,565
Gain Capital Holdings, Inc.	5,398	40,539
GFI Group, Inc.	33,860	132,393
Gladstone Investment Corp.	12,913	104,079
INTL. FCStone, Inc. (a)	6,732	124,811
Investment Technology Group, Inc. (a)	18,421	378,736
Ladenburg Thalmann Financial Services, Inc. (a)	51,518	161,251
MarketAxess Holdings, Inc.	18,516	1,238,165
SWS Group, Inc. (a)	13,948	84,804

		2,969,977
Semiconductors & Components — 2.2%
Aeroflex Holding Corp. (a)	9,451	61,432
Alpha & Omega Semiconductor Ltd. (a)	8,391	64,695
Amkor Technology, Inc. (a)	34,936	214,158
ANADIGICS, Inc. (a)	39,976	73,556
Applied Micro Circuits Corp. (a)(b)	36,192	484,249
Audience, Inc. (a)	4,700	54,708
Cavium, Inc. (a)	25,413	877,003
Ceva, Inc. (a)	11,073	168,531
Cirrus Logic, Inc. (a)	31,389	641,277
Cypress Semiconductor Corp. (a)	72,882	765,261
Diodes, Inc. (a)	17,776	418,803
DSP Group, Inc. (a)	9,471	91,963
Entropic Communications, Inc. (a)	44,638	210,245
Exar Corp. (a)	18,962	223,562
FormFactor, Inc. (a)(b)	26,985	162,450
GT Advanced Technologies, Inc. (a)	66,385	578,877
Hittite Microwave Corp. (a)	15,587	962,186
Inphi Corp. (a)	13,062	168,500
Integrated Device Technology, Inc. (a)	65,223	664,622
Integrated Silicon Solution, Inc. (a)	14,028	169,599
Intermolecular, Inc. (a)	8,231	40,497
International Rectifier Corp. (a)	34,366	895,922
Intersil Corp., Class A	63,000	722,610
Common Stocks	Shares	Value
Semiconductors & Components (concluded)
IXYS Corp.	11,708	151,853
Kopin Corp. (a)	33,170	139,977
Lattice Semiconductor Corp. (a)	57,282	315,624
M/A-COM Technology Solutions Holdings, Inc. (a)	5,099	86,632
MaxLinear, Inc., Class A (a)	11,746	122,511
Micrel, Inc.	23,167	228,658
Microsemi Corp. (a)	45,927	1,145,879
Monolithic Power Systems, Inc. (a)	18,217	631,401
MoSys, Inc. (a)	22,743	125,541
OmniVision Technologies, Inc. (a)	26,737	459,876
Pericom Semiconductor Corp. (a)	11,001	97,469
PLX Technology, Inc. (a)	22,057	145,135
PMC-Sierra, Inc. (a)	101,019	649,552
Power Integrations, Inc.	14,331	799,956
Rambus, Inc. (a)	55,279	523,492
RF Micro Devices, Inc. (a)	139,176	718,148
Rubicon Technology, Inc. (a)(b)	8,597	85,540
Semtech Corp. (a)(b)	33,305	841,950
Sigma Designs, Inc. (a)	14,774	69,733
Silicon Image, Inc. (a)	38,409	236,215
Spansion, Inc., Class A (a)	23,449	325,707
SunEdison, Inc. (a)	131,723	1,718,985
Supertex, Inc. (a)	4,749	118,962
TriQuint Semiconductor, Inc. (a)	80,791	673,797

		19,127,299
Semiconductors & Semiconductor Equipment — 0.0%
Ambarella, Inc. (a)	9,168	311,070
Shipping — 0.5%
Frontline Ltd. (a)	25,184	94,188
GasLog Ltd.	13,143	224,614
Gulfmark Offshore, Inc., Class A	13,226	623,341
International Shipholding Corp.	2,703	79,739
Knightsbridge Tankers Ltd.	15,387	141,407
Matson, Inc.	21,158	552,435
Nordic American Tankers Ltd.	37,492	363,672
Scorpio Tankers, Inc.	91,283	1,076,227
Ship Finance International Ltd.	27,833	455,905
Teekay Tankers Ltd., Class A	30,357	119,303
Ultrapetrol Bahamas Ltd. (a)	10,218	38,215
UTI Worldwide, Inc.	44,875	788,005

		4,557,051
Software — 0.3%
Comverse, Inc. (a)	11,013	427,304
FleetMatics Group PLC (a)	8,602	372,037
Fusion-io, Inc. (a)	40,554	361,336
Gigamon, Inc. (a)	3,775	106,002
Model N, Inc. (a)	3,970	46,806
Qualys, Inc. (a)	7,415	171,361
Rally Software Development Corp. (a)	3,345	65,060
Trulia, Inc. (a)	13,729	484,222
Vringo, Inc. (a)(b)	32,568	96,401

		2,130,529
Specialty Retail — 3.2%
1-800-Flowers.com, Inc., Class A (a)	12,435	67,273
America’s Car-Mart, Inc. (a)(b)	4,013	169,469
ANN, Inc. (a)	23,347	853,566
Asbury Automotive Group, Inc. (a)	15,420	828,671
Aéropostale, Inc. (a)(b)	38,965	354,192
Barnes & Noble, Inc. (a)	20,026	299,389
bebe Stores, Inc.	16,724	88,972
Big 5 Sporting Goods Corp.	8,428	167,043
Blue Nile, Inc. (a)	6,153	289,745
Body Central Corp. (a)	7,986	31,465
Brown Shoe Co., Inc.	21,422	602,815

See Notes to Financial Statements.

48	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
The Buckle, Inc.	13,830	$726,905
Burlington Stores, Inc. (a)	7,625	244,000
The Cato Corp., Class A	13,681	435,056
The Children’s Place Retail Stores, Inc. (a)	11,440	651,737
Christopher & Banks Corp. (a)	18,172	155,189
Citi Trends, Inc. (a)	7,764	131,988
Conn’s, Inc. (a)	11,092	873,939
The Container Store Group, Inc. (a)	7,124	332,050
Destination Maternity Corp.	6,748	201,630
Destination XL Group, Inc. (a)	21,126	138,798
Express, Inc. (a)	42,226	788,359
The Finish Line, Inc., Class A	24,391	687,094
Five Below, Inc. (a)	16,261	702,475
Francesca’s Holdings Corp. (a)	21,876	402,737
FTD Cos., Inc. (a)	9,189	299,378
Genesco, Inc. (a)	11,879	867,880
Group 1 Automotive, Inc.	10,762	764,317
Haverty Furniture Cos., Inc.	9,777	306,020
hhgregg, Inc. (a)	6,216	86,837
Hibbett Sports, Inc. (a)(b)	12,849	863,581
Jos A. Bank Clothiers, Inc. (a)	13,840	757,463
Lithia Motors, Inc., Class A	10,982	762,370
Lumber Liquidators Holdings, Inc. (a)	13,577	1,396,938
MarineMax, Inc. (a)	11,640	187,171
Mattress Firm Holding Corp. (a)	6,665	286,862
The Men’s Wearhouse, Inc.	23,054	1,177,598
Monro Muffler Brake, Inc.	15,479	872,396
New York & Co., Inc. (a)	13,936	60,900
Office Depot, Inc. (a)	237,459	1,256,158
Pacific Sunwear of California, Inc. (a)	22,503	75,160
Penske Automotive Group, Inc.	20,879	984,654
The Pep Boys-Manny Moe & Jack (a)	26,321	319,537
Pier 1 Imports, Inc.	46,887	1,082,152
RadioShack Corp. (a)(b)	48,417	125,884
Regis Corp.	23,649	343,147
Restoration Hardware Holdings, Inc. (a)	8,727	587,327
RetailMeNot, Inc. (a)	4,747	136,666
Shoe Carnival, Inc.	7,489	217,256
Shutterfly, Inc. (a)	18,778	956,364
Sonic Automotive, Inc., Class A	19,297	472,391
Stage Stores, Inc.	16,257	361,231
Stamps.com, Inc. (a)	6,468	272,303
Stein Mart, Inc.	13,834	186,067
Systemax, Inc. (a)	5,221	58,736
Tilly’s, Inc., Class A (a)	4,755	54,445
Vitamin Shoppe, Inc. (a)	15,025	781,450
The Wet Seal, Inc., Class A (a)	43,082	117,614
Zale Corp. (a)	16,100	253,897
Zumiez, Inc. (a)	10,470	272,220

		27,828,927
Steel — 0.2%
AK Steel Holding Corp. (a)	67,594	554,271
Carbonite, Inc. (a)	5,837	69,052
Handy & Harman Ltd. (a)	2,641	63,938
Olympic Steel, Inc.	4,364	126,469
Schnitzer Steel Industries, Inc., Class A	12,802	418,241
Shiloh Industries, Inc. (a)	2,966	57,837
Universal Stainless & Alloy Products, Inc. (a)	3,347	120,693

		1,410,501
Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	13,627	228,252
Technology: Miscellaneous — 0.3%
Acorn Energy, Inc.	10,767	43,822
Benchmark Electronics, Inc. (a)	26,897	620,783
CTS Corp.	16,598	330,466
Fabrinet (a)	14,035	288,560
Common Stocks	Shares	Value
Technology: Miscellaneous (concluded)
Hutchinson Technology, Inc. (a)	11,080	35,456
Pendrell Corp. (a)	78,535	157,855
Plexus Corp. (a)	16,870	730,302
Vocus, Inc. (a)	9,166	104,401

		2,311,645
Telecommunications Equipment — 0.3%
Applied Optoelectronics, Inc. (a)	2,009	30,155
ARRIS Group, Inc. (a)	57,602	1,403,473
CalAmp Corp. (a)(b)	17,341	485,028
Inteliquent, Inc.	16,217	185,198
Tessco Technologies, Inc.	2,655	107,050
Ubiquiti Networks, Inc. (a)	6,236	286,606
Vocera Communications, Inc. (a)	10,566	164,935

		2,662,445
Textile Products — 0.1%
Culp, Inc.	3,901	79,776
Interface, Inc.	29,365	644,855
Unifi, Inc. (a)	7,420	202,121

		926,752
Textiles Apparel & Shoes — 1.3%
American Apparel, Inc. (a)(b)	28,431	34,970
Columbia Sportswear Co.	6,387	502,976
Crocs, Inc. (a)	43,584	693,857
Fifth & Pacific Cos., Inc. (a)	59,301	1,901,783
G-III Apparel Group Ltd. (a)	8,307	612,974
Iconix Brand Group, Inc. (a)	25,477	1,011,437
The Jones Group, Inc.	39,722	594,241
Oxford Industries, Inc.	6,668	537,908
Perry Ellis International, Inc. (a)	5,983	94,472
Quiksilver, Inc. (a)(b)	65,575	575,093
RG Barry Corp.	4,759	91,849
Skechers U.S.A., Inc., Class A (a)	19,128	633,711
Steven Madden Ltd. (a)	29,727	1,087,711
Tumi Holdings, Inc. (a)	23,737	535,269
Vera Bradley, Inc. (a)	10,763	258,742
Vince Holding Corp. (a)	5,754	176,475
Weyco Group, Inc.	3,116	91,704
Wolverine World Wide, Inc.	49,592	1,684,144

		11,119,316
Tobacco — 0.2%
Alliance One International, Inc. (a)	42,204	128,722
Star Scientific, Inc. (a)(b)	81,103	94,080
Universal Corp.	11,535	629,811
Vector Group Ltd.	31,509	515,802

		1,368,415
Toys — 0.0%
JAKKS Pacific, Inc.	9,464	63,693
LeapFrog Enterprises, Inc. (a)	31,647	251,277

		314,970
Transportation Miscellaneous — 0.3%
Echo Global Logistics, Inc. (a)	8,868	190,485
Hub Group, Inc., Class A (a)(b)	18,293	729,525
Odyssey Marine Exploration, Inc. (a)	40,678	82,170
Pacer International, Inc. (a)	17,067	140,973
Textainer Group Holdings Ltd.	10,598	426,251
Wesco Aircraft Holdings, Inc. (a)(b)	20,349	446,050
XPO Logistics, Inc. (a)(b)	14,549	382,493

		2,397,947
Truckers — 0.6%
Arkansas Best Corp.	12,725	428,578
Celadon Group, Inc.	10,000	194,800
Forward Air Corp.	14,927	655,445
Heartland Express, Inc.	22,767	446,689

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	49

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Truckers (concluded)
Knight Transportation, Inc.	29,058	$532,924
Marten Transport Ltd.	11,607	234,345
Patriot Transportation Holding, Inc. (a)	3,142	130,424
Quality Distribution, Inc. (a)	10,191	130,751
Roadrunner Transportation Systems, Inc. (a)	9,235	248,883
Saia, Inc. (a)	11,992	384,344
Swift Transportation Co. (a)	41,445	920,493
Universal Truckload Services, Inc.	2,644	80,668
Werner Enterprises, Inc.	22,588	558,601
YRC Worldwide, Inc. (a)	5,301	92,078

		5,039,023
Utilities: Electrical — 1.7%
ALLETE, Inc.	19,735	984,382
Atlantic Power Corp.	60,180	209,426
Avista Corp.	29,696	837,130
Black Hills Corp.	21,958	1,153,015
Cleco Corp.	29,829	1,390,628
El Paso Electric Co.	19,888	698,268
Empire District Electric Co.	21,142	479,712
Genie Energy Ltd. (a)	6,278	64,098
IDACORP, Inc.	24,792	1,285,217
MGE Energy, Inc.	11,419	661,160
NorthWestern Corp.	18,730	811,384
NRG Yield, Inc., Class A	11,153	446,231
Otter Tail Corp.	17,995	526,714
Pattern Energy Group, Inc.	9,150	277,336
Pike Electric Corp. (a)	12,902	136,374
PNM Resources, Inc.	39,440	951,293
Portland General Electric Co.	37,391	1,129,208
UIL Holdings Corp.	27,960	1,083,450
Unitil Corp.	6,938	211,540
UNS Energy Corp.	20,509	1,227,464

		14,564,030
Utilities: Gas Distributors — 0.8%
Chesapeake Utilities Corp.	4,770	286,295
Delta Natural Gas Co., Inc.	3,287	73,563
The Laclede Group, Inc.	16,184	737,019
New Jersey Resources Corp.	20,666	955,596
Northwest Natural Gas Co.	13,320	570,362
Piedmont Natural Gas Co., Inc.	37,318	1,237,465
South Jersey Industries, Inc.	15,810	884,728
Southwest Gas Corp.	22,857	1,277,935
WGL Holdings, Inc.	25,598	1,025,456

		7,048,419
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	8,771	238,659
Utilities: Telecommunications — 0.9%
8x8, Inc. (a)	43,316	440,091
Atlantic Tele-Network, Inc.	4,548	257,280
Boingo Wireless, Inc. (a)	8,983	57,581
Cbeyond, Inc. (a)	12,902	89,024
Cincinnati Bell, Inc. (a)	103,109	367,068
Cogent Communications Group, Inc.	23,354	943,735
Consolidated Communications Holdings, Inc.	19,907	390,775
Fairpoint Communications, Inc. (a)	9,987	112,953
General Communication, Inc., Class A (a)	15,661	174,620
Hawaiian Telcom Holdco, Inc. (a)(b)	5,146	151,138
HickoryTech Corp.	6,583	84,460
IDT Corp., Class B	7,746	138,421
inContact, Inc. (a)	26,457	206,629
Iridium Communications, Inc. (a)(b)	31,970	200,132
j2 Global, Inc.	22,718	1,136,127
Leap Wireless International, Inc. (a)	26,734	465,172
Lumos Networks Corp.	7,715	162,015
magicJack VocalTec Ltd. (a)(b)	9,001	107,292
Common Stocks	Shares	Value
Utilities: Telecommunications (concluded)
NII Holdings, Inc. (a)(b)	85,752	235,818
NTELOS Holdings Corp.	7,747	156,722
ORBCOMM, Inc. (a)	17,457	110,678
Premiere Global Services, Inc. (a)	23,854	276,468
Shenandoah Telecommunications Co.	11,890	305,216
Straight Path Communications, Inc., Class B (a)	3,754	30,745
Towerstream Corp. (a)	32,095	95,001
USA Mobility, Inc.	10,543	150,554
Vonage Holdings Corp. (a)	76,937	256,200
West Corp.	10,631	273,323

		7,375,238
Utilities: Water — 0.2%
American States Water Co.	19,093	548,542
Artesian Resources Corp., Class A	3,618	83,033
California Water Service Group	23,643	545,444
Connecticut Water Service, Inc.	5,419	192,429
Consolidated Water Co. Ltd.	7,173	101,139
Middlesex Water Co.	7,938	166,222
Pure Cycle Corp. (a)	8,135	51,494
SJW Corp.	7,704	229,502
York Water Co.	6,201	129,787

		2,047,592
Total Common Stocks — 95.6%		821,638,020

Investment Companies
BlackRock Kelso Capital Corp. (c)	37,065	345,817
Firsthand Technology Value Fund, Inc. (a)	4,400	101,948
Gladstone Capital Corp.	10,292	98,803
Hercules Technology Growth Capital, Inc.	30,536	500,791
PennantPark Investment Corp.	33,124	384,238
Prospect Capital Corp.	138,323	1,551,984
Total Investment Companies — 0.4%		2,983,581

Other Interests (e) — 0.0%	Beneficial Interest (000)
Gerber Scientific, Inc.	$12,866	—

Warrants (f) — 0.0%	Shares
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 9/12/13, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $8.50)	7,791	—
Total Long-Term Investments (Cost — $530,741,513) — 96.0%		824,621,601

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(g)	48,629,247	48,629,247

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(g)(h)	$45,115	45,115,062
Total Short-Term Securities (Cost — $93,744,309) — 10.9%		93,744,309
Total Investments (Cost — $624,485,822*) — 106.9%		918,365,910
Liabilities in Excess of Other Assets — (6.9)%		(58,967,630)

Net Assets — 100.0%		$859,398,280

See Notes to Financial Statements.

50	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Small Cap Index Series

Notes to Schedule of investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$642,535,415

Gross unrealized appreciation	$310,595,629
Gross unrealized depreciation	(34,765,134)

Net unrealized appreciation	$275,830,495

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Series during the year ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2013	Value at December 31, 2013	Income	Realized Gain (Loss)
BlackRock Kelso Capital Corp.	24,999	14,246		(2,180)	37,065	$345,817	$33,643	$(1,280)
BlackRock Liquidity Funds, TempFund, Institutional Class	20,512,415	28,116,832	[1]	—	48,629,247	$48,629,247	$15,390	—
BlackRock Liquidity Series, LLC, Money Market Series	$36,877,998	$8,237,064	[1]	—	$45,115,062	$45,115,062	$1,093,478	—
PennyMac Financial Services, Inc.	—	5,912	[1]	—	5,912	$103,755	—	—
PennyMac Mortgage Investment Trust	27,689	899	[1]	—	28,588	$656,381	$65,181	—
[1] Represents net shares/beneficial interest purchased.

(d)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
291	Russell 2000 Mini Index	ICE Futures US Indicies	March 2014	$33,796,740	$1,511,477

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements. The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Common Stocks	$821,612,551	$25,469	—	$821,638,020
Investment Companies	2,983,581	—	—	2,983,581
Short-Term Securities	48,629,247	45,115,062	—	93,744,309

Total	$873,225,379	$45,140,531	—	$918,365,910

[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	51

Schedule of Investments (concluded)	Master Small Cap Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,511,477	—	—	$1,511,477
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Series’ assets and/or liabilities approximates fair value for financial statement purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$131,990	—	—	$131,990
Cash pledged for financial futures contracts	898,000	—	—	898,000
Liabilities:
Collateral on securities loaned at value	—	$(45,115,062)	—	(45,115,062)

Total	$1,029,990	$(45,115,062)	—	$(44,085,072)

There were no transfers between levels during the year ended December 31, 2013.

See Notes to Financial Statements.

52	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Statements of Assets and Liabilities

December 31, 2013	Master International Index Series	Master Small Cap Index Series

Assets
Investments at value — unaffiliated[1,2]	$986,548,467	$823,515,648
Investments at value — affiliated[3]	1,116,398	94,850,262
Cash	—	131,990
Cash pledged for financial futures contracts	1,604,000	898,000
Foreign currency at value[4]	19,997,903	—
Dividends receivable — unaffiliated	3,244,451	956,305
Contributions receivable from investors	1,330,370	—
Investments sold receivable	1,133,292	—
Securities lending income receivable — affiliated	5,748	108,962
Variation margin receivable on financial futures contracts	—	142,620
Dividends receivable — affiliated	—	9,380
Unrealized appreciation on foreign currency exchange contracts	175	—
Other income receivable — affiliated	18,899	155,381
Other assets	14,412	—
Prepaid expenses	8,140	5,755

Total assets	1,015,022,255	920,774,303

Liabilities
Collateral on securities loaned at value	528,856	45,115,062
Investments purchased payable	485,619	14,938,787
Bank overdraft	1,018,673	—
Investment advisory fees payable	8,128	4,977
Directors’ fees payable	7,866	5,064
Variation margin payable on financial futures contracts	4,652	—
Other affiliates payable	2,162	1,766
Withdrawals payable to investors	—	1,175,211
Other payable	—	6,586
Other accrued expenses payable	152,290	128,570

Total liabilities	2,208,246	61,376,023

Net Assets	$1,012,814,009	$859,398,280

Net Assets Consist of
Investors’ capital	$709,673,655	$564,006,707
Net unrealized appreciation/depreciation	303,140,354	295,391,573

Net Assets	$1,012,814,009	$859,398,280

[1] Investments at cost — unaffiliated	$684,439,924	$529,714,500
[2] Securities loaned at value	$503,223	$43,907,066
[3] Investments at cost — affiliated	$1,116,398	$94,771,322
[4] Foreign currency at cost	$19,997,162	—

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	53

Statements of Operations

Year Ended December 31, 2013	Master International Index Series	Master Small Cap Index Series

Investment Income
Dividends — unaffiliated	$28,689,334	$9,350,038
Foreign taxes withheld	(2,404,483)	(10,841)
Securities lending — affiliated — net	11,250	1,093,478
Other income — affiliated	315,399	155,381
Dividends — affiliated	2,127	114,214

Total income	26,613,627	10,702,270

Expenses
Investment advisory	87,757	70,287
Accounting services	134,254	131,710
Custodian	151,118	113,135
Professional	71,314	68,008
Directors	30,215	24,718
Printing	21,308	23,974
Miscellaneous	87,063	38,472

Total expenses	583,029	470,304
Less fees waived and/or reimbursed by Manager	(1,880)	(30,330)

Total expenses after fees waived and/or reimbursed	581,149	439,974

Net investment income	26,032,478	10,262,296

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(10,140,808)	30,264,603
Investments — affiliated	—	1,280
Financial futures contracts	2,104,626	7,529,321
Foreign currency transactions	(826,614)	(132)

	(8,862,796)	37,795,072

Net change in unrealized appreciation/depreciation on:
Investments	154,717,985	180,052,993
Financial futures contracts	639,613	1,093,430
Foreign currency translations	84,313	14

	155,441,911	181,146,437

Total realized and unrealized gain	146,579,115	218,941,509

Net Increase in Net Assets Resulting from Operations	$172,611,593	$229,203,805

See Notes to Financial Statements.

54	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Statements of Changes in Net Assets

	Master International Index Series		Master Small Cap Index Series
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012

Operations
Net investment income	$26,032,478	$22,971,640	$10,262,296	$10,865,791
Net realized gain (loss)	(8,862,796)	(61,304,658)	37,795,072	7,464,862
Net change in unrealized appreciation/depreciation	155,441,911	182,573,315	181,146,437	65,437,618

Net increase in net assets resulting from operations	172,611,593	144,240,297	229,203,805	83,768,271

Capital Transactions
Proceeds from contributions	274,848,943	279,030,661	223,976,607	389,096,894
Value of withdrawals	(192,790,156)	(520,908,247)	(175,553,424)	(420,147,450)

Net increase (decrease) in net assets derived from capital transactions	82,058,787	(241,877,586)	48,423,183	(31,050,556)

Net Assets
Total increase (decrease) in net assets	254,670,380	(97,637,289)	277,626,988	52,717,715
Beginning of year	758,143,629	855,780,918	581,771,292	529,053,577

End of year	$1,012,814,009	$758,143,629	$859,398,280	$581,771,292

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	55

Financial Highlights	Master International Index Series

	Year Ended December 31,
	2013	2012	2011	2010	2009

Total Investment Return
Total investment return	21.94%	19.01%	(12.34)%	7.66%	28.99%

Ratios to Average Net Assets
Total expenses	0.07%	0.06%	0.08%	0.11%	0.09%

Total expenses after fees waived and paid indirectly	0.07%	0.06%	0.08%	0.10%	0.09%

Net investment income	2.97%	3.36%	3.38%	2.73%	2.98%

Supplemental Data
Net assets, end of year (000)	$1,012,814	$758,144	$855,781	$922,700	$749,280

Portfolio turnover	8%	21%	6%	8%	30%

Master Small Cap Index Series

	Year Ended December 31,
	2013	2012	2011	2010	2009

Total Investment Return
Total investment return	39.11%	16.52%	(4.30)%	27.19%	27.37%

Ratios to Average Net Assets
Total expenses	0.07%	0.14%	0.09%	0.12%	0.09%

Total expenses after fees waived and/or reimbursed	0.06%	0.08%	0.07%	0.08%	0.07%

Net investment income	1.46%	2.13%	1.46%	1.27%	1.27%

Supplemental Data
Net assets, end of year (000)	$859,398	$581,771	$529,054	$338,172	$229,637

Portfolio turnover	22%	68%	31%	42%	43%

See Notes to Financial Statements.

56	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Notes to Financial Statements	Quantitative Master Series LLC

1. Organization:

Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”) (collectively, the “Series”, or individually, a “Series”) are a series of Quantitative Master Series LLC (the “Master LLC”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. Each Series is classified as diversified. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

The Series values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	57

Notes to Financial Statements (continued)	Quantitative Master Series LLC

approved by the Board. Each business day, the Series use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Series report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components may be treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Series enters into certain investments (e.g., financial futures contracts and foreign currency exchange contracts) that would be “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Series’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security”. Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Income Taxes: The Series are classified as partnerships for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2013. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Series should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

58	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Notes to Financial Statements (continued)	Quantitative Master Series LLC

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following tables are a summary of the Series’ securities lending agreements by counterparty which are subject to offset under a MSLA as of December 31, 2013:

Master International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Deutsche Bank Securities, Inc.	$377,580	$(377,580)	—
Morgan Stanley	125,643	(125,643)	—

Total	$503,223	$(503,223)	—

[1]

Collateral with a value of $528,856 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Master Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[2]	Net Amount
Barclays Capital, Inc.	$925,328	$(925,328)	—
BNP Paribas S.A.	112,110	(112,110)	—
Citigroup Global Markets, Inc.	230,064	(230,064)	—
Credit Suisse Securities (USA) LLC	2,484,874	(2,484,874)	—
Deutsche Bank Securities, Inc.	2,405,655	(2,405,655)	—
Goldman Sachs & Co.	8,068,035	(8,068,035)	—
JP Morgan Securities LLC	3,817,787	(3,817,787)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	5,094,247	(5,094,247)	—
Morgan Stanley	19,616,198	(19,616,198)	—
Nomura Securites International, Inc.	54,918	(54,918)	—
UBS Securities LLC	1,097,850	(1,097,850)	—

Total	$43,907,066	$(43,907,066)	—

[2]

Collateral with a value of $45,115,062 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Series benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2013, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Series engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge their exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Series purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation or depreciation, and if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	59

Notes to Financial Statements (continued)	Quantitative Master Series LLC

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2013
	Derivative Assets
	Statements of Assets and Liabilities Location	Value
		Master International Index	Master Small Cap Index
Equity contracts	Net unrealized appreciation/ depreciation[1]	$758,715	$1,511,477
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	175	—

Total		$758,890	$1,511,477

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended December 31, 2013
	Net Realized Gain (Loss) From
	Master International Index	Master Small Cap Index
Equity contracts:
Financial futures contracts	$2,104,626	$7,529,321
Foreign currency exchange contracts:
Foreign currency transactions	(143,049)	(2)

Total	$1,961,577	$7,529,319

	Net Change in Unrealized Appreciation/Depreciation on
	Master International Index	Master Small Cap Index
Equity contracts:
Financial futures contracts	$639,613	$1,093,430
Foreign currency exchange contracts:
Foreign currency translations	(610)	—

Total	$639,003	$1,093,430

For the year ended December 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Master International Index	Master Small Cap Index
Financial futures contracts:
Average number of contracts purchased	285	202
Average notional value of contracts purchased	$18,173,784	$21,314,603
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	1	—
Average number of contracts — US dollars sold	1	—
Average US dollar amounts purchased	$105,175	—
Average US dollar amounts sold	$525,000	—

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Series’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Series. For OTC options purchased, the Series bear the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Series should the counterparty fail to perform under the contracts. Options written by the Series do not typically give rise to counterparty credit risk, as options written generally obligate the Series, and not the counterparty, to perform.

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. Credit risk still exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of their ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Series and the counterparty.

Cash collateral that has been pledged to cover obligations of the Series and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as

60	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Notes to Financial Statements (continued)	Quantitative Master Series LLC

collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Series, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Series and additional required collateral is delivered to/pledged by the Series on the next business day. Typically, the Series and counterparties are permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Series from its counterparties are not fully collateralized, contractually or otherwise, the Series bear the risk of loss from counterparty non-performance. The Series attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Series do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At December 31, 2013, the Series’ derivative assets and liabilities (by type) are as follows:

	Master International Index		Master Small Cap Index
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	—	$4,652	$142,620	—
Foreign currency exchange contracts	$175	—	—	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	175	4,652	142,620	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(4,652)	(142,620)	—

Total assets and liabilities subject to a MNA	$175	—	—	—

The following table presents the Series’ derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Series as of December 31, 2013:

Master International Index
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Deutsche Bank Securities, Inc.	$175	—	—	—	$175

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pay the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitation as a percentage of average daily net assets is 0.12% for Master International Index and 0.08% for Master Small Cap Index.

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2014 unless approved by the Board, including a majority of the Independent Directors.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the year ended December 31, 2013, the amounts waived for Master International Index and Master Small Cap Index, were $1,880 and $30,330, respectively.

The Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2013, Master International Index and Master Small Cap Index, reimbursed the Manager, $6,119 and $5,021, respectively, for certain accounting services, which are included in accounting services in the Statements of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	61

Notes to Financial Statements (continued)	Quantitative Master Series LLC

the Series for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedules of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Series benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Series is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended December 31, 2013, BIM received $6,062 and $588,039 in securities lending agent fees related to securities lending activities for Master International Index and Master Small Cap Index, respectively.

Master International Index and Master Small Cap Index recorded a payment from an affiliate to compensate for foregone securities lending revenue, which is shown as Other income — affiliated in the Statements of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2013, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Master International Index	—	—
Master Small Cap Index	$20,873,303	$40,607,415

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2013 were as follows:

	Purchases	Sales
Master International Index	$179,349,421	$71,433,871
Master Small Cap Index	$209,028,210	$152,670,827

7. Bank Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Series did not borrow under the credit agreement during the year ended December 31, 2013.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Series invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series have unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Series.

Master International Index invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedule of Investments for concentrations in specific countries.

Master International Index invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of Master International Index’s investments.

62	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Notes to Financial Statements (concluded)	Quantitative Master Series LLC

As of December 31, 2013, Master Small Cap Index invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on Master Small Cap Index and could affect the value, income and/or liquidity of positions in such securities.

As of December 31, 2013, the Series had the following industry classifications:

Master International Index
Industry	Percent of Long-Term Investments
Commercial Banks	13%
Pharmaceuticals	8%
Oil, Gas & Consumable Fuels	6%
Insurance	5%
Other[1]	68%

Master Small Cap Index
Industry	Percent of Long-Term Investments
Real Estate Investment Trusts	7%
Banks: Diversified	7%
Computer Services Software & Systems	6%
Other[1]	80%

[1]	All other industries held were less than 5% of long-term investments.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	63

Report of Independent Registered Public Accounting Firm	Quantitative Master Series LLC

To the Investors of Master International Index Series and Master Small Cap Index Series and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Master International Index Series and Master Small Cap Index Series, each one of the series constituting Quantitative Master Series LLC, (the “Series”) as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series and Master Small Cap Index Series, of Quantitative Master Series LLC, as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 18, 2014

64	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	President, London Center for Policy Research since 2012; Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet services) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 107 Portfolios	None
Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 107 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	65

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 107 Portfolios	None
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 107 Portfolios	None

[1]   Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]   Date shown is the earliest date a person has served for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Corporation’s/Master LLC’s board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	144 RICs consisting of 278 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	144 RICs consisting of 278 Portfolios	None

[3]   Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Corporation/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

66	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] Officers of the Corporation/Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Corporation’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodians JPMorgan Chase Bank, N.A.[2] Brooklyn, NY 11245 State Street Bank and Trust Company[3] Boston, MA 02110	Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

Sub-Advisor BlackRock Investment Management, LLC Princeton, NJ 08540	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

[2]	For International Index Fund.
[3]	For Small Cap Index Fund.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	67

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Series voted proxies relating to securities held in the Funds’/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

68	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013	69

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015
2017
2019
2021
2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

70	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund, unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see each Fund’s prospectus for a description of risks associated with global investments.

Index2-12/13-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$7,363	$7,100	$0	$0	$9,100	$8,600	$0	$0
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$7,363	$7,100	$0	$0	$11,200	$10,700	$0	$0
Master International Index Series of Quantitative Master Series LLC	$37,563	$37,300	$0	$0	$17,000	$17,000	$0	$0
Master Small Cap Index Series of Quantitative Master Series LLC	$38,763	$38,500	$0	$0	$17,000	$17,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

2

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$9,100	$8,600
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$11,200	$10,700
Master International Index Series of Quantitative Master Series LLC	$17,000	$17,000
Master Small Cap Index Series of Quantitative Master Series LLC	$17,000	$18,600

3

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –     Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski

       Chief Executive Officer (principal executive officer) of

       BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

       Chief Executive Officer (principal executive officer) of

       BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: February 28, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews

       Chief Financial Officer (principal financial officer) of

       BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: February 28, 2014

5